     AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON APRIL 30, 1999

                                              1933 Act Registration No. 33-83020
                                              1940 Act Registration No. 811-8714
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON D.C. 20549
                                    FORM N-4
            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933          /X/

                          PRE-EFFECTIVE AMENDMENT NO.

                         POST-EFFECTIVE AMENDMENT NO. 9                      /X/

                                      and

        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940      /X/

                                AMENDMENT NO. 10                             /X/


                    CG VARIABLE ANNUITY SEPARATE ACCOUNT II
                           (EXACT NAME OF REGISTRANT)
                   CONNECTICUT GENERAL LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

              900 Cottage Grove Road, Hartford, Connecticut 06152
              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)

               DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE
                                 (860) 726-6000

                                    COPY TO:

Mark A. Parsons, Esquire                   Patrice M. Pitts
Connecticut General Life Insurance
 Company                                   Porter, Wright, Morris & Arthur
900 Cottage Grove Road                     1667 K Street, NW, Suite 1100
Hartford, Connecticut 06152                Washington, DC 20006-1605
(NAME AND ADDRESS OF
 AGENT FOR SERVICE)





                     It is proposed that this filing will become effective:

                    ________ immediately upon filing pursuant to paragraph (b) of Rule 485
                    ___X___  on May 1, 1999 pursuant to paragraph (b) of Rule
                    485
                    _________ 60 days after filing pursuant to paragraph (a) of Rule 485
                    _________  on             , pursuant to paragraph (a) of
                    Rule 485

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                                     CIGNA
                                     ACCRU
                                   ChoicePlus

                                Product & Funds
                                  Prospectuses
                                      1999

CIGNA ACCRU CHOICEPLUS



CONNECTICUT GENERAL LIFE INSURANCE COMPANY
CG VARIABLE ANNUITY SEPARATE ACCOUNT II



Home Office:                                    Servicing Office:
Connecticut General Life Insurance Company      Lincoln Life
(CIGNA)                                         Attn: ACCRU ChoicePlus Operations
900 Cottage Grove Road                          1300 S. Clinton Street
Bloomfield, CT 06002                            P.O. Box 7871
                                                Fort Wayne, IN 46801



This prospectus describes the flexible premium deferred variable annuity contract that is issued by Connecticut General Life Insurance Company (CIGNA). The contract is for use with nonqualified plans and retirement plans QUALIFIED UNDER SECTION 408 OF THE TAX CODE (IRAS) AND SECTION 408A (ROTH IRA). In the future, we may offer the contract for other qualified plans. Generally, you do not pay federal income tax on the contract's growth until it is paid out. The contract is designed to accumulate contract value and to provide retirement income that you cannot outlive or for an agreed upon time. These benefits may be a variable or fixed amount or a combination of both. If you die before the ANNUITY COMMENCEMENT DATE, we will pay your BENEFICIARY a DEATH BENEFIT.



The minimum initial PURCHASE PAYMENT for the contract is $2,000 for qualified plans and non-qualified plans.


Additional PURCHASE PAYMENTS may be made to the contract and must be at least $100 per payment.

You choose whether your contract value accumulates on a variable or fixed (guaranteed) basis or both. If you put all your PURCHASE PAYMENTS into the fixed account, we guarantee your principal and a minimum interest rate. WE LIMIT TRANSFERS FROM THE FIXED SIDE OF THE CONTRACT. A MARKET VALUE ADJUSTMENT (MVA) MAY BE APPLIED TO ANY SURRENDER OR TRANSFER FROM THE FIXED ACCOUNT BEFORE THE EXPIRATION DATE OF A GUARANTEED PERIOD.

All PURCHASE PAYMENTS for benefits on a variable basis will be placed in CIGNA Variable Annuity Account II (VARIABLE ANNUITY ACCOUNT [VAA]). The VAA is a segregated investment account of CIGNA. If you put all or some of your PURCHASE PAYMENTS into one or more of the contract's variable options, you take all of the investment risk on the CONTRACT VALUE and the retirement income. If the SUBACCOUNTS you select make money, your CONTRACT VALUE goes up; if they lose money, YOUR CONTRACT VALUE goes down. How much the CONTRACT VALUE goes up or down depends on the performance of the SUBACCOUNTS you select. WE DO NOT GUARANTEE HOW ANY OF THE VARIABLE OPTIONS OR THEIR FUNDS WILL PERFORM. ALSO, NEITHER THE U.S. GOVERNMENT NOR ANY FEDERAL AGENCY INSURES OR GUARANTEES YOUR INVESTMENT IN THE CONTRACT.

The available funds are listed below:


The Alger American Fund:



- Alger American Growth Portfolio



- Alger American Leveraged AllCap Portfolio



- Alger American MidCap Growth Portfolio



- Alger American Small Capitalization Portfolio



CIGNA Variable Products Group:



- CIGNA Variable Products Money Market Fund


Variable Insurance Products Fund:


- Fidelity VIP Equity-Income Portfolio



- Fidelity VIP High Income Portfolio



- Fidelity VIP Overseas Portfolio



Variable Insurance Products Fund II



- Fidelity VIP II Contrafund Portfolio



- Fidelity VIP II Investment Grade Bond Portfolio



Variable Insurance Products Fund III



- Fidelity VIP III Growth Opportunities Portfolio



MFS-Registered Trademark- Variable Insurance Trust:



- MFS Emerging Growth Series



- MFS Growth With Income Series



- MFS Research Series



- MFS Total Return Series


- MFS Utilities Series


Neuberger Berman Advisers
Management Trust:



- Neuberger Berman AMT Limited Maturity Bond Portfolio



- Neuberger Berman AMT Partners Portfolio



OCC Accumulation Trust:



- OCC Global Equity Portfolio



- OCC Managed Portfolio



- OCC Small Cap Portfolio


This Prospectus gives you information about the contract that you should know before you decide to buy a contract and make PURCHASE PAYMENTS. You should also review the prospectuses for the funds that are attached, and keep these prospectuses for future reference.

NEITHER THE SEC NOR ANY STATE SECURITIES COMMISSION HAS APPROVED THIS CONTRACT OR DETERMINED THAT THIS PROSPECTUS IS ACCURATE OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENCE.


You can obtain a Statement of Additional Information (SAI), dated May 1, 1999, about the contracts that have more information. Its terms are made part of this Prospectus. For a free copy, write: Lincoln Life, Attn: ACCRU ChoicePlus Operations, 1300 S. Clinton Street, P.O. Box 7871, Fort Wayne, IN 46801, or call 1-800-552-9898. The SAI and other information about CIGNA and Account II are also available on the SEC's web site (http:\\www.sec.gov). There is a table of contents for the SAI on the last page of this Prospectus.


May 1, 1999

TABLE OF CONTENTS

                                                  PAGE
----------------------------------------------------------
Expense tables                                          1
Summary                                                 4
Condensed financial information for the VAA             6
Investment results                                      9
Financial statements                                    9
CIGNA                                                   9
Variable annuity account (VAA)                          9
Investments of the variable annuity account             9
Charges and other deductions                           12
The contracts                                          13
Annuity payouts                                        17
Annuity options                                        17
General Information                                    17

                                                  PAGE
----------------------------------------------------------

Fixed side of the contract                             18
Federal tax matters                                    19
Voting rights                                          23
Distribution of the contracts                          23
Return privilege                                       23
State regulation                                       23
Records and reports                                    23
Other information                                      23
Preparing for the Year 2000                            24
Statement of additional information
  Table of Contents for
  CG Variable Annuity Separate
  Account II
  CIGNA ACCRU ChoicePlus                               25


SPECIAL TERMS

(We have ITALICIZED the terms that have special meaning throughout the Prospectus).


ACCOUNT OR VARIABLE ANNUITY ACCOUNT (VAA) -- The segregated investment account, CG Variable Annuity Separate Account II, into which CIGNA sets aside and invests the assets for the variable side of the contract offered in this Prospectus.


ACCUMULATION UNIT -- A measure used to calculate CONTRACT VALUE for the variable side of the CONTRACT before the ANNUITY COMMENCEMENT DATE.

ANNUITANT -- The person upon whose life the ANNUITY BENEFIT PAYMENTS are based and made to after the ANNUITY COMMENCEMENT DATE.

ANNUITY COMMENCEMENT DATE -- The VALUATION DATE when funds are withdrawn or converted into ANNUITY UNITS or fixed dollar payout for payment of retirement income benefits under the ANNUITY PAYOUT option you select.

ANNUITY PAYOUT -- An amount paid at regular intervals after the ANNUITY COMMENCEMENT date under one of several options available to the ANNUITANT and/or any other payee. This amount may be paid on a variable or fixed basis or a combination of both.

ANNUITY UNIT -- A measure used to calculate the amount of ANNUITY PAYOUTS after the ANNUITY COMMENCEMENT DATE. See Annuity payouts.

BENEFICIARY -- The person you choose to receive any DEATH BENEFIT paid if you die before the ANNUITY COMMENCEMENT DATE.

CERTIFICATE -- The document which provides evidence of the participation of the owner in a group contract.


CIGNA (WE, US, OUR) -- Connecticut General Life Insurance Company.


CONTRACTOWNER (YOU, YOUR, OWNER) -- The person who has the ability to exercise the rights within the contract (e.g., decides on investment allocations, transfers, payout option, designates the BENEFICIARY, etc.) Usually, but not always, the owner is the ANNUITANT.

CONTRACT VALUE -- At a given time before the ANNUITY COMMENCEMENT DATE, the total value of all ACCUMULATION UNITS for a contract plus the value of the fixed side of the contract.

CONTRACT YEAR -- Each one-year period starting with the effective date of the contract and starting with each contract anniversary after that.

DEATH BENEFIT -- An amount payable to your designated BENEFICIARY if the owner dies before the ANNUITY COMMENCEMENT DATE.

PURCHASE PAYMENTS -- Amounts paid into the contract.


SUBACCOUNT -- The portion of the VAA that reflects investments in ACCUMULATION and ANNUITY UNITS of a particular fund available under the contract.


VALUATION DATE -- Each day the New York Stock Exchange (NYSE) is open for trading.

VALUATION PERIOD -- The period starting at the close of trading (currently 4:00 p.m. New York time) on each day that the NYSE is open for trading (VALUATION
DATE) and ending at the close of such trading on the next VALUATION DATE.

EXPENSE TABLES

SUMMARY OF CONTRACTOWNER EXPENSES:
The maximum surrender charge (contingent deferred sales charge) as a percentage of PURCHASE PAYMENTS surrendered/ withdrawn: 7%

Account
  fee:       $35 ($30 for New York contracts, inforce business only)
Transfer
  fee:       $10


The surrender charge percentage is reduced over time. The later the redemption occurs, the lower the surrender charge with respect to that surrender or withdrawal. We may waive this charge in certain situations. See Charges and other deductions -- Surrender charge.



A market value adjustment (MVA) may be applied to the amount being surrendered or transferred (except for dollar cost averaging and account rebalancing) from a fixed account guaranteed period amount. See Fixed side of the contract.



The account fee will be waived if your CONTRACT VALUE is $100,000 or more at the end of any particular CONTRACT YEAR.


The transfer fee will not be imposed on the first 12 transfers during a CONTRACT YEAR. We reserve the right to charge a $10 fee for transfers over 12 times during any CONTRACT YEAR. Automatic dollar cost averaging and automatic rebalancing transfers are not included in these first 12 transfers.


VAA ANNUAL EXPENSES FOR CIGNA ACCRU CHOICEPLUS SUBACCOUNTS:


(as a percentage of average account value)



Mortality and expense risk charge                                                  1.25%
Administrative charge                                                              0.15%
                                                                                    ---
Total annual charge for each CIGNA ACCRU ChoicePlus SUBACCOUNT                     1.40%



FUND ANNUAL EXPENSES OF THE FUNDS, SERIES AND PORTFOLIOS FOR THE YEAR ENDED DECEMBER 31, 1998:

(as a percentage of each fund's average net assets):

                                                                    MANAGEMENT                    OTHER
                                                                    FEES                          EXPENSES
                                                                    (AFTER ANY                    (AFTER ANY
                                                                    WAIVERS/                      WAIVERS/
                                                                    REIMBURSEMENTS)        +      REIMBURSEMENTS)        =
------------------------------------------------------------------------------------------------------------------------------
       1.  Alger American Growth Portfolio                                   0.75                          0.04
       2.  Alger American Leveraged AllCap Portfolio(1)                      0.85                          0.11
       3.  Alger American MidCap Growth Portfolio                            0.80                          0.04
       4.  Alger American Small Capitalization Portfolio                     0.85                          0.04
       5.  CIGNA Variable Products Money Market Fund(2)                      0.12                          0.38
       6.  Fidelity VIP II Contrafund Portfolio (Initial Class)(3)           0.59                          0.11
       7.  Fidelity VIP II Investment Grade Bond Portfolio
           (Initial Class)(3)                                                0.43                          0.14
       8.  Fidelity VIP Equity-Income Portfolio (Initial Class)(3)           0.49                          0.09
       9.  Fidelity VIP High Income Portfolio (Initial Class)(3)             0.58                          0.12
      10.  Fidelity VIP Overseas Portfolio (Initial Class)(3)                0.74                          0.17
      11.  Fidelity VIP III Growth Opportunities Portfolio
           (Initial Class)(3)                                                0.59                          0.12
      12.  MFS Variable Trust Emerging Growth Series(4)                      0.75                          0.10
      13.  MFS Variable Trust Growth With Income Series(4)                   0.75                          0.13
      14.  MFS Variable Trust Research Series(4)                             0.75                          0.11
      15.  MFS Variable Trust Total Return Series(4)                         0.75                          0.16
      16.  MFS Variable Trust Utilities Series(4)                            0.75                          0.26
      17.  Neuberger Berman AMT Limited Maturity Bond Portfolio(5)           0.65                          0.11
      18.  Neuberger Berman AMT Partners Portfolio(5)                        0.78                          0.06
      19.  OCC Trust Global Equity Portfolio(6)                              0.80                          0.33
      20.  OCC Trust Managed Portfolio(6)                                    0.78                          0.04
      21.  OCC Trust Small Cap Portfolio(6)                                  0.80                          0.08

           TOTAL
           EXPENSES
           (AFTER ANY
           WAIVERS/
           REIMBURSEMENTS)
---------
       1.           0.79
       2.           0.96
       3.           0.84
       4.           0.89
       5.           0.50
       6.           0.70
       7.
                    0.57
       8.           0.58
       9.           0.70
      10.           0.91
      11.
                    0.71
      12.           0.85
      13.           0.88
      14.           0.86
      15.           0.91
      16.           1.01
      17.           0.76
      18.           0.84
      19.           1.13
      20.           0.82
      21.           0.88



(1)Included in other expenses of the Alger American Leveraged AllCap Portfolio is .03% of interest expense.



(2)CIGNA Investments has contractually agreed, until April 30, 2000, to waive management fees and reimburse the funds if and to the extent total annual fund operating expenses exceed 0.50% for the Money Market Fund. CIGNA Investments may agree to continue to waive management fees and reimburse expenses after April 30, 2000.



(3)A portion of the brokerage commissions that certain funds pay was used to reduce fund expenses. In addition, Fidelity Management & Research ("FMR") on behalf of certain funds, have entered into arrangements with their custodian whereby credits realized as a result of uninvested cash balances were used to reduce custodian expenses. Including these reductions, the total operating expenses presented in the table would have been 0.66% for VIP II Contrafund; 0.57% for VIP Equity-Income; 0.89% for VIP Overseas and 0.70% for VIP III Growth Opportunities.



(4)Each series has an expense offset arrangement which reduces the series' custodian fee based upon the amount of cash maintained by the series with its custodian and dividend-disbursing agent. Each series may enter into other such arrangements and directed brokerage arrangements, which would also have the effect of reducing the series' expenses. Expenses do not take into account these expense reductions, and are therefore higher than the actual expenses of the series. MFS has agreed to bear expenses for these series, subject to reimbursement by these series, such that each such series' "Other Expenses" shall not exceed the following percentages of the average daily net assets of the series during the current fiscal year: 0.25% except for the Emerging Growth Series, and the Research Series, which have no such limitation. The payments made by MFS on behalf of each series under this arrangement are subject to reimbursement by the series to MFS, which will be accomplished by the payment of an expense reimbursement fee by the series to MFS computed and paid monthly at a percentage of the series' average daily net assets for its then current fiscal year, with a limitation that immediately after such payment of the series' "Other Expenses" will not exceed the percentage set forth above for that series. The obligation of MFS to bear a series' "Other Expense" pursuant to this arrangement, and the series' obligation to pay the reimbursement fee to MFS, terminates on the earlier of the date on which payments made by the series equal the prior payment of such reimbursable expenses by MFS, or December 31, 2004.



(5)Neuberger Berman Advisers Management Trust is divided into portfolios ("Portfolios") each of which invests all of its net investable assets in a corresponding series ("Series") of Advisers Managers Trust. The figures reported under "Management Fees" include the aggregate of the administration fees paid by the Portfolio and the management fees paid by its corresponding Series. Similarly, "Other Expenses" includes all other expenses of the Portfolio and its corresponding Series.



(6)Other Expenses are shown gross of expense offsets afforded the portfolio, which effectively lowered overall custody expenses. Total portfolio expenses for the Small Cap and Managed Portfolios are limited by OpCap Advisors so that its respective annualized operating expenses (net of any expense offsets) do not exceed 1.00% of average daily net assets. Total Portfolio Expenses (net of any expense offsets) for the Global Equity Portfolio are limited to 1.25% of average daily net assets.

EXAMPLES
(expenses of the SUBACCOUNTS and the funds):

If you surrender your contract at the end of the time period shown, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:

                                                                                         1 YEAR      3 YEARS     5 YEARS
---------------------------------------------------------------------------------------------------------------------------
       1.  Alger American Growth Portfolio                                                $      92   $     139   $     179
       2.  Alger American Leveraged AllCap Portfolio                                             94         144         187
       3.  Alger American MidCap Growth Portfolio                                                93         141         181
       4.  Alger American Small Capitalization Portfolio                                         93         142         184
       5.  Cigna Variable Products Money Market Fund                                             90         130         164
       6.  Fidelity VIP II Contrafund Portfolio                                                  92         136         174
       7.  Fidelity VIP II Investment Grade Bond Portfolio                                       90         133         167
       8.  Fidelity VIP Equity-Income Portfolio                                                  90         133         168
       9.  Fidelity VIP High Income Portfolio                                                    92         136         174
      10.  Fidelity VIP Overseas Portfolio                                                       94         143         185
      11.  Fidelity VIP III Growth Opportunities Portfolio                                       92         137         175
      12.  MFS Variable Trust Emerging Growth Series                                             93         141         182
      13.  MFS Variable Trust Growth With Income Series                                          94         144         187
      14.  MFS Variable Trust Research Series                                                    93         141         182
      15.  MFS Variable Trust Total Return Series                                                95         146         189
      16.  MFS Variable Trust Utilities Series                                                   95         146         190
      17.  Neuberger Berman AMT Limited Maturity Bond Portfolio                                  92         138         177
      18.  Neuberger Berman AMT Partners Portfolio                                               93         141         181
      19.  OCC Trust Global Equity Portfolio                                                     96         149         196
      20.  OCC Trust Managed Portfolio                                                           93         140         180
      21.  OCC Trust Small Cap Portfolio                                                         93         142         183

           10 YEARS
---------
       1.   $     255
       2.         272
       3.         260
       4.         265
       5.         225
       6.         245
       7.         232
       8.         233
       9.         245
      10.         267
      11.         246
      12.         261
      13.         271
      14.         262
      15.         276
      16.         277
      17.         252
      18.         260
      19.         289
      20.         258
      21.         264



If you DO NOT surrender your contract, or if you annuitize, you would pay the following expenses on a $1,000 investment, assuming a 5% annual return:


                                                                                         1 YEAR      3 YEARS     5 YEARS
---------------------------------------------------------------------------------------------------------------------------
       1.  Alger American Growth Portfolio                                                $      22   $      69   $     119
       2.  Alger American Leveraged AllCap Portfolio                                             24          74         127
       3.  Alger American MidCap Growth Portfolio                                                23          71         121
       4.  Alger American Small Capitalization Portfolio                                         23          72         124
       5.  Cigna Variable Products Money Market Fund                                             20          60         104
       6.  Fidelity VIP II Contrafund Portfolio                                                  22          66         114
       7.  Fidelity VIP II Investment Grade Bond Portfolio                                       20          63         107
       8.  Fidelity VIP Equity-Income Portfolio                                                  20          63         108
       9.  Fidelity VIP High Income Portfolio                                                    22          66         114
      10.  Fidelity VIP Overseas Portfolio                                                       24          73         125
      11.  Fidelity VIP III Growth Opportunities Portfolio                                       22          67         115
      12.  MFS Variable Trust Emerging Growth Series                                             23          71         122
      13.  MFS Variable Trust Growth With Income Series                                          24          74         127
      14.  MFS Variable Trust Research Series                                                    23          71         122
      15.  MFS Variable Trust Total Return Series                                                25          76         129
      16.  MFS Variable Trust Utilities Series                                                   25          76         130
      17.  Neuberger Berman AMT Limited Maturity Bond Portfolio                                  22          68         117
      18.  Neuberger Berman AMT Partners Portfolio                                               23          71         121
      19.  OCC Trust Global Equity Portfolio                                                     26          79         136
      20.  OCC Trust Managed Portfolio                                                           23          70         120
      21.  OCC Trust Small Cap Portfolio                                                         23          72         123

           10 YEARS
---------
       1.   $     255
       2.         272
       3.         260
       4.         265
       5.         225
       6.         245
       7.         232
       8.         233
       9.         245
      10.         267
      11.         246
      12.         261
      13.         271
      14.         262
      15.         276
      16.         277
      17.         252
      18.         260
      19.         289
      20.         258
      21.         264



We provide these examples to help you understand the direct and indirect costs and expenses of the contract.


For more information, see Charges and other deductions in this Prospectus, and in the Prospectuses for the funds. Premium taxes may also apply, although they do not appear in the examples. THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE MORE OR LESS THAN THOSE SHOWN.

SUMMARY

WHAT KIND OF CONTRACT AM I BUYING?


It is an individual annuity contract between you and CIGNA. It may provide for a fixed annuity and/or a variable annuity. This Prospectus describes the variable side of the contract. See The contracts.


WHAT IS THE VARIABLE ANNUITY ACCOUNT (VAA)?


It is a separate account that we established under Connecticut insurance law, and registered with the SEC as a unit investment trust. VAA assets are allocated to one or more SUBACCOUNTS, according to your investment choices. VAA assets are not chargeable with liabilities arising out of any other business which CIGNA may conduct. See Variable annuity account (VAA).


WHAT ARE MY INVESTMENT CHOICES?


Based upon your instruction, the VAA applies PURCHASE PAYMENTS to buy shares in one or more of the investment options: Alger American Growth Portfolio; Alger American Leveraged AllCap Portfolio; Alger American MidCap Growth Portfolio; Alger American Small Capitalization Portfolio; CIGNA Variable Products Money Market Fund; Fidelity VIP II Contrafund Portfolio; Fidelity VIP II Investment Grade Bond Portfolio; Fidelity VIP Equity-Income Portfolio; Fidelity VIP High Income Portfolio; Fidelity VIP Overseas Portfolio; Fidelity VIP III Growth Opportunities Portfolio; MFS Variable Trust Emerging Growth Series; MFS Variable Trust Growth With Income Series; MFS Variable Trust Research Series; MFS Variable Trust Total Return Series; MFS Variable Trust Utilities Series; Neuberger Berman AMT Limited Maturity Bond Portfolio; Neuberger Berman AMT Partners Portfolio; OCC Trust Global Equity Portfolio; OCC Trust Managed Portfolio; and OCC Trust Small Cap Portfolio


WHO INVESTS PURCHASE PAYMENTS?


Fred Alger Management is the advisor for The Alger American Fund; CIGNA Investments, Inc., is the advisor for CIGNA Variable Products Fund; Fidelity Management & Research Company is the advisor for Variable Insurance Products Fund, Variable Insurance Products Fund II and Variable Insurance Products Fund III; Massachusetts Financial Services Company is the advisor for
MFS-Registered Trademark- Variable Insurance Trust; Neuberger Berman Management, Inc. is the advisor for Neuberger Berman Advisers Management Trust; and OpCap Advisors is the advisor for OCC Accumulation Trust. See Investments of the variable annuity account and Investment advisor.


HOW DOES THE CONTRACT WORK?


If we approve your application, we will send you a contract. When you make PURCHASE PAYMENTS during the accumulation phase, you buy ACCUMULATION UNITS. If you decide to receive retirement income payments, your ACCUMULATION UNITS are converted to ANNUITY UNITS. Your retirement income payments will be based on the number of ANNUITY UNITS you received and the value of each ANNUITY UNIT on payout days. See Charges and other deductions.


WHAT CHARGES DO I PAY UNDER CONTRACT?


If you withdraw CONTRACT VALUE, you pay a surrender or withdrawal charge which may range from 0% to 7%, depending upon how many CONTRACT YEARS those payments have been in the contract. We may waive surrender charges in certain situations. See Charges and other deductions -- Surrender charge.


We charge an account fee of $35 ($30 for New York contracts, inforce business only) PER CONTRACT year if the CONTRACT VALUE is less than $100,000.

We reserve the right to charge a $10 fee for transfers over 12 times during any contract year, excluding automatic dollar cost averaging and automatic rebalancing program transfers.


The surrender or transfer of value from a fixed account guaranteed period amount may be subject to a market value adjustment (MVA). See Fixed side of the contract -- Market Value Adjustments.


We will deduct any applicable premium tax from PURCHASE PAYMENTS or CONTRACT VALUE at the time the tax is incurred or at another time we choose.

We apply an annual charge totaling 1.40% to the daily net asset value of the VAA. This charge includes 0.15% as an administrative charge and 1.25% as a mortality and expense risk charge. See Charges and other deductions. We may waive these charges in certain situations.

The fund's investment management fees, expenses and expense limitations, if applicable, are more fully described in the Prospectuses for the funds.

WHAT PURCHASE PAYMENTS DO I MAKE, AND HOW OFTEN?

Subject to minimum and maximum PURCHASE PAYMENT AMOUNTS, your PURCHASE PAYMENTS are completely flexible. See The contracts -- Purchase payments.

HOW WILL MY ANNUITY PAYOUTS BE CALCULATED?

If you decide to annuitize, you may select an annuity option and start receiving retirement income payments from your contract as a fixed option or variable option or a combination of both. See Annuity Options. REMEMBER THAT PARTICIPANTS IN THE VAA BENEFIT FROM ANY GAIN, AND TAKE A RISK OF ANY LOSS IN THE VALUE OF THE SECURITIES IN THE FUNDS' PORTFOLIOS.

WHAT HAPPENS IF I DIE BEFORE I ANNUITIZE?


Your BENEFICIARY will receive the greatest of the PURCHASE PAYMENTS, CONTRACT VALUE or the highest CONTRACT VALUE as of the most recent CONTRACT YEAR occurring on or before the CONTRACTOWNER'S 80th birthday. Your BENEFICIARY has options as to how the DEATH BENEFIT is paid. See The contracts -- Death benefit before the ANNUITY COMMENCEMENT DATE.


MAY I TRANSFER CONTRACT VALUE AMONG VARIABLE OPTIONS AND BETWEEN THE FIXED SIDE AND VARIABLE SIDE OF THE CONTRACT?


Yes, with certain limits. See The contracts -- Transfers between SUBACCOUNTS on or before the ANNUITY COMMENCEMENT DATE; and Transfers after the ANNUITY COMMENCEMENT DATE; and Transfers to and from a fixed side on or before the ANNUITY COMMENCEMENT DATE.


MAY I SURRENDER THE CONTRACT OR MAKE A WITHDRAWAL?


Yes, subject to contract requirements and to restrictions of any qualified retirement plan for which the contract was purchased. See The contracts -- Surrenders and withdrawals. If you surrender the contract or make a withdrawal, certain charges may apply. In addition, if you decide to take a distribution before age 59 1/2, a 10% Internal Revenue Service (IRS) tax penalty may apply. A surrender or withdrawal may also be subject to 20% withholding. See Federal tax matters and withholding.


DO I GET A FREE LOOK AT THIS CONTRACT?

Yes. You can cancel the contract within ten days (in some states longer) of the date you first received the contract. You need to return the contract, postage prepaid, to our home office. In most states you assume the risk of any market drop on PURCHASE PAYMENTS you allocate to the variable side of the contract. See Return privilege.

CONDENSED FINANCIAL INFORMATION FOR THE VARIABLE ANNUITY ACCOUNT


ACCUMULATION UNIT VALUES



The following information relating to ACCUMULATION UNIT VALUES and number of ACCUMULATION UNITS for the CIGNA ACCRU CHOICEPLUS SUBACCOUNTS for the period ended December 31, 1998 come from the VAA'S financial statements. It should be read along with the VAA'S financial statements and notes which are all included in the SAI.


                                                                                              *1997    1998
----------------------------------------------------------------------------------------------------------------
Alger American Growth Portfolio
Accumulation unit value
  - Beginning of period...................................................................     10.000     11.169
  - End of period.........................................................................     11.169     16.305
Number of accumulation units
  - End of period (000s omitted)..........................................................        241        886

----------------------------------------------------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio
Accumulation unit value
  - Beginning of period...................................................................     10.000     10.988
  - End of period.........................................................................     10.988     17.096
Number of accumulation units
  - End of period (000s omitted)..........................................................         52        281
----------------------------------------------------------------------------------------------------------------
Alger American MidCap Growth Portfolio
Accumulation unit value
  - Beginning of period...................................................................     10.000     11.124
  - End of period.........................................................................     11.124     14.291
Number of accumulation units
  - End of period (000s omitted)..........................................................        112        365
----------------------------------------------------------------------------------------------------------------
Alger American Small Capitalization Portfolio
Accumulation unit value
  - Beginning of period...................................................................     10.000     11.406
  - End of period.........................................................................     11.406     12.992
Number of accumulation units
  - End of period (000s omitted)..........................................................        176        418
----------------------------------------------------------------------------------------------------------------
CIGNA Variable Products Money Market Fund
Accumulation unit value
  - Beginning of period...................................................................     10.000     10.231
  - End of period.........................................................................     10.231     10.609
Number of accumulation units
  - End of period (000s omitted)..........................................................        671      1,318
----------------------------------------------------------------------------------------------------------------
Fidelity VIP II Contrafund Portfolio
Accumulation unit value
  - Beginning of period...................................................................     10.000     11.485
  - End of period.........................................................................     11.485     14.717
Number of accumulation units
  - End of period (000s omitted)..........................................................        149        541
----------------------------------------------------------------------------------------------------------------
Fidelity VIP II Investment Grade Bond Portfolio
Accumulation unit value
  - Beginning of period...................................................................     10.000     10.587
  - End of period.........................................................................     10.587     11.363
Number of accumulation units
  - End of period (000s omitted)..........................................................        176        672
----------------------------------------------------------------------------------------------------------------

                                                                                              *1997    1998
----------------------------------------------------------------------------------------------------------------
Fidelity VIP Equity - Income Portfolio
Accumulation unit value
  - Beginning of period...................................................................     10.000     11.250
  - End of period.........................................................................     11.250     12.382
Number of accumulation units
  - End of period (000s omitted)..........................................................        457      1,637
----------------------------------------------------------------------------------------------------------------
Fidelity VIP High Income Portfolio
Accumulation unit value
  - Beginning of period...................................................................     10.000     11.013
  - End of period.........................................................................     11.013     10.388
Number of accumulation units
  - End of period (000s omitted)..........................................................        392      1,376
----------------------------------------------------------------------------------------------------------------
Fidelity VIP Overseas Portfolio
Accumulation unit value
  - Beginning of period...................................................................     10.000      9.986
  - End of period.........................................................................      9.986     11.102
Number of accumulation units
  - End of period (000s omitted)..........................................................        187        554
----------------------------------------------------------------------------------------------------------------
Fidelity VIP III Growth Opportunities Portfolio
Accumulation unit value
  - Beginning of period...................................................................     10.000     11.380
  - End of period.........................................................................     11.380     13.980
Number of accumulation units
  - End of period (000s omitted)..........................................................        337      1,101
----------------------------------------------------------------------------------------------------------------
MFS Variable Trust Emerging Growth Series
Accumulation unit value
  - Beginning of period...................................................................     10.000     11.329
  - End of period.........................................................................     11.329     14,980
Number of accumulation units
  - End of period (000s omitted)..........................................................        187        642
----------------------------------------------------------------------------------------------------------------
MFS Variable Trust Growth With Income Series
Accumulation unit value
  - Beginning of period...................................................................     10.000     11.422
  - End of period.........................................................................     11.422     13.775
Number of accumulation units
  - End of period (000s omitted)..........................................................        242        876
----------------------------------------------------------------------------------------------------------------
MFS Variable Trust Research Series
Accumulation unit value
  - Beginning of period...................................................................     10.000     10.759
  - End of period.........................................................................     10.759     13.086
Number of accumulation units
  - End of period (000s omitted)..........................................................        342        925
----------------------------------------------------------------------------------------------------------------
MFS Variable Trust Total Return Series
Accumulation unit value
  - Beginning of period...................................................................     10.000     11.107
  - End of period.........................................................................     11.107     12.302
Number of accumulation units
  - End of period (000s omitted)..........................................................        245        880
----------------------------------------------------------------------------------------------------------------
MFS Variable Trust Utilities Series
Accumulation unit value
  - Beginning of period...................................................................     10.000     12.027
  - End of period.........................................................................     12.027     13.999
Number of accumulation units
  - End of period (000s omitted)..........................................................         39        350
----------------------------------------------------------------------------------------------------------------

                                                                                              *1997    1998
----------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Limited Maturity Bond Portfolio
  - Beginning of period...................................................................     10.000     10.359
  - End of period.........................................................................     10.359     10.662
Number of accumulation units
  - End of period (000s omitted)..........................................................        116        366
----------------------------------------------------------------------------------------------------------------
Neuberger Berman AMT Partners Portfolio
Accumulation unit value
  - Beginning of period...................................................................     10.000     11.785
  - End of period.........................................................................     11.785     12.109
Number of accumulation units
  - End of period (000s omitted)..........................................................        638      1,890
----------------------------------------------------------------------------------------------------------------
OCC Trust Global Equity Portfolio
Accumulation unit value
  - Beginning of period...................................................................     10.000     10.384
  - End of period.........................................................................     10.384     11.600
Number of accumulation units
  - End of period (000s omitted)..........................................................        226        625
----------------------------------------------------------------------------------------------------------------
OCC Trust Managed Portfolio
Accumulation unit value
  - Beginning of period...................................................................     10.000     11.210
  - End of period.........................................................................     11.210     11.840
Number of accumulation units
  - End of period (000s omitted)..........................................................        792      2,083
----------------------------------------------------------------------------------------------------------------
OCC Trust Small Cap Portfolio
Accumulation unit value
  - Beginning of period...................................................................     10.000     10.689
  - End of period.........................................................................     10.689      9.587
Number of accumulation units
  - End of period (000s omitted)..........................................................        146        404
----------------------------------------------------------------------------------------------------------------



* These values do not reflect a full year's experience because they are calculated for the period from the beginning of investment activity of the subaccounts through December 31.

INVESTMENT RESULTS

At times, the VAA may compare its investment results to various unmanaged indices or other variable annuities in reports to shareholders, sales literature and advertisements. The results will be calculated on a total return basis for various periods, with or without contingent deferred sales charges. Results calculated without contingent deferred sales charges will be higher. Total returns include the reinvestment of all distributions, which are reflected in changes in unit value. See the SAI for further information.

FINANCIAL STATEMENTS

The financial statements for the VAA and CIGNA are located in the SAI. If you would like a free copy of the SAI, complete and mail the enclosed card, or call 1-800-552-9898.

CONNECTICUT GENERAL LIFE INSURANCE CO. (CIGNA)


CIGNA was founded in 1865 and is organized under Connecticut law by a special act of the Connecticut General Assembly. Our home office is located at 900 Cottage Grove Road, Bloomfield, CT 06002. CIGNA is one of the oldest and largest stock life insurance companies in the United States. It is owned by Connecticut General Corporation. Connecticut General's primary businesses are insurance, reinsurance and financial services.



Effective January 1, 1998, Connecticut General Life contracted the administrative servicing obligations to its individual variable annuity business to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LLANY). Although Connecticut General Life is responsible for all policy terms and conditions, Lincoln Life and LLANY are responsible for servicing the individual annuity contracts, including the payment of benefits, oversight of investment management and contract administration.


VARIABLE ANNUITY ACCOUNT (VAA)


On January 25, 1994, the VAA was established as an insurance company separate account under Connecticut law. It is registered with the SEC as a unit investment trust under the provisions of the Investment Company Act of 1940 (1940 Act). The SEC does not supervise the VAA or CIGNA. The VAA is a segregated investment account, meaning that its assets may not be charged with liabilities resulting from any other business that we may conduct. Income, gains and losses, whether realized or not, from assets allocated to the VAA are, in accordance with the applicable annuity contracts, credited to or charged against the VAA. They are credited or charged without regard to any other income, gains or losses of CIGNA. The VAA satisfies the definition of a separate account under the federal securities laws. We do not guarantee the investment performance of the VAA. Any investment gain or loss depends on the investment performance of the funds. You assume the full investment risk for all amounts placed in the VAA.


The VAA is used to support other annuity contracts offered by CIGNA in addition to the contracts described in this Prospectus. The other annuity contracts supported by the VAA invest in the same portfolios of the fund as the contracts described in this Prospectus. These other annuity contracts may have different charges that could affect the performance of the SUBACCOUNT.

INVESTMENTS OF THE VARIABLE ANNUITY ACCOUNT

You decide the SUBACCOUNT(S) to which you allocate PURCHASE PAYMENTS. You may change your allocation without penalty or charges. Shares of the funds will be sold at net asset value with no initial sales charge to the VAA in order to fund the contracts. The fund is required to redeem fund shares at net asset value upon our request. We reserve the right to add, delete or substitute funds.


INVESTMENT ADVISORS. The investment advisors of the funds are:



The Alger American Fund ("Alger Trust"), managed by Fred Alger Management, Inc., 1 World Trade Center, Suite 9333, New York, NY 10048;


CIGNA Variable Products Group ("CIGNA Group"), managed by CIGNA Investments, Inc., 900 Cottage Grove Road, Bloomfield, CT 06002;


Variable Insurance Products Fund ("Fidelity VIP"), Variable Insurance Products Fund II ("Fidelity VIP II") and Variable Insurance Products Fund III ("Fidelity VIP III"), managed by Fidelity Management & Research Company, 82 Devonshire Street, Boston MA 02102;



MFS-Registered Trademark- Variable Insurance Trust ("MFS Trust"), managed by Massachusetts Financial Services Company, 500 Boylston Street, Boston, MA 02109;



Neuberger Berman Advisers Management Trust ("NB AMT Trust"), managed by Neuberger Berman Management Inc., 605 Third Avenue, 2nd Floor, New York, NY 10158-0006; and


OCC Accumulation Trust ("OCC Trust") (formerly Quest for Value Accumulation Trust), managed by OpCap Advisors (formerly Quest for Value Advisors), One World Financial Center, New York, NY 10281.


Neuberger Berman AMT Partners Portfolio, Neuberger Berman Limited Maturity Bond Portfolio, Fidelity VIP Equity-Income Portfolio, Fidelity VIP II ContraFund Portfolio, Fidelity VIP High Income Portfolio, Fidelity VIP Overseas Portfolio, Fidelity VIP III Growth Opportunities Portfolio, MFS Trust Emerging Growth Series, MFS Trust Research Series, MFS Trust Total Return Series, MFS Trust Utilities Series, OCC Accumulation Trust Global Equity Portfolio, OCC Accumulation Trust Managed Portfolio, and OCC Accumulation Trust Small

Cap Portfolio funds may invest in non-investment grade, high yield, high-risk debt securities (commonly referred to as "junk bonds"), as detailed in the individual fund prospectuses.


As compensation for their services to the fund, the investment advisors receive a fee from the fund, which is accrued daily and paid monthly. This fee is based on the net assets of each fund, as defined under the Purchase and Redemption of Shares, in the Prospectus for the fund.

With respect to a Fund, the advisor and/or distributor, or an affiliate thereof, may compensate CIGNA (or an affiliate) for administrative, distribution, or other services. It is anticipated that such compensation would be based on assets of the particular Fund attributable to the Contracts along with certain other variable contracts issued or administered by CIGNA (or an affiliate).


The Funds' shares are issued and redeemed only in connection with variable annuity contracts and variable life insurance policies (mixed funding) issued through separate accounts of CIGNA and other life insurance companies (shared funding). The Funds do not foresee any disadvantage to CONTRACTOWNERS arising out of mixed or shared funding. Nevertheless, the Fund's Boards intend to monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response thereto. If such a conflict were to occur, one of the separate accounts might withdraw its investment in a Fund. This might force a fund to sell portfolio securities at disadvantageous prices.



DESCRIPTION OF THE FUNDS. Each of the twenty-one SUBACCOUNTS of the VAA is invested solely in shares of one of the twenty-one funds available under the contract. Each fund was organized as a series of one of eight Massachusetts or Delaware business trusts. Each fund is registered as a diversified, open-end management investment company under the 1940 Act. Diversified means not owning too great a percentage of the securities of any one company. An open-end company is one which, in this case, permits CIGNA to sell its shares back to the fund when you make a withdrawal, surrender the contract or transfer from one fund to another. Management investment company is the legal term for a mutual fund. These definitions are very general. The precise legal definitions for these terms are contained in the 1940 Act.


Certain funds offered as part of this contract have similar investment objectives and policies to other portfolios managed by the advisor. The investment results of the funds, however, may be higher or lower than the other portfolios that are managed by the advisor or sub-advisor. There can be no assurance, and no representation is made, that the investment results of any of the funds will be comparable to the investment results of any other portfolio managed by the advisor or sub-advisor.


Following are brief summaries of the investment objectives and policies of the funds. Each fund is subject to certain investment policies and restrictions which may not be changed without a majority vote of shareholders of that fund. More detailed information may be obtained from the current Prospectuses for the funds which is included in this booklet. PLEASE BE ADVISED THAT THERE IS NO ASSURANCE THAT ANY OF THE FUNDS WILL ACHIEVE THEIR STATED OBJECTIVES.



   1. Alger American Growth Portfolio: Seeks long-term capital appreciation by focusing on growing companies that generally have broad product lines, markets, financial resources and depth of management. Under normal circumstances, the portfolio invests primarily in the equity securities of large companies. The portfolio considers a large company to have a market capitalization of $1 billion or greater.



   2. Alger American Leveraged AllCap Portfolio: Seeks long-term capital appreciation by investing in the equity securities of companies of any size which demonstrate promising growth potential. The portfolio can leverage, that is, borrow money, up to one-third of its total assets to buy additional securities. By borrowing money, the portfolio has the potential to increase its returns if the increase in the value of the securities purchased exceeds the cost of borrowing, including interest paid on the money borrowed.



   3. Alger American MidCap Growth Portfolio: Seeks long-term capital appreciation by focusing on midsize companies with promising growth potential. Under normal circumstances, the portfolio invests primarily in the equity securities of companies having a market capitalization within the range of companies in the S&P MidCap 400 Index.



   4. Alger American Small Capitalization Portfolio: Seeks long-term capital appreciation by focusing on small, fast-growing companies that offer innovative products, services or technologies to a rapidly expanding marketplace. Under normal circumstances, the portfolio invests primarily in the equity securities of small capitalization companies. A small capitalization company is one that has a market capitalization within the range of the Russell 2000 Growth Index or the S&P SmallCap 600 Index.



   5. CIGNA Variable Products Money Market Fund: Seeks as high a level of current income as is consistent with preserving capital and providing liquidity, through investment in high quality U.S.

      dollar denominated money market securities of domestic and foreign issuers.


   6. Fidelity VIP II Contrafund Portfolio: Seeks capital appreciation by investing primarily in securities of companies whose value the advisor believes is not fully recognized by the public.



   7. Fidelity VIP II Investment Grade Bond Portfolio: Seeks as high a level of current income as is consistent with the preservation of capital by investing in U.S. dollar denominated investment grade bonds.


   8. Fidelity VIP Equity-Income Portfolio: Seeks a reasonable level of income by investing primarily in income-producing equity securities, with some potential for capital appreciation, seeking a yield that exceeds the composite yield on the securities comprising the Standard and Poor's 500 Index (S&P500).


   9. Fidelity VIP High Income Portfolio: Seeks a high current income by investing at least 65% of total assets in income-producing debt securities, with an emphasis on lower quality securities.


  10. Fidelity VIP Overseas Portfolio: Seeks long-term growth of capital by investing mainly in foreign securities.


  11. Fidelity VIP III Growth Opportunities Portfolio: Seeks capital growth by investing primarily in common stocks.



  12. MFS Variable Trust Emerging Growth Series: Seeks long-term growth of capital by investing primarily in common stocks of companies that management believes to be early in their life cycle, but which have the potential to become major enterprises.



  13. MFS Variable Trust Growth With Income Series: Seeks a reasonable level of current income and long-term growth of capital and income.



  14. MFS Variable Trust Research Series: Seeks to provide long-term growth of capital and future income.



  15. MFS Variable Trust Total Return Series: Seeks primarily to obtain above-average income, (compared to a portfolio invested entirely in equity securities) that is consistent with prudent employment of capital. Secondly, to provide a reasonable opportunity for growth of capital and income.



  16. MFS Variable Trust Utilities Series: Seeks capital growth and current income (income above that available from a portfolio invested entirely in equity securities) by investing, under normal circumstances, at least 65% of its assets in equity and debt securities of utility companies.



  17. Neuberger Berman AMT Limited Maturity Bond Portfolio: Seeks the highest available level of current income consistent with liquidity and low risk to principal; total return is a secondary goal.



  18. Neuberger Berman AMT Partners Portfolio: Seeks growth of capital, invests mainly in common stocks of medium- to large-capitalization companies, using the value-oriented investment approach. The Portfolio seeks capital growth through an investment approach that is designed to increase capital with a reasonable amount of risk. The portfolio managers seek securities that are believed to be undervalued based on strong fundamentals such as low price-to-earnings ratios, consistent cash flow, and a sound track record through all phases of the market cycle.



  19. OCC Trust Global Equity Portfolio: Seeks long-term capital appreciation though a global investment strategy primarily involving equity securities.



  20. OCC Trust Managed Portfolio: Seeks growth of capital over time through investment in a portfolio of common stocks, bonds and cash equivalents whose percentage will vary based on management's assessments of relative investment values.



  21. OCC Trust Small Cap Portfolio: Seeks capital appreciation through investments in a diversified portfolio of equity securities of companies with market capitalizations of under $1 billion


FUND SHARES. We will purchase shares of the funds at net asset value and direct them to the appropriate SUBACCOUNTS of the VAA. We will redeem sufficient shares of the appropriate funds to pay ANNUITY PAYOUTS, DEATH BENEFITS, surrender/withdrawal proceeds or for other purposes described in the contract. If you want to transfer all or part of your investment from one SUBACCOUNT to another, we may redeem shares held in the first and purchase shares of the other. The shares are retired, but they may be reissued later.

Shares of the funds are not sold directly to the general public. They are sold to CIGNA, and may be sold to other insurance companies, for investment of the assets of the SUBACCOUNTS established by those insurance companies to fund variable annuity and variable life insurance contracts.

REINVESTMENT OF DIVIDENDS AND CAPITAL GAIN DISTRIBUTIONS. All dividends and capital gain distributions of the funds are automatically reinvested in shares of the distributing funds at their net asset value on the date of distribution. Dividends are not paid out to CONTRACTOWNERS as additional units, but are reflected as changes in unit values.

ADDITION, DELETION OR SUBSTITUTION OF INVESTMENTS. We reserve the right, within the law, to make additions, deletions and substitutions for the funds in which the VAA participates. We may substitute shares of other funds for shares already purchased, or to be purchased in the future, under the contract. This substitution might occur if shares of a fund should no longer be available, or if investment in any fund's shares should become inappropriate, in the judgment of our management, for the purposes of the contract. We cannot substitute shares of one fund for another without approval by the SEC. We will also notify you.


CHARGES AND OTHER DEDUCTIONS

We will deduct the charges described below to cover our costs and expenses, services provided and risks assumed under the contracts. We incur certain costs and expenses for the distribution and administration of the contracts and for providing the benefits payable thereunder. More particularly, our administrative services include: processing applications for and issuing the contracts, processing purchases and redemptions of fund shares as required (including dollar cost averaging, account rebalancing and automatic withdrawal services), maintaining records, administering ANNUITY PAYOUTS, furnishing accounting and valuation services (including the calculation and monitoring of daily SUBACCOUNT values), reconciling and depositing cash receipts, providing contract confirmations, providing toll-free inquiry services and furnishing telephone fund transfer services. The risks we assume include: the risk that ANNUITANTS receiving ANNUITY PAYOUTS under contract live longer than we assumed when we calculated our guaranteed rates (these rates are incorporated in the contract and cannot be changed); the risk that more owners than expected will qualify for waivers of the surrender charge; and the risk that our costs in providing the services will exceed our revenues from the contract charges (which we cannot change). The amount of a charge may not necessarily correspond to the costs associated with providing the services or benefits indicated by the description of the charge. For example, the surrender charge collected may not fully cover all of the sales and distribution expenses actually incurred by us.

DEDUCTIONS FROM THE VAA FOR CIGNA ACCRU CHOICEPLUS. We deduct from the VAA an amount, computed daily, which is equal to an annual rate of 1.40% of the daily net asset value. The charge consists of a 0.15% administrative charge and a 1.25% mortality (approximately .75%) and expense risk charge (approximately
 .50%).

SURRENDER CHARGE. A surrender charge applies (except as described below) to surrenders and withdrawals of PURCHASE PAYMENTS that have been invested for the periods indicated as follows:

                     Number of complete CONTRACT
                     YEARS that a PURCHASE PAYMENT
                     has been invested
---------------------------------------------------
                     Less than  At least
                     One year   1 2 3 4 5 6 7+
Surrender charge as a
  percentage of the
  surrendered or
  withdrawn PURCHASE
  PAYMENTS               7%     7 7 7 6 6 5 4 0

(An account fee will be deducted and any market value adjustment will be made before the deduction of the surrender charge.)

A surrender charge does not apply to:

   1. A surrender or withdrawal of PURCHASE PAYMENTS that have been invested for more than seven full CONTRACT YEARS;

   2. Withdrawals of CONTRACT VALUE during a CONTRACT YEAR to the extent that the total CONTRACT VALUE withdrawn during the current contract year does not exceed 15% of PURCHASE PAYMENTS;

   3. Electing an annuity option available within the contract;

   4. When the surviving spouse assumes ownership of the contract as a result of the death of the original owner;

   5. A surrender amount equal to a maximum of 75% of the CONTRACT VALUE as a result of 180 days of continuous confinement of the CONTRACTOWNER in an accredited nursing home or equivalent health care facility subsequent to the effective date of the contract;

   6. A surrender of the contract as a result of the death of the CONTRACTOWNER. However, the surrender charge is not waived as a result of the death of an ANNUITANT who is not the CONTRACTOWNER; and


   7. A surrender of a contract or withdrawal of contract value of a contract issued to employees and registered representatives of any member of the selling group and their spouses and minor children, or to officers, directors, trustees or bona-fide full-time employees of Connecticut General Corporation, Alger Trust, CIGNA Group, Fidelity Investments, MFS-Registered Trademark- Investment Management, NB AMT Trust and OpCap Advisors or any of their affiliated or managed companies (based upon CONTRACTOWNER'S status at the time the contract was purchased.).


The surrender charge is calculated separately for each CONTRACT YEAR'S PURCHASE PAYMENTS to which a charge applies. (FOR PURPOSES OF CALCULATING THIS CHARGE, WE ASSUME THAT PURCHASE PAYMENTS ARE WITHDRAWN ON A FIRST IN-FIRST OUT BASIS, AND THAT ALL PURCHASE PAYMENTS ARE WITHDRAWN BEFORE ANY EARNINGS ARE WITHDRAWN.)


ACCOUNT FEE. During the accumulation period, we will deduct $35 ($30 for New York CONTRACTS, inforce business only) from the CONTRACT VALUE on the last VALUATION DATE of each CONTRACT YEAR to compensate us for the administrative services provided to you; this $35 ($30 for New York CONTRACTS, inforce business only) account fee will also be deducted from the CONTRACT VALUE upon SURRENDER or annuitization. On or after the annuity commencement date, the account fee will be collected proportionately from the subaccounts on which the variable annuity payout is based, prorated on a monthly basis and will result in a reduction of the annuity payouts. The account fee will be waived for any contract with an CONTRACT VALUE that is greater than $100,000.


TRANSFER FEE. We reserve the right to impose a $10 fee for transfers over 12 times during any CONTRACT YEAR. Automatic dollar cost averaging and automatic rebalancing transfers are not included in the limit of 12 twelve transfers.

DEDUCTIONS FOR PREMIUM TAXES. Any premium tax or other tax levied by any government entity as a result of the existence of the contracts of the VAA will be deducted from the CONTRACT VALUE when incurred, or at another time of our choosing.

The applicable premium tax rates that states and other governmental entities impose on the purchase of an annuity are subject to change by legislation, by administration interpretation or by judicial action. These premium taxes generally depend upon the law of your state of residence. The tax ranges from 0% to 3.5%.

OTHER CHARGES AND DEDUCTIONS. There are deductions from and expenses paid out of the assets of the underlying fund that are more fully described in the Prospectus for the fund.

ADDITIONAL INFORMATION. The administrative and surrender charges and the account fees described previously may be reduced or eliminated for any particular contract. However, these charges will be reduced only to the extent that we anticipate lower distribution and/or administrative expenses, or that we perform fewer sales or administrative services than those originally contemplated in establishing the level of those charges.

THE CONTRACTS

PURCHASE OF CONTRACTS. If you wish to purchase a contract, you must apply for it through a sales representative authorized by us. The completed application is sent to us and we decide whether to accept or reject it. If the application is accepted, a contract is prepared and executed by our legally authorized officers. The contract is then sent to you through your sales representative. See Distribution of the contracts.

When a completed application and all other information necessary for processing a purchase order is received, an initial PURCHASE PAYMENT will be priced no later than two business days after we receive the order. While attempting to finish an incomplete application, we may hold the initial PURCHASE PAYMENT for no more than five business days. If the incomplete application cannot be completed within those five days, you will be informed of the reasons, and the PURCHASE PAYMENT will be returned immediately (unless you specifically authorize us to keep it until the application is complete). Once the application is complete, the initial PURCHASE PAYMENT must be priced within two business days.

WHO CAN INVEST. To apply for a contract, you must be of legal age in a state where the contracts may be lawfully sold and also be eligible to participate in any of the qualified or nonqualified plans for which the contracts are designed. The CONTRACTOWNER cannot be older than age 85 at the time of application. The maximum annuitization age is 90.

PURCHASE PAYMENTS. PURCHASE PAYMENTS are payable to us at a frequency and in an amount selected by you in the application. The minimum initial PURCHASE PAYMENT is $2,000. The minimum annual amount for additional PURCHASE PAYMENTS for nonqualified and qualified contracts is $100. There is no set maximum for additional PURCHASE PAYMENTS. However, PURCHASE PAYMENTS in excess of $1,000,000 require pre-approval by CIGNA. If you stop making PURCHASE PAYMENTS for three consecutive years, and the ANNUITY ACCOUNT VALUE decreases to less than $1,000, we may terminate the contract as allowed by your state's non-forfeiture law for deferred annuities and pay the CONTRACTOWNER an adjusted ANNUITY ACCOUNT VALUE.

We will notify the CONTRACTOWNER at least 30 days in advance of the intended action. During the notification period, the CONTRACTOWNER may make additional PURCHASE PAYMENTS to meet the minimum value requirements and to avoid cancellation of the contract.

VALUATION DATE. ACCUMULATION and ANNUITY UNITS will be valued once daily at the close of trading (currently 4:00 p.m., New York time) on each day the New York Stock Exchange is open (VALUATION DATE). On any date other than a VALUATION DATE, the ACCUMULATION UNIT value and the ANNUITY UNIT value will not change.

ALLOCATION OF PURCHASE PAYMENTS. PURCHASE PAYMENTS are placed into the VAA'S SUBACCOUNTS, each of which invests in shares of its corresponding fund, according to your instructions.

The minimum amount of any PURCHASE PAYMENT that can be put into any one variable SUBACCOUNT is $50, or $2,000 for a fixed account. No allocation can be made that would result in a variable SUBACCOUNT of less than $50, or that would result in a fixed account of less than $2,000. Upon allocation to a SUBACCOUNT, PURCHASE PAYMENTS are converted into ACCUMULATION UNITS. The number of ACCUMULATION UNITS credited is determined by dividing the amount allocated to each SUBACCOUNT by the value of an ACCUMULATION UNIT for that SUBACCOUNT on the VALUATION DATE on which the PURCHASE PAYMENT is received at CIGNA if received before 4:00 p.m., New York time. If the PURCHASE PAYMENT is received at or after 4:00 p.m., New York time, we will use the ACCUMULATION UNIT value computed on the next VALUATION DATE. The number of ACCUMULATION UNITS determined in this way is not changed by any subsequent change in the value of an ACCUMULATION UNIT. However, the dollar value of an ACCUMULATION UNIT will vary depending not only upon how well the underlying fund's investment perform, but also upon the expenses of the VAA and the underlying funds.

VALUATION OF ACCUMULATION UNITS. PURCHASE PAYMENTS allocated to the VAA are converted into ACCUMULATION UNITS. This is done by dividing each PURCHASE PAYMENT by the value of an ACCUMULATION UNIT for the VALUATION PERIOD during which the PURCHASE PAYMENT is allocated to the VAA. The ACCUMULATION UNIT value for each SUBACCOUNT was or will be established at the inception of the SUBACCOUNT. It may increase or decrease from VALUATION PERIOD to VALUATION PERIOD. The ACCUMULATION UNIT value for a SUBACCOUNT for a later VALUATION PERIOD is determined as follows:

  (1) The total value of the fund shares held in the SUBACCOUNT is calculated by multiplying the number of fund shares owned by the SUBACCOUNT at the beginning of the VALUATION PERIOD by the net asset value per share of the fund at the end of the VALUATION PERIOD, and adding any dividend or other distribution of the fund if an ex-dividend date occurs during the VALUATION PERIOD; minus

  (2) The liabilities of the SUBACCOUNT at the end of the valuation period; these liabilities include daily charges imposed on the SUBACCOUNT, and may include a charge or credit with respect to any taxes paid or reserved for by us that we determine result from the operations of the VAA; and

  (3) The result of (2) is divided by the number of SUBACCOUNT units outstanding at the beginning of the valuation period.

The daily charges imposed on a SUBACCOUNT for any VALUATION PERIOD are equal to the daily mortality and expense risk charge and the daily administrative charge multiplied by the number of calendar days in the VALUATION PERIOD.

TRANSFERS BETWEEN SUBACCOUNTS ON OR BEFORE THE ANNUITY COMMENCEMENT DATE. You may transfer all or a portion of your investment from one SUBACCOUNT to another. A transfer involves the surrender of ACCUMULATION UNITS in one SUBACCOUNT to and the purchase of ACCUMULATION UNITS in the other SUBACCOUNT. A transfer will be done using the respective ACCUMULATION UNIT values determined at the end of the VALUATION DATE on which the transfer request is received. We reserve the right to impose a $10 fee for transfers after the first 12 times during a CONTACT YEAR.

The minimum amount that may be transferred between subaccounts is $50 per SUBACCOUNT. If the transfer from a SUBACCOUNT would leave you with less than $50 in the variable account SUBACCOUNT, we may transfer the entire balance of the SUBACCOUNT. Transfers will also be subject to any restrictions that may be imposed by the funds themselves.

A transfer request may be made in writing to CIGNA or, if a Telephone Exchange Authorization form (available from us) is on file with us, by a toll-free telephone call. In order to prevent unauthorized or fraudulent telephone transfers, we may require the caller to provide certain identifying information before we will act upon their instructions. We may also assign the CONTRACTOWNER a Personal Identification Number (PIN) to serve as identification. We will not be liable for following telephone instructions we reasonably believe are genuine. Telephone requests may be recorded and written confirmation of all transfer requests will be mailed to the CONTRACTOWNER on the next VALUATION DATE. Telephone transfers will be processed on the VALUATION DATE that they are received when they are received at our customer service center before 4 p.m. New York time.


When thinking about a transfer of CONTRACT VALUE, you should consider the inherent risk involved. Frequent transfers based on short-term expectations may increase the risk that a transfer will be made at an inopportune time. CIGNA may refuse to permit more than twelve transfers in any year and may modify the transfer provisions of the contract. This Contract is not designed for professional market timing organizations or other entities using programmed and frequent transfers.



Repeated patterns of frequent transfers are disruptive to the operation of the Sub-Accounts, and should CIGNA become aware of such disruptive practices, CIGNA may refuse to permit more than 12 transfers in any year and may modify the transfer provisions of the Contract.


Payment of transfer may be delayed as permitted by the 1940 Act.

TRANSFERS TO AND FROM THE FIXED SIDE ON OR BEFORE THE ANNUITY COMMENCEMENT DATE. You may transfer all or any part of the CONTRACT VALUE from the SUBACCOUNT(S) to the fixed side of the contract. The minimum amount which may be transferred to the fixed side of the contract account is $2,000 or the total amount in the subaccount if less than $2,000. However, if a transfer from a SUBACCOUNT would leave you with less than $50 in the SUBACCOUNT, we may transfer the total balance to the fixed side of the contract.



You may also transfer all or any part of the CONTRACT VALUE from the fixed side of the contract to the various SUBACCOUNT(S) subject to the following restrictions: (1) the sum of the percentages of the fixed side of the contract transferred is limited to 15% of the value of that fixed account in any contract year; and (2) the minimum amount transferred is $2,000 (or the amount in the fixed side of the contract, if less).



Currently, there is no charge to you for a transfer. However, we reserve the right to impose a charge in the future for any transfers in excess of 12 times per contract year. Transfers of all or a portion of the fixed side of the contract account (other than dollar cost averaging) may be subject to a market value adjustment. This Contract is not designed for professional market timing organizations or other entities using programmed and frequent transfers.



Repeated patterns of frequent transfers are disruptive to the operation of the Sub-Accounts, and should CIGNA become aware of such disruptive practices, CIGNA may refuse to permit more than 12 transfers in any year and may modify the transfer provisions of the Contract.


Payment or transfer may be delayed as permitted by the 1940 Act.

TRANSFERS AFTER THE ANNUITY COMMENCEMENT DATE. You may transfer all or a portion of your investment in one SUBACCOUNT to another SUBACCOUNT in the VAA or to the fixed side of the contract. Those transfers will be limited to three times per CONTRACT YEAR. Currently, there is no charge for those transfers. However, we reserve the right to impose a charge. NO TRANSFERS ARE ALLOWED FROM THE FIXED SIDE OF THE CONTRACT TO THE SUBACCOUNTS.

DEATH BENEFIT BEFORE THE ANNUITY COMMENCEMENT DATE. You may designate a BENEFICIARY during your lifetime and change the BENEFICIARY by filing a written request with CIGNA. Each change of beneficiary revokes any previous designation. We reserve the right to request that you send us the contract for endorsement of a change of BENEFICIARY.

If the contractowner dies before the annuity commencement date, the DEATH BENEFIT will be equal to the greatest of: the CONTRACT VALUE on the valuation date on which we deem the death benefit election effective; the sum of all PURCHASE PAYMENTS less the sum of all withdrawals; or the highest CONTRACT VALUE as of any contract anniversary occurring on or before the CONTRACTOWNER'S 80th birthday less any adjustments for subsequent PURCHASE PAYMENTS, withdrawals and charges made since such contract anniversary.

On or after the CONTRACTOWNER'S 90th birthday, the amount of any death benefit will be the greater of: the CONTRACT VALUE on the valuation date on we deem which the death benefit election effective; or the sum of all PURCHASE PAYMENTS less the sum of all withdrawals.

The value of the DEATH BENEFIT will be determined as of the date on which the death claim is approved for payment. This payment will occur upon receipt of:
(1) proof, satisfactory to us, of the death of the OWNER; (2) written authorization for payment; and (3) our receipt of all required claim forms, fully completed.

If the DEATH BENEFIT becomes payable, the BENEFICIARY may elect to receive payment of the DEATH BENEFIT either in the form of a lump settlement or an annuity payout.

If a lump sum settlement is requested, the proceeds will be mailed within seven days of receipt of satisfactory claim documentation as discussed previously, subject to laws and regulations governing payment of DEATH BENEFITS. If an election has not been made by the end of the 60-day period, a lump sum settlement will be made to the BENEFICIARY at that time. This payment may be postponed as permitted by the 1940 Act.

Payment will be made in accordance with the applicable laws and regulations governing payment of DEATH BENEFITS.

Unless otherwise provided in the BENEFICIARY designation, one of the following procedures will take place on the death of a BENEFICIARY.

   1. If any BENEFICIARY dies before the CONTRACTOWNER, that BENEFICIARY'S interest will go to any other BENEFICIARIES named, according to their respective interests (There are no restrictions on the BENEFICIARY'S use of the proceeds.); and/or

   2. If no BENEFICIARY survives the CONTRACTOWNER, the proceeds will be paid to the CONTRACTOWNER'S estate.


The DEATH BENEFIT payable to the BENEFICIARY must be distributed within five years of the contractowner's DATE OF DEATH unless, within one year of the CONTRACTOWNER'S death, the BENEFICIARY begins receiving the distribution in the form of a life annuity or an annuity for a designated period not extending beyond the BENEFICIARY'S life expectancy. This payment may be postponed as permitted by the Investment Company Act of 1940.


If the BENEFICIARY is the spouse of the CONTRACTOWNER, then the spouse may elect to continue as owner. If the CONTRACTOWNER is a corporation or other non-individual (non-natural person), the death of the annuitant will be treated as death of the CONTRACTOWNER and the above distribution rules will apply.

DEATH OF ANNUITANT. If the ANNUITANT dies before the ANNUITY COMMENCEMENT DATE, and the annuitant is not the CONTRACTOWNER, then the CONTRACTOWNER (if a natural person) may select a new ANNUITANT. The CONTRACTOWNER will become the new ANNUITANT until a new person has been selected. If the CONTRACTOWNER is not a natural person, then the death benefit will be based on the ANNUITANT and will be paid upon due proof of the ANNUITANT'S death.

If the ANNUITANT dies after the ANNUITY COMMENCEMENT DATE, the death benefit, if any, will be paid based on the annuity option selected. CIGNA will require proof of the ANNUITANT'S death. Under any option providing for guaranteed payouts, the number of payouts which remain unpaid at the date of the ANNUITANT'S death (or surviving ANNUITANT'S death in the case of a joint life annuity) will be paid to your BENEFICIARY as payouts become due.

SURRENDERS AND WITHDRAWALS. Before the ANNUITY COMMENCEMENT DATE, we will allow the surrender of the contract or a withdrawal of the CONTRACT VALUE upon your written request, subject to the rules discussed below. Surrender or withdrawal rights after the ANNUITY COMMENCEMENT DATE depend upon the annuity option you select.


The amount available upon the surrender/withdrawal is the cash surrender value (CONTRACT VALUE, plus or minus any market value adjustment, less any applicable surrender charges, account fees and premium taxes charges) at the end of the VALUATION PERIOD during which the written request for surrender/withdrawal is received at the home office. Unless a request for withdrawal specifies otherwise, withdrawals will be made from all SUBACCOUNTS within the VAA and from the fixed side of the contract in the same proportion that the amount of withdrawal bears to the total CONTRACT VALUE. As long as the surrender charges apply the maximum amount which can be withdrawn is 15% of your PURCHASE PAYMENTS per contract year without incurring any surrender charges and the remaining contract value must be at least $1,000. Unless prohibited, surrender/withdrawal payments will be mailed within seven days after we receive a valid written request at the home office. The payment may be postponed as permitted by the 1940 Act.


The tax consequences of a surrender/withdrawal are discussed late in this booklet. See Federal tax matters.

Special restrictions on surrenders/withdrawals apply if your contract is purchased as part of a retirement plan of a public school system or 501(c)(3) organization under Section 403(b) of the tax code., Beginning January 1, 1989, in order for a contract to retain its tax-qualified status, Section 403(b) prohibits a withdrawal from a 403(b) contract of post-1988 contributions (and earnings on those contributions) pursuant to a salary reduction agreement. However, this restriction does not apply if the ANNUITANT (a) attains age
59 1/2, (b) separates from service, (c) dies, (d) becomes totally and permanently disabled and/or (e) experiences financial hardship (in which event the income attributable to those contributions may not be withdrawn).

Pre-1989 contributions and earnings through December 31, 1988, are not subject to the previously stated restriction. Funds transferred to the contract from a 403(b)(7) custodial account will be subject to restrictions.

We may terminate the contract, if your PURCHASE PAYMENT'S frequency or your CONTRACT'S VALUE falls below your state's minimum standards.


DELAY OF PAYMENTS. Contract proceeds from the VAA will be paid within seven days, except (i) when the NYSE is closed (except weekends and holidays); (ii) times when the market trading is restricted or the SEC declares an emergency, and we cannot value units or the funds cannot redeem shares; or (iii) when the SEC so orders to protect CONTRACTOWNERS.


REINVESTMENT PRIVILEGE. You may elect to make a reinvestment purchase with any part of the proceeds of a surrender/withdrawal, and we will recredit the surrender/withdrawal charges previously deducted. This election must be made within 30 days of the date of the surrender/withdrawal, and the repurchase must be of a contract covered by this Prospectus. A representation must be made that the proceeds being used to make the purchase have retained their tax-favored status under an arrangement for which the contracts offered by this Prospectus are designed. The number of ACCUMULATION UNITS which will be credited when the proceeds are reinvested will be based on the value of the ACCUMULATION UNIT(S) on the next VALUATION DATE. This computation will occur following receipt of the proceeds and request for reinvestment at the home office. You may utilize the reinvestment privilege only once. For tax reporting purposes, we will treat a surrender/withdrawal and a subsequent reinvestment purchase as separate transactions. You should consult a tax advisor before you request a surrender/withdrawal or subsequent reinvestment purchase.

AMENDMENT OF CONTRACT. We reserve the right to amend the contract to meet the requirements of the 1940 Act or other applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers.

COMMISSIONS. The commissions paid to dealers are a maximum of 7.00% of each PURCHASE PAYMENT. CIGNA will incur all other promotional or distribution expenses associated with the marketing of the contracts. These commissions are not deducted from PURCHASE PAYMENTS or CONTRACT VALUE, they are paid by CIGNA.

OWNERSHIP. As CONTRACTOWNER, you have all rights under the contract. According to Connecticut Law, the assets of the VAA are held for the exclusive benefit of all CONTRACTOWNERS and their designated BENEFICIARIES; and the assets of the VAA are not chargeable with liabilities arising from any other business that we may conduct. Qualified CONTRACTS may not be assigned or transferred except as permitted by the Employee Retirement Income Security Act (ERISA) of 1974 and upon written notification to us. Non-qualified contracts may be collaterally assigned. We assume no responsibility for the validity or effect of any assignment. Consult your tax advisor about the tax consequences of an assignment.


CONTRACTOWNER QUESTIONS. The obligations to purchasers under the contracts are those of CIGNA. Questions about your contract should be directed to us at 1-800-552-9898.

ANNUITY PAYOUTS

When you apply for a contract, you may select any ANNUITY COMMENCEMENT DATE permitted by law which is usually on or before the CONTRACTOWNER'S 90th birthday. (PLEASE NOTE THE FOLLOWING EXCEPTION: Contracts issued under qualified employee pension and profit-sharing trusts [described in the Section 401(a) and tax exempt under Section 501(a) of the tax code] and qualified annuity plans [described in Section 403(a) of the tax code], including H.R. 10 trusts and plans covering self-employed individuals and their employees, provide for annuity payouts to start at the date and under the option specified.)


The contract provides optional forms of payouts of annuities (annuity options), some of which are payable on a variable basis, fixed basis or a combination of both as you specify. The contract provides that all or part of the CONTRACT VALUE may be used to purchase an annuity.


You may elect ANNUITY PAYOUTS in monthly, quarterly, semiannual or annual installments. If the payouts from any SUBACCOUNT would be or become less than $50, we have the right to reduce their frequency until the payouts are at least $50 each. Following are explanations of the annuity options available.

ANNUITY OPTIONS


LIFE ANNUITY. This option offers periodic payouts during the lifetime of the ANNUITANT and ends with the last payout before the death of the ANNUITANT. This option offers the highest periodic payout since there is no guarantee of a minimum number of payouts or provision for a DEATH BENEFIT for BENEFICIARIES. HOWEVER, THERE IS THE RISK UNDER THIS OPTION THAT THE RECIPIENT WOULD RECEIVE NO PAYOUTS IF THE ANNUITANT DIES BEFORE THE DATE SET FOR THE FIRST PAYOUT; ONLY ONE PAYOUT IF DEATH OCCURS BEFORE THE SECOND SCHEDULED PAYOUT, AND SO ON.



LIFE ANNUITY WITH GUARANTEED PERIOD. This option offers periodic payouts that continue throughout the lifetime of the ANNUITANT, or at least for the minimum period stated in the contract. The amount of each monthly payment per $1,000 of benefit will be based on the age and gender of the ANNUITANT, when the first payment is made, and on the minimum period selected.



LIFE ANNUITY WITH CASH REFUND. This option offers periodic payouts that will be made for the lifetime of the ANNUITANT with the guarantee that upon death, should (a) the total dollar amount applied to purchase this option be greater than (b) the fixed annuity benefit payment multiplied by the number of ANNUITY benefit payments paid prior to death, then a refund payment equal to the dollar amount of (a) minus (b) will be made after CIGNA is in receipt of: (1) proof, satisfactory to CIGNA, of death; (2) written authorization for payment; and (3) all claim forms, fully completed. This option is available only as a fixed payout.



ANNUITY GUARANTEED. This option offers periodic payouts for the number of years selected, for a minimum period of 5 years or a maximum period of 30 years.


GENERAL INFORMATION

Under the options listed above, you may not make withdrawals. Other options, with or without withdrawal features, may be made available by us. Options are only available to the extent they are consistent with the requirements of the contract as well as Sections 72(s) and 401(a)(9) of the tax code, if applicable. The mortality and risk expense charge and the charge for administrative services will be assessed on all variable ANNUITY PAYOUTS, including options that may be offered that do not have a life contingency and therefore no mortality risk.

The ANNUITY COMMENCEMENT DATE is usually on or before the CONTRACTOWNER'S 85th birthday. You may change the ANNUITY COMMENCEMENT DATE, change the annuity option or change the allocation of the investment among SUBACCOUNTS up to 45 days before the scheduled ANNUITY COMMENCEMENT DATE, upon written notice to CIGNA. You must give us at least 45 days notice before the date on which you want payouts to begin. If proceeds become available to a BENEFICIARY in a lump sum, the BENEFICIARY may choose any ANNUITY PAYOUT option. At the time of an annuity option, more favorable rates may be used in place of those guaranteed. Other settlement options may be offered. Sex distinct or unisex rate tables are used when determining appropriate ANNUITY payments.

Unless you select another option, the contract automatically provides for a life annuity with ANNUITY PAYOUTS guaranteed for 10 years (on a fixed, variable or combination fixed and variable basis, in proportion to the account allocation at the time of allocation) except when a joint life payout is required by law. Under any option providing for guaranteed period payouts, the number of payouts which remain unpaid at the date of the ANNUITANT'S death (or surviving ANNUITANT'S death n the case of joint life annuity) will be paid to your BENEFICIARY as payouts become due.

VARIABLE ANNUITY PAYOUTS. Variable ANNUITY PAYOUTS will be determined using:

   1. The CONTRACT VALUE on the ANNUITY COMMENCEMENT DATE;

   2. The annuity tables contained in the contract;

   3. The annuity option selected; and

   4. The investment performance of the fund(s) selected.

To determine the amount of payouts, we make this calculation:

   1. Determine the dollar amount of the first periodic payout; then

   2. Credit the contract with a fixed number of ANNUITY UNITS equal to the first periodic payout divided by the ANNUITY UNIT value; and

   3. Calculate the value of the ANNUITY UNITS each period thereafter.


We assume an investment return of 3% per year, as applied to the applicable mortality table. The amount of each payout after the initial payout will depend upon how the underlying fund(s) perform, relative to the 3% assumed rate. If the actual net investment rate (annualized) exceeds 3%, the annuity payout will increase at a rate proportional to the amount of such excess. Conversely, if the actual rate is less the 3%, annuity payouts will decrease. There is a more complete explanation of this calculation in the SAI.


FIXED SIDE OF THE CONTRACT

PURCHASE PAYMENTS allocated to the fixed side of the contract become part of CIGNA'S general account, and do not participate in the investment experience of the VAA. The general account is subject to regulation and supervision by the Connecticut Insurance Department as well as the insurance laws and regulations of the jurisdictions in which the contracts are distributed.

In reliance on certain exemptions, exclusions and rules, CIGNA has not registered interests in the general account as a security under the Securities Act of 1933 and has not registered the general account as an investment company under the 1940 Act. Accordingly, neither the general account nor any interests in it are regulated under the 1933 Act or the 1940 Act. CIGNA has been advised that the staff of the SEC has not made a review of the disclosures which are included in this Prospectus which relate to our general account and to the fixed account under the contract. These disclosures, however, may be subject to certain provisions of the federal securities laws relating to the accuracy and completeness of statements made in Prospectuses. This Prospectus is generally intended to serve as a disclosure document only for aspects of the contract involving the VAA, and therefore contains only selected information regarding the fixed side of the contract. Complete details regarding the fixed side of the contract are in the contract.


We guarantee an interest rate of not less than 3% per year on amounts held in the fixed side of the contract. Any amount withdrawn from or transferred out of the fixed side of the contract prior to the expiration of the guaranteed period is subject to a Market Value Adjustment (see "Market Value Adjustment") and surrender charges. The Market Value Adjustment will not reduce the amount available for a surrender, withdrawal or transfer to an amount less than the initial amount allocated or transferred to the fixed side of the contract plus interest of 3% per year, less surrender charges and account fees, if any.


Payment or transfer may be delayed as permitted by the 1940 Act.

ANY INTEREST IN EXCESS OF 3.0% WILL BE DECLARED IN ADVANCE AT THE CIGNA'S SOLE DISCRETION, CONTRACTOWNERS BEAR THE RISK THAT NO INTEREST IN EXCESS OF 3.0% WILL BE DECLARED.


GUARANTEED PERIODS. The owner may allocate PURCHASE PAYMENTS to one or more fixed accounts with guaranteed periods of 1, 3, 4, 5, 6, 7, 9 or 10 years. CIGNA may offer a fixed account for a period of less than one year solely for the purpose of dollar cost averaging. Each PURCHASE PAYMENT allocated to a fixed account starts its own guaranteed period and will earn a guaranteed interest rate. The duration of the guaranteed period affects the guaranteed interest rate of the fixed account. A fixed account guarantee period ends on the date after the number of calendar years in the fixed account's guaranteed period. Interest will be credited daily at a rate that is equal to the compound annual rate determined on the first day of the fixed account guaranteed period. Amounts transferred or withdrawn from a fixed account prior to the end of the guaranteed period will be subject to the market value adjustment. Each guaranteed period PURCHASE PAYMENT amount will be treated separately for purposes of determining any applicable market value adjustment. Any amount withdrawn from a fixed account may be subject to any applicable surrender charges, account fees, or premium taxes


CIGNA will notify the CONTRACTOWNER in writing at least 60 days prior to the expiration date for any guaranteed period amount. A new fixed account guaranteed period of the same duration as the previous fixed account guaranteed period will begin automatically at the end of the previous guaranteed period, unless CIGNA receives prior to the end of such guaranteed period, a written election by the CONTRACTOWNER. The written election will allow the transfer of the guaranteed period amount to a different fixed account or to a variable SUBACCOUNT from among those being offered by CIGNA. Transfers of any guaranteed period amount which become effective upon the date of expiration of the applicable guaranteed period are not subject to the limitation of twelve transfers per CONTRACT YEAR or the additional fixed account transfer restrictions.

MARKET VALUE ADJUSTMENT. Any surrender or transfer of a fixed account guaranteed period amount before the end of the guaranteed period will be subject to a market value adjustment (MVA). A surrender or transfer effective upon the expiration of the guaranteed period will not be subject to an MVA. The MVA will be applied to the amount being surrendered or transferred. The MVA will be applied after the deduction of any applicable account fees and before any applicable surrender or transfer charges. In general, the MVA reflects the relationship between the index rate in effect at the time a PURCHASE PAYMENT is allocated to a fixed account's guaranteed period under the CONTRACT and the index rate in effect at the time of the PURCHASE PAYMENT'S surrender or transfer. It also reflects the time remaining in the fixed account's guaranteed period. If the index rate at the time of the surrender or transfer is lower than the index rate at the time the PURCHASE PAYMENT was allocated, then the application of the MVA will generally result in a higher payment at the time of the surrender or transfer. Similarly, if the index rate at the time of surrender or transfer is higher than the index rate at the time of the allocation of the PURCHASE PAYMENT, then the application of the MVA will generally result in a lower payment at the time of the surrender or transfer. The index rate is published by the Federal Reserve Board.

The MVA is calculated as follows:

where:                               (1+A)(n)
                                     ------
                                    (1+B)(n)

A = an Index Rate (based on the Treasury Constant Maturity Series published by the Federal Reserve) for a security with time to maturity equal to the SUBACCOUNT'S guaranteed period, determined at the beginning of the guaranteed period.


B = an Index Rate (based on the Treasury Constant Maturity Series published by the Federal Reserve for a security with time to maturity equal to the SUBACCOUNT'S guaranteed period, determined at the time of surrender or transfer, plus a 0.50% adjustment (unless otherwise limited by applicable state law). If Index Rates "A" and "B" are within 0.25% of each other when the index rate is determined, no such adjustment to "B" will be made, unless required by state law. This adjustment builds into the formula a factor representing direct and indirect costs to CIGNA associated with liquidating general account assets in order to satisfy surrender requests. This adjustment of 0.50% has been added to the denominator of the formula because it is anticipated that a substantial portion of applicable general account portfolio assets will be in relatively illiquid securities. Thus, in addition to direct transaction costs, if such securities must be sold (e.g., because of surrenders), the market price may be lower. Accordingly, even if interest rates decline, there will not be a positive adjustment until this factor is overcome, and then any adjustment will be lower than otherwise, to compensate for this factor. Similarly, if interest rates rise, any negative adjustment will be greater than otherwise, to compensate for this factor. If interest rates stay the same, this factor will result in a small but negative Market Value Adjustment.


N= The number of years remaining in the guaranteed period (e.g., 1 year and 73 days = 1+ (73 divided by 365) = 1.2 years)

Straight-Line interpolation is used for periods to maturity not quoted.

See the Statement of Additional Information for examples of the application of the Market Value Adjustment.

Additional adjustments may be included in this calculation that can positively or negatively affect the MVA. The adjustments represent the direct and indirect costs CIGNA can incur due to the liquidation of general assets in order to satisfy surrender requests.

FEDERAL TAX MATTERS

INTRODUCTION. The Federal income tax treatment of the contract is complex and sometimes uncertain. The Federal income tax rules may vary with your particular circumstances. This discussion does not include all the Federal income tax rules that may affect you and your contract. This discussion also does not address other Federal tax consequences, or state or local tax consequences, associated with the contract. As a result, you should always consult a tax advisor about the application of tax rules to your individual situation.

TAXATION OF NONQUALIFIED ANNUITIES. This part of the discussion describes some of the Federal income tax rules applicable to nonqualified annuities. A nonqualified annuity is a contract not issued in connection with a qualified retirement plan receiving special tax treatment under the tax code, such as an IRA or a section 403(b) plan.

TAX DEFERRAL ON EARNINGS. The Federal income tax law generally does not tax any increase in your CONTRACT VALUE until you receive a contract distribution. However, for this general rule to apply, certain requirements must be satisfied:

- An individual must own the contract (or the tax law must treat the contract as owned by the individual).

- The investments of the VAA must be "adequately diversified" in accordance with IRS regulations.

- Your right to choose particular investments for a contract must be limited.

- The ANNUITY COMMENCEMENT DATE must not occur near the end of the ANNUITANT'S life expectancy.

CONTRACTS NOT OWNED BY THE INDIVIDUAL. If a contract is owned by an entity (rather than an individual) the tax code generally does not treat it as an annuity contract for Federal income tax purposes. This means that the entity owning the contract pays tax currently on the excess of the CONTRACT VALUE over the PURCHASE PAYMENTS for the contract. Examples of contracts where the owner pays current tax on the contract's earnings are contracts issued to a corporation or a trust. Exceptions to this rule exist. For example, the tax code treats a contract as owned by an individual if the named owner is a trust or other entity that holds the contract as an agent for an individual. However, this exception does not apply in the case of any employer that owns a contract to provide deferred compensation for its employees.

INVESTMENTS IN THE VAA MUST BE DIVERSIFIED. For a contract to be treated as an annuity for Federal income tax purposes, the investments of the VAA must be "adequately diversified." IRS regulations define standards for determining whether the investments of the VAA are adequately diversified. If the VAA fails to comply with these diversification standards, you could be required to pay tax currently on the excess of the CONTRACT VALUE over the contract PURCHASE PAYMENTS. Although we do not control the investments of the underlying investment options, we expect that the underlying investment options will comply with the IRS regulations so that the VAA will be considered "adequately diversified."


RESTRICTIONS. Federal income tax law limits your right to choose particular investments for the contract. Because the IRS has not issued guidance specifying those limits, the limits are uncertain and your right to allocate the CONTRACT VALUE among the SUBACCOUNTS may exceed those limits. If so, you would be treated as the owner of the assets of the VAA and thus subject to current taxation on the income and gains from those assets. We do not know what limits may be set by the IRS in any guidance that it may issue and whether any such limits will apply to existing contracts. We reserve the right to modify the contract without your consent to try to prevent the tax law from considering you as the owner of the assets of the VAA.


AGE AT WHICH ANNUITY PAYOUTS BEGIN. Federal income tax rules do not expressly identify a particular age by which ANNUITY PAYOUTS must begin. However, those rules do require that an annuity contract provide for amortization, through ANNUITY PAYOUTS, of the contract's PURCHASE PAYMENTS and earnings. If annuity payouts under the contract begin or are scheduled to begin on a date past the ANNUITANT'S 85(th) birthday, it is possible that the tax law will not treat the contract as an annuity for Federal income tax purposes. In that event, you would be currently taxable on the excess of the CONTRACT VALUE over the PURCHASE PAYMENTS of the contract.

TAX TREATMENT OF PAYMENTS. We make no guarantees regarding the tax treatment of any contract or of any transaction involving a contract. However, the rest of this discussion assumes your contract will be treated as an annuity for Federal income tax purposes and that the tax law will not tax any increase in your CONTRACT VALUE until there is a distribution from your contract.

TAXATION OF WITHDRAWALS AND SURRENDERS. You will pay tax on withdrawals to the extent your CONTRACT VALUE exceeds your PURCHASE PAYMENTS in the contract. This income (and all other income from your contract) is considered ordinary income. A higher rate of tax is paid on ordinary income than on capital gains. You will pay tax on a surrender to the extent the amount you receive exceeds your PURCHASE PAYMENTS. In certain circumstances, your PURCHASE PAYMENTS are reduced by amounts received from your contract that were not included in income.

TAXATION OF ANNUITY PAYOUTS. The tax code imposes tax on a portion of each ANNUITY PAYOUT (at ordinary income tax rates) and treats a portion as a nontaxable return of your PURCHASE PAYMENTS in the contract. We will notify you annually of the taxable amount of your ANNUITY PAYOUT. Once you have recovered the total amount of the PURCHASE PAYMENT in the contract, you will pay tax on the full amount of your ANNUITY PAYOUTS. If ANNUITY PAYOUTS end because of the ANNUITANT'S death and before the total amount of PURCHASE PAYMENTS in the contract has been received, the amount not received generally will be deductible.

TAXATION OF DEATH BENEFITS. We may distribute amounts from your contract because of the death of a CONTRACTOWNER or an ANNUITANT. The tax treatment of these amounts depends on whether you or the ANNUITANT dies before or after the ANNUITY COMMENCEMENT DATE.

- Death prior to the ANNUITY COMMENCEMENT DATE --

    - If the BENEFICIARY receives DEATH BENEFITS under an ANNUITY PAYOUT OPTION, they are taxed in the same manner as ANNUITY PAYOUTS.

    - If the BENEFICIARY does not receive DEATH BENEFITS under an ANNUITY PAYOUT option, they are taxed in the same manner as a withdrawal.

- Death after the ANNUITY COMMENCEMENT DATE --

    - If DEATH BENEFITS are received in accordance with the existing ANNUITY PAYOUT option, they are excludible from income if they do not exceed the PURCHASE PAYMENTS not yet distributed from the contract. All ANNUITY PAYOUTS in excess of the PURCHASE PAYMENTS not previously received are includible in income.

    - If DEATH BENEFITS are received in a lump sum, the tax law imposes tax on the amount of DEATH BENEFITS which exceeds the amount of PURCHASE PAYMENTS not previously received.

PENALTY TAXES PAYABLE ON WITHDRAWALS, SURRENDERS OR ANNUITY PAYOUTS. The tax code may impose a 10% penalty tax on any distribution from your contract which you must include in your gross income. The 10% penalty tax does not apply if one of several exceptions exists. These exceptions include withdrawals, surrenders or ANNUITY PAYOUTS that:

- you receive on or after you reach age 59 1/2,


- you receive because you became disabled (as defined in the tax law),


- a BENEFICIARY receives on or after your death, or

- you receive as a series of substantially equal periodic payments for life (or life expectancy).

SPECIAL RULES IF YOU OWN MORE THAN ONE ANNUITY CONTRACT. In certain circumstances, you must combine some or all of the nonqualified annuity contracts you own in order to determine the amount of an ANNUITY PAYOUT, a surrender or a withdrawal that you must include in income. For example, if you purchase two or more deferred annuity contracts from the same life insurance company (or its affiliates) during any calendar year, the tax code treats all such contracts as one contract. Treating two or more contracts as one contract could affect the amount of a surrender, withdrawal or an ANNUITY PAYOUT that you must include in income and the amount that might be subject to the penalty tax described above.

LOANS AND ASSIGNMENTS. Except for certain qualified contracts, the tax code treats any amount received as a loan under a contract, and any assignments or pledge (or agreement to assign or pledge) any portion of your CONTRACT VALUE, as a withdrawal of such amount or portion.


GIFTING A CONTRACT. If you transfer ownership of your contract to a person other than your spouse (or to your former spouse incident to divorce), and receive a payment less than your CONTRACT'S VALUE to the extent it exceeds your PURCHASE PAYMENTS not previously received, the new owner's PURCHASE PAYMENTS in the contract would then be increased to reflect the amount included in your income.


LOSS OF INCOME DEDUCTION. After June 8, 1997, if a contract is issued to a taxpayer that is not an individual, or if a contract is held for the benefit of an entity, the entity will lose a portion of its deduction for otherwise deductible interest expenses. This disallowance does not apply if you pay tax on the annual increase in the CONTRACT VALUE. Entities that are considering purchasing a contract, or entities that will benefit from someone else's ownership of a contract, should consult a tax advisor.

QUALIFIED RETIREMENT PLANS. We also designed the contracts for use in connection with certain types of retirement plans that receive favorable treatment under the tax code. Contracts issued to or in connection with a qualified retirement plan are called "qualified contracts." We issue contracts for use with different types of qualified plans. The Federal income tax rules applicable to those plans are complex and varied. As a result, this Prospectus does not attempt to provide more than general information about use of the contract with various types of qualified plans. Persons planning to use the contract in connection with a qualified plan should obtain advice from a competent tax advisor.

TYPES OF QUALIFIED CONTRACTS AND TERMS OF CONTRACTS. Currently, we issue contracts in connection with the following types of qualified plans:

- Individual Retirement Accounts and Annuities ("Traditional IRAs")

- Roth IRAs

- Simplified Employee Pensions ("SEPs")

- Savings Incentive Matched Plan for Employees ("SIMPLE 401(k) plans")

- Public School System and tax exempt organization annuity plans ("403(b) plans")

- Qualified corporate employee pension and profit sharing plans ("401(a) plans") and qualified annuity plans ("403(a)plans")

- Self-employed individual plans ("H.R. 10 plans" or "Keogh Plans")

- Deferred compensation plans of state and local governments and tax-exempt organizations ("457 plans")

We may issue a contract for use with other types of qualified plans in the future.

We will amend contracts to be used with a qualified plan as generally necessary to conform to tax law requirements for the type of plan. However, the rights of a person to any qualified plan benefits may be subject to the plan's terms and conditions. In addition, we are not bound by the terms and conditions of qualified plans to the extent such terms and conditions contradict the contract, unless we consent.

TAX TREATMENT OF QUALIFIED CONTRACTS. The Federal income tax rules applicable to qualified plans and qualified contracts vary with the type of plan and contract. For example,

- Federal tax rules limit the amount of PURCHASE PAYMENTS that can be made and the tax deduction or exclusion that may be allowed for the PURCHASE PAYMENTS. These limits vary depending on the type of qualified plan and the plan participant's specific circumstances, e.g., the participant's compensation.

- Under most qualified plans, e.g., 403(b) plans and Traditional IRAs, the ANNUITANT must begin receiving payments from the contract in certain minimum amounts by a certain age, typically age 70 1/2. However, these "minimum distribution rules" do not apply to a Roth IRA.

- Loans are allowed under certain types of qualified plans, but Federal income tax rules permit loans under some section 403(b) plans, but prohibit loans under Traditional and Roth IRAs. If allowed, loans are subject to a variety of limitations including restrictions as to the loan amount, the loan duration and the manner of repayment. Your contract or plan may or may not permit loans.

TAX TREATMENT OF PAYMENTS. Federal income tax rules generally include distributions from a qualified contract in the recipient's income as ordinary income. These taxable distributions will include PURCHASE PAYMENTS that were deductible or excludible from income. Thus, under many qualified contracts, the total amount received is included in income since a deduction or exclusion from income was taken for PURCHASE PAYMENTS. These are exceptions. For example, you do not include amounts received from a Roth IRA in income if certain conditions are satisfied.

Failure to comply with the minimum distribution rules applicable to certain qualified plans, such as Traditional IRAs, will result in the imposition of an excise tax. This excise tax generally equals 50% of the amount by which a minimum required distribution exceeds the actual distribution from the qualified plan.

FEDERAL PENALTY TAXES PAYABLE ON DISTRIBUTIONS. The tax code may impose a 10% penalty tax on the amount received from the qualified contract that must be included in income. The tax code does not impose the penalty tax if one of several exceptions applies. The exceptions vary depending on the type of qualified contract you purchase. For example, in the case of an IRA, exceptions provide that the penalty tax does not apply to a withdrawal, surrender or ANNUITY PAYOUT:

- received on or after the ANNUITANT reaches age 59 1/2,

- received on or after the ANNUITANT'S death or because of the ANNUITANT'S disability (as defined in the tax law),

- received as a series of substantially equal periodic payments for the ANNUITANT'S life or (life expectancy), or

- received as reimbursement for certain amounts paid for medical care.

These exceptions, as well as certain others not described here, generally apply to taxable distributions from other qualified plans. However, the specific requirements of the exception may vary.

TRANSFERS AND DIRECT ROLLOVERS. In many circumstances, money may be moved between qualified contracts and qualified plans by means of a rollover or transfer. Special rules apply to such rollovers and transfers. If the applicable rules are not followed, you may suffer adverse Federal income tax consequences, including paying taxes which might not otherwise have had to be paid. A qualified advisor should always be consulted before you move or attempt to move funds between any qualified plan or contract and another qualified plan or contract.

The direct rollover rules apply to certain payments (called "eligible rollover distributions") from section 401(a) plans, section 403(a) or (b) plans, H.R. 10 plans and contracts used in connection with these types of plans. (The direct rollover rules do not apply to distributions from IRAs or section 457 plans.) The direct rollover rules require that we withhold Federal income tax equal to 20% of the eligible rollover distribution from the distribution amount, unless you elect to have the amount directly transferred to certain qualified plans or contracts. Before we send a rollover distribution, we will provide the recipient with a notice explaining these requirements and how the 20% withholding can be avoided by electing a direct rollover.


FEDERAL INCOME TAX WITHHOLDING. We will withhold and remit to the IRA a part of the taxable portion of each distribution made under a contract unless the distributee notifies us at or before the time of distribution that tax is not to be withheld. In certain circumstances, Federal income tax rules may require us to withhold tax. At the time a withdrawal, surrender or ANNUITY PAYOUT is requested, we will give the recipient an explanation of the withholding requirements.

TAX STATUS OF CIGNA. Under existing Federal income tax laws, CIGNA does not pay tax on investment income and realized capital gains of the VAA. CIGNA does not expect that it will incur any Federal income tax liability on the income and gains earned by the VAA. We, therefore, do not impose a charge for Federal income taxes. If Federal income tax law changes and we must pay tax on some or all of the income and gains earned by the VAA, we may impose a charge against the VAA to pay the charges.


CHANGES IN LAW. The above discussion is based on the tax code, IRS regulations and interpretations existing on the date of this Prospectus. However, Congress, The IRS and the courts may modify these authorities, sometimes retroactively.

VOTING RIGHTS

As required by law, we will vote the fund shares held in the VAA at meetings of the shareholders of the particular fund. The voting will be done according to the instructions of CONTRACTOWNERS who have interests in the SUBACCOUNTS which invest in classes of funds. If the 1940 Act or any regulation under it should be amended or if present interpretations should change, and if as a result we determine that we are permitted to vote the fund shares in our own right, we may elect to do so.

The number of votes which you have the right to cast will be determined by applying your percentage interest in a SUBACCOUNT to the total number of votes attributable to the SUBACCOUNT. In determining the number of votes, fractional shares will be recognized.

Fund shares of a class held in a SUBACCOUNT for which no timely instructions are received will be voted by us in proportion to the voting instructions which are received for all contracts participating in that SUBACCOUNT. Voting instructions to abstain on any item to be voted on will be applied on a pro-rata basis to reduce the number of votes eligible to be cast.

Whenever a shareholders meeting is called, each person having a voting interest in a SUBACCOUNT will receive proxy voting material, reports and other materials relating to the trust. Since the fund engages in shared funding, other persons or entities besides CIGNA may vote fund shares. See Sale of fund shares by the fund.

DISTRIBUTION OF THE CONTRACTS


Sagemark Consulting, Inc. (Sagemark) acts as the principal underwriter and distributor of the contracts as well as that for certain variable life insurance policies and other variable annuity contracts issued by CIGNA. Sagemark, the ultimate parent for which is Lincoln National Corporation, will form the selling group for the contracts, and will perform certain enumerated marketing and ancillary functions in support of the selling group. The contracts will be sold by properly licensed registered representatives of independent broker-dealers which in turn have selling agreements with CIGNA and have been licensed by state insurance departments to represent CIGNA. CIGNA will offer the contracts in all states it is licensed to do business.


RETURN PRIVILEGE


Within the free-look period after you receive the contract, you may cancel it for any reason by delivering or mailing it postage prepaid, Lincoln Life, Attn:
ACCRU ChoicePlus Operations, 1300 S. Clinton Street, P.O. Box 7871, Fort Wayne, IN 4801. A contract canceled under this provision will be void. With respect to the fixed portion of a contract, we will return PURCHASE PAYMENTS. With respect to the VAA, except as explained in the following paragraph, we will return the contract value as of the date of receipt of the cancellation, plus any premium taxes which had been deducted. No surrender charge will be assessed. A PURCHASER WHO PARTICIPATES IN THE VAA IS SUBJECT TO THE RISK OF A MARKET LOSS DURING THE FREE-LOOK PERIOD.


For contracts written in those states whose laws require that we assume this market risk during the free-look period, a contract may be canceled, subject to the conditions explained before, except that we will return only the PURCHASE PAYMENT(S).

STATE REGULATION

As a life insurance company organized and operated under Connecticut law, we are subject to provisions governing life insurers and to regulation by the Connecticut Commissioner of Insurance.

Our books and accounts are subject to review and examination by the Connecticut Insurance Department at all times. A full examination of our operations is conducted by that Department at least every five years.

RECORDS AND REPORTS

As presently required by the 1940 Act and applicable regulations, we are responsible for maintaining all records and accounts relating to the VAA. We have entered into an agreement with the Delaware Management Company, 2005 Market Street, Philadelphia, PA, 19203, to provide accounting services to the VAA. We will mail to you, at your last known address of record at the home office, at least semiannually after the first CONTRACT YEAR, reports containing information required that Act or any other applicable law or regulation.

OTHER INFORMATION

A Registration Statement has been filed with the SEC, under the Securities Act of 1933 as amended, for the contracts being offered here. This Prospectus does not contain all the information in the Registration Statement, its amendments and exhibits. Please refer to the Registration Statement for further information about the VAA, CIGNA and the contracts offered. Statements in this Prospectus about the content of contracts and other legal instruments are summaries. For the complete text of those contracts and instruments, please refer to those documents as filed with the SEC.



PREPARING FOR YEAR 2000



LINCOLN LIFE, as noted above, is responsible for administering the contracts and the VAA on behalf of CIGNA. Lincoln Life's responsibilities include the operation of the computer systems related to the VAA, which are distinct from those used by CIGNA in its other operations. Many existing computer programs use only two digits in the date filed to identify the year. If left uncorrected, these programs, which were designed and developed without considering the impact of the upcoming change in the century, could fail to operate or could produce erroneous results when processing dates after December 31, 1999. For example, for a bond with a stated maturity date of July 1, 2000, a computer program could read and store the maturity date as July 1, 1900. This problem is known by many names, such as the "Year 2000 Problem", "Y2K", and the "Millennium Bug".



The Year 2000 Problem affects virtually all computer programs worldwide. It can cause a computer system to suddenly stop operating. It can also result in a computer corrupting vital company records, and the problem could go undetected for a long time. For our products, if left unchecked it could cause such problems as purchase payment collection and deposit errors; claim payment difficulties; accounting errors; erroneous unit values; and difficulties or delays in processing transfers, surrenders and withdrawals. In a worst case scenario, this could result in a material disruption to the operations both of Lincoln Life and of Delaware Service Company, Inc. (Delaware), the provider of the accounting and valuation services for the VAA.



However, both companies are wholly owned by Lincoln National Corporation (LNC), which has had Year 2000 processes in place since 1996. LNC projects aggregate expenditures in excess of $92 million for its Y2K efforts through the year 2000. Both Lincoln Life and Delaware have dedicated Year 2000 teams and steering committees that are answerable to their counterparts in LNC.



In light of the potential problems above, Lincoln Life, as part of its Year 2000 updating process, has assumed responsibility for correcting all high-priority Information Technology (IT) systems which service the VAA. Delaware is responsible for updating all its high-priority IT systems to support these vital services. The Year 2000 effort, for both IT and non-IT systems, is organized in four phases:



- awareness-raising and inventory of all assets (including third-part agent and vendor relationships)



- assessment and high-level planning and strategy



- remediation of affected systems and equipment; and



- testing to verify Year 2000 readiness.



Both companies are currently on schedule to have their high-priority IT systems remediated and tested to demonstrate readiness by June 30, 1999. During the third and fourth quarters of 1999, additional testing of the environment will continue. Both companies are currently on schedule to have their high-priority non-IT systems (elevators, heating and ventilation, security systems, etc.) remediated and tested by October 31, 1999.



The work on Year 2000 issues has not suffered significant delays; however, some uncertainty remains. Specific factors that give rise to this uncertainty include (but are certainly not limited to) a possible loss of technical resources to perform the work; failure to identify all susceptible systems; and non-compliance by third parties whose systems and operations impact Lincoln Life. In a report dated February 26, 1999, entitled, INVESTIGATING THE IMPACT OF YEAR 2000 TECHNOLOGY PROBLEM, S: Prt. 106-10, the U.S. Senate Special Committee on the Year 2000 Technology Problem expressed its concern that "Financial services firms . . . are particularly vulnerable to . . . the risk that a material customer or business partner will fail, as a result of the computer problems, to meet its obligations."



One important key source of uncertainty is the extent to which the key trading partners of Lincoln Life and Delaware will be successful in their own remediation and testing efforts. Lincoln Life and Delaware have been monitoring the process of their partners; however, the efforts of these partners are beyond our control.



Lincoln Life and Delaware expect to have completed their necessary remediation and testing efforts prior to December 31, 1999. However, given the nature and complexity of the problem, there can be no guarantee by either company that there will not be significant computer problems after December 31, 1999.



LEGAL PROCEEDINGS. There are no legal proceedings to which the Variable Account or the Distributor of CIGNA'S product included in this prospectus is a party except for routine litigation which CIGNA does not believe is relevant to the Contracts offered by this Prospectus.

                           The Lincoln National Life Insurance Co. has purchased CIGNA's individual life insurance, disability income insurance and annuities

    [LOGO]
                           businesses. Connecticut General Life Insurance Company continues to offer individual insurance and annuity products through certain agents of The Lincoln National Life Insurance Co. and Lincoln Life and Annuity Co. of New York. Sagemark Consulting, Inc. and Lincoln National Insurance Associates, Inc., are affiliates of Lincoln National Corporation.

                           P-ACP [- -] MP5/99

CIGNA ACCRU CHOICEPLUS


COMPANY CG VARIABLE ANNUITY ACCOUNT II (REGISTRANT)

CONNECTICUT GENERAL LIFE INSURANCE COMPANY (DEPOSITOR)

STATEMENT OF ADDITIONAL INFORMATION (SAI)


HOME OFFICE:                                          SERVICING OFFICE:
Connecticut General Life Insurance Company            Lincoln Life
(CIGNA)                                               Attn: Accru Choice Plus Operations
900 Cottage Grove Road                                1300 S. Clinton Street
Bloomfield, CT 06002                                  P.O. Box 7871
                                                      Fort Wayne, IN 46801



This Statement of Additional Information should be read along with the CIGNA Accru ChoicePlus Prospectus of CIGNA Variable Annuity Account II dated May 1, 1999. You may obtain a copy of the Prospectus on request and without charge. Please write Lincoln Life, Attn: Accru Choice Plus Operations, 1300 S. Clinton Street, P.O. Box 7871, Fort Wayne, IN 46801 or call 1-800-552-9898.


TABLE OF CONTENTS

ITEM                                           PAGE
------------------------------------------------------
General information and history of CIGNA           B-2
Special terms                                      B-2
Services                                           B-2
Principal Underwriter                              B-2
Purchase of securities being offered               B-2

ITEM                                           PAGE
------------------------------------------------------

Calculation of Investment Results                  B-3
Annuity payouts                                    B-9
Advertising and sales literature                  B-10
Financial Statements                              B-12


THIS SAI IS NOT A PROSPECTUS.
The date of this SAI is May 1, 1999

GENERAL INFORMATION AND HISTORY OF THE CONNECTICUT GENERAL LIFE INSURANCE COMPANY (CIGNA)


The Connecticut General Life Insurance Company (CIGNA), organized in 1865, is a Connecticut stock insurance corporation, engaged primarily in the direct insurance of life and health insurance contracts and annuities, and is also a professional reinsurer. CIGNA is wholly owned by Connecticut General Corporation, which in turn is an indirect wholly-owned subsidiary of CIGNA Corporation, a publicly held insurance and financial services holding company domiciled in Delaware.


SPECIAL TERMS

The special terms used in this SAI are the ones defined in the Prospectus. In connection with the term VALUATION DATE the New York Stock Exchange is currently closed on weekends and on these holidays: New Year's Day, Martin Luther King's Birthday, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. If any of these holidays occurs on a weekend day, the Exchange may also be closed on the business day occurring before or just after the holiday.

SERVICES


EXPERTS



The consolidated financial statements of Connecticut General Life Insurance Company as of December 31, 1998 and 1997 and for each of the three years in the period ended December 31, 1998 included in this Statement of Additional Information and registration statement have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.



The statement of assets and liability of the Variable Account at December 31, 1998, and the statements of operations and changes in net assets for the year ended December 31, 1998, included in this Statement of Additional Information and registration statement, have been so included in reliance on the report of Ernst & Young LLP, independent auditors, given on the authority of said firm as experts in accounting and auditing.



The statement of changes in net assets of the Variable Account for the year ended December 31, 1997, included in this Statement of Additional Information and registration statement, have been so included in reliance on the report of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.


KEEPER OF RECORDS


All accounts, books, records and other documents which are to be maintained for the VAA are maintained by CIGNA or by third parties responsible to CIGNA. We have entered into an agreement with the Delaware Management Company, 2005 Market Street, Philadelphia, PA 19203, to provide accounting services to the VAA. No separate charge against the assets of the VAA is made by CIGNA for this service.


PRINCIPAL UNDERWRITER


The contracts will be sold by licensed insurance agents in those states where the contracts may lawfully be sold. Such agents will be registered representative or broker-dealers registered under the Securities Exchange Act of 1934 who are members of the National Association of Securities Dealers, Inc.
(NASD). The contracts will be distributed by the company's principal underwriter, Sagemark Consulting, Inc. (Sagemark), located at 350 Church Street, Hartford, CT 06103. Sagemark is a Connecticut corporation and is the principal underwriter for certain of CIGNA'S other registered separate accounts. Commissions and other distribution compensation will be paid by CIGNA and will not be more than 6.50% of premium payments. CIGNA received [$145,226] in deferred sales charges attributable to the variable account portion of the contracts issued pursuant to CG Variable Annuity Separate Account II for the year ended December 31, 1998.


Sales charges on and exchange privileges under the contracts are described in the Prospectus. There are no variations in the prices at which the contracts are offered for certain types of purchasers.

PURCHASE OF SECURITIES BEING OFFERED

The variable annuity contracts are offered to the public through licensed insurance agents who specialize in selling CIGNA products; through independent insurance brokers; and through certain securities brokers/dealers selected by CIGNA whose personnel are legally authorized to sell annuity products. There are no special purchase plans for any class of prospective buyers. However, under certain limited circumstances described in the Prospectus under the section Charges and other deductions, the contract and/or surrender charges may be waived. There are exchange privileges between SUBACCOUNTS, and between the VAA and CIGNA'S General Account (see Transfers of accumulation units between SUBACCOUNTS in the Prospectus.) No exchanges are permitted between the VAA and other separate accounts.

CALCULATION OF INVESTMENT RESULTS

The paragraphs set forth below represent performance information for the VAA and the SUBACCOUNTS calculated in several different ways.

MONEY MARKET SUBACCOUNT


  1.  Seven-day yield: 4.7%
      Length of base period used in computing yield: 7 days


  2. The yield reported above and in the table of condensed information in the Prospectus is determined by calculating the change in unit value for the base period (the 7-day period ended December 31, 1998; the dividing this figure by the account value at the beginning of the period; then annualizing this result by the factor 365/7. This yield includes all deductions charged to the CONTRACTOWNER'S account, and excludes any realized gains and losses from the sale of securities.

PERFORMANCE OF THE VAA AND SUBACCOUNTS

Paragraph A shows the average annual total return of each SUBACCOUNT since its inception period. The information presented in Paragraph A is commonly referred to as "standard performance" because it is calculated in accordance with formulas prescribed by the SEC.


Under rules issued by the SEC, standard performance must be included in certain advertising material that discusses the performance of the VAA and the SUBACCOUNTS. Standard performance is described in Paragraph B. Paragraph C shows the performance of the SUBACCOUNTS over the periods indicated in the tables set forth in the paragraph, adjusted to reflect the charges and expenses associated with the contracts. Paragraph D shows additional "nonstandardized" performance information (i.e., performance information not calculated in accordance with SEC guidelines) for each of the subaccounts that may be used to advertise the performance of the VAA and the SUBACCOUNTS.


(A) AVERAGE ANNUAL TOTAL RETURN

Period ending December 31, 1998


                                                                   1-YEAR         SINCE
                                                                   PERIOD       INCEPTION
                                                                 -----------  -------------
Alger American Growth Portfolio (06/06/97).....................       38.92%        32.70%
Alger American Leveraged AllCap Portfolio (06/09/97)...........       48.51         37.18
Alger American MidCap Growth Portfolio (06/02/97)..............       21.40         21.35
Alger American Small Capitalization Portfolio (06/06/97).......        6.83         13.98
Cigna Variable Money Market Fund (05/20/97)....................        3.21          4.00
Fidelity VIP II Contrafund Portfolio (06/02/97)................       21.07         23.74
Fidelity VIP II Investment Grade Bond Portfolio (06/09/97).....         .25          4.12
Fidelity VIP Equity-Income Portfolio (06/06/97)................        2.99         10.34
Fidelity VIP High Income Portfolio (06/02/97)..................      (12.74)         4.12
Fidelity VIP Overseas Portfolio (06/02/97).....................        4.11          2.46
Fidelity VIP III Growth Opportunities Portfolio (06/09/97).....       15.78         19.85
MFS Variable Trust Emerging Growth Series (06/02/97)...........       25.16         25.21
MFS Variable Trust Growth With Income Series (06/05/97)........       13.53         18.52
MFS Variable Trust Research Series (06/09/97)..................       14.56         14.62
MFS Variable Trust Total Return Series (06/02/97)..............        3.69          9.79
MFS Variable Trust Utilities Series (06/09/97).................        9.33         19.96
Neuberger Berman AMT Limited Maturity Bond Portfolio                  (4.14)        (0.31)
  (06/02/97)...................................................
Neuberger Berman AMT Partners Portfolio (05/22/97).............       (4.32)         8.46
OCC Trust Global Equity Portfolio (06/02/97)...................        4.63          5.53
OCC Trust Managed Portfolio (05/22/97).........................       (1.45)         6.86
OCC Trust Small Cap Portfolio (06/13/97).......................      (17.38)        (7.40)


See the date the SUBACCOUNT commenced activity next to its name

(B) FORMULAS:

Average annual return for each period was determined by finding the average annual compounded rate of return over each period that would equate the initial amount invested to the ending redeemable value for that period, according to the following formula --

                        P(1+T)TO THE POWER OF n  =  ERV

Where:  P  =  a hypothetical initial PURCHASE PAYMENT of $1,000
       T = average annual total return for the period in question n = number of years
       ERV = ending redeemable value (as of the end of the period in question) of a hypothetical $1,000 PURCHASE PAYMENT made at the beginning of the 1-year, 5-year, or a 10-year period in questions (or fractional portion thereof)

The formula assumes that: 1) all recurring fees have been charged to CONTRACTOWNER accounts; (2) all applicable non-recurring charges are deducted at the end of the period in question; and (3) there will be a complete redemption at the end of the period in question.

(C) SUBACCOUNT PERFORMANCE ADJUSTED FOR CONTRACT EXPENSE CHARGES

The examples below show, for the various SUBACCOUNTS of the VAA, annual total return as the stated periods, based upon a hypothetical initial PURCHASE PAYMENT of $1,000, calculated according to the formula provided after the examples. Although these figures are calculated as if the SUBACCOUNTS had commenced activity at the same time as the underlying funds.

SUBACCOUNT PERFORMANCE (ADJUSTED FOR CONTRACT EXPENSE CHARGES)

Period ending December 31, 1998


                                                                                                      10-YEAR
                                                                                                      PERIOD
                                                                     1-YEAR PERIOD  5-YEAR PERIOD  OR LIFETIME*
                                                                     -------------  -------------  -------------
Alger American Growth Portfolio....................................        45.99%         22.14%         20.32%
(as if commenced activity 06/06/97)
Alger American Leveraged AllCap Portfolio..........................        55.58            N/A          37.41
(as if commenced activity 06/09/97)
Alger American MidCap Growth Portfolio.............................        28.47          17.33          21.63
(as if commenced activity 06/02/97)
Alger American Small Capitalization Portfolio......................        13.90          11.53          18.19
(as if commenced activity 06/06/97)
Cigna Variable Products Money Market Fund..........................         4.10           4.48           4.42
(as if commenced activity 05/20/97)
Fidelity VIP II Contrafund Portfolio...............................        28.14            N/A          26.88
(as if commenced activity 06/02/97)
Fidelity VIP II Investment Grade Bond Portfolio....................         7.32           5.22           6.85
(as if commenced activity 06/09/97)
Fidelity VIP Equity-Income Portfolio...............................        10.06          17.11          14.02
(as if commenced activity 06/06/97
Fidelity VIP High Income Portfolio.................................        (5.67)          7.22           9.47
(as if commenced activity 06/02/97)
Fidelity VIP Overseas Portfolio....................................        11.18           8.17           8.55
(as if commenced activity 06/02/97)
Fidelity VIP III Growth Opportunities Portfolio....................        22.85            N/A          24.53
(as if commenced activity 06/09/97)
MFS Variable Trust Emerging Growth Series..........................        32.23            N/A          24.80
(as if commenced activity 06/02/97)
MFS Variable Trust Growth With Income Series.......................        20.60            N/A          24.24
(as if commenced activity 06/05/97)
MFS Variable Trust Research Series.................................        21.63            N/A          20.84
(as if commenced activity 06/09/97)
MFS Variable Trust Total Return Series.............................        10.76            N/A          17.08
(as if commenced activity 06/02/97)

                                                                                                      10-YEAR
                                                                                                      PERIOD
                                                                     1-YEAR PERIOD  5-YEAR PERIOD  OR LIFETIME*
                                                                     -------------  -------------  -------------
MFS Variable Trust Utilities Series................................        16.40%           N/A          23.64%
(as if commenced activity 06/09/97)
Neuberger Berman AMT Limited Maturity Bond Portfolio...............         2.93           3.73%          5.31
(as if commenced activity 06/02/97)
Neuberger Berman AMT Partners Portfolio............................         2.75            N/A          18.02
(as if commenced activity 05/22/97)
OCC Trust Global Equity Portfolio..................................        11.70            N/A          14.36
(as if commenced activity 06/02/97)
OCC Trust Managed Portfolio........................................         5.62          17.48          17.69
(as if commenced activity 05/22/97)
OCC Trust Small Cap Portfolio......................................       (10.31)          7.03          11.64
(as if commenced activity 06/13/97)


*   The lifetime of each SUBACCOUNT is less than the complete period indicated.

See the date the SUBACCOUNT commenced activity under its name.

The length of the periods and the last day of each period used in the above table are set out in the table heading and in the footnotes above.

(D) OTHER NON-STANDARDIZED INVESTMENT RESULTS

The VAA may illustrate its results over various periods and compare its results to indices and other variable annuities in sales materials including advertisements, brochures and reports. Such results may be computed on a cumulative and/or annualized basis.

Cumulative quotations are arrived at by calculating the change in ACCUMULATION UNIT VALUE between the first and last day of the base period being measured, and expressing the difference as a percentage of the unit value at the beginning of the base period.

Annualized quotations are arrived at by applying a formula which determines the level rate of return which, if earned over the entire base period, would produce the cumulative return.


NON-STANDARDIZED INVESTMENT RESULTS
SUBACCOUNT OF ACCOUNT II*


$10,000 INVESTED IN
THIS FUND THROUGH CIGNA ACCRU CHOICEPLUS


THIS MANY YEARS AGO...**      ...WOULD HAVE GROWN TO THIS AMOUNT ON DECEMBER 31,
1998


                                                                                                                           ALGER
                                            ALGER SMALL CAP            ALGER LEVERAGED ALLCAP     ALGER MIDCAP GROWTH      GROWTH
                                   ----------------------------------  -----------------------  -----------------------  ----------
NUMBER                                                     COMPOUND                 COMPOUND                 COMPOUND
OF                                                          GROWTH                   GROWTH                   GROWTH
YEARS                               PERIODS     AMOUNT       RATE        AMOUNT       RATE        AMOUNT       RATE        AMOUNT
---------------------------------  ---------  ----------  -----------  ----------  -----------  ----------  -----------  ----------
1................................  12/31/97   $11,390.42       13.90%  $15,558.49       55.58%  $12,865.69       28.47%  $14,598.62
2................................  12/31/96    12,508.56       11.84%   18,361.60       35.50%   14,567.54       20.70%   18,092.17
3................................  12/29/95    12,849.25        6.72%   20,286.23       26.59%   16,076.08       17.15%   20,221.58
4................................  12/30/94    18,289.96       16.29%   34,918.73       36.70%   22,905.62       23.02%   27,197.09
5................................  12/31/93    17,256.71       11.53%     N/A             N/A    22,235.68       17.33%   27,179.68
Lifetime of fund.................              51,214.94       16.79%   34,918.73       34.89%   30,321.84       20.65%   63,371.61


                                                                                                                          FIDELITY
                                          FIDELITY VIP EQUITY             FIDELITY VIP III          FIDELITY VIP II       VIP HIGH
                                                 INCOME                 GROWTH OPPORTUNITIES     INVESTMENT GRADE BOND     INCOME
                                   ----------------------------------  -----------------------  -----------------------  ----------
NUMBER                                                     COMPOUND                 COMPOUND                 COMPOUND
OF                                                          GROWTH                   GROWTH                   GROWTH
YEARS                               PERIODS     AMOUNT       RATE        AMOUNT       RATE        AMOUNT       RATE        AMOUNT
---------------------------------  ---------  ----------  -----------  ----------  -----------  ----------  -----------  ----------
1................................  12/31/97   $11,006.23       10.06%  $12,285.06       22.85%  $10,732.41        7.32%  $ 9,432.63
2................................  12/31/96    13,904.93       17.92%   15,741.28       25.46%   11,544.41        7.44%   10,944.31
3................................  12/29/95    15,665.02       16.14%   18,360.42       22.45%   11,754.36        5.54%   12,293.27
4................................  12/30/94    20,850.72       20.17%   24,020.91       24.49%   13,593.06        7.98%   14,605.14
5................................  12/31/93    22,032.00       17.11%     N/A             N/A    12,898.92        5.22%   14,170.09
Lifetime.........................              43,796.68       12.57%   24,020.91       22.97%   19,388.63        6.63%   33,331.08


NUMBER                              COMPOUND
OF                                   GROWTH
YEARS                                 RATE
---------------------------------  -----------
1................................       45.99%
2................................       34.51%
3................................       26.46%
4................................       28.42%
5................................       22.14%
Lifetime of fund.................       19.80%

NUMBER                              COMPOUND
OF                                   GROWTH
YEARS                                 RATE
---------------------------------  -----------
1................................       -5.67%
2................................        4.62%
3................................        7.12%
4................................        9.93%
5................................        7.22%
Lifetime.........................        9.31%

                                                                                                                            MFS
                                                                                                                          VARIABLE
                                                                                                                           TRUST
                                                                           FIDELITY VIP II      CIGNA VARIABLE PRODUCTS   EMERGING
                                         FIDELITY VIP OVERSEAS               CONTRAFUND              MONEY MARKET          GROWTH
                                   ----------------------------------  -----------------------  -----------------------  ----------
NUMBER                                                     COMPOUND                 COMPOUND                 COMPOUND
OF                                                          GROWTH                   GROWTH                   GROWTH
YEARS                               PERIODS     AMOUNT       RATE        AMOUNT       RATE        AMOUNT       RATE        AMOUNT
---------------------------------  ---------  ----------  -----------  ----------  -----------  ----------  -----------  ----------
1................................  12/31/97   $11,118.00       11.18%  $12,813.60       28.14%  $10,374.95        3.75%  $13,222.56
2................................  12/31/96    12,226.64       10.57%   15,710.15       25.34%   10,758.64        3.72%   15,907.36
3................................  12/29/95    13,643.57       10.91%   18,780.08       23.38%     N/A             N/A    18,361.80
4................................  12/30/94    14,764.86       10.23%     N/A             N/A      N/A             N/A      N/A
5................................  12/31/93    14,810.10        8.17%     N/A             N/A      N/A             N/A      N/A
Lifetime.........................              22,611.31        6.93%   25,879.00       25.15%   11,077.37        3.37%   21,431.62


                                                                                                                            MFS
                                                                                                                          VARIABLE
                                                                         MFS VARIABLE TRUST       MFS VARIABLE TRUST       TRUST
                                                                                                                           GROWTH
                                                                                                                            WITH
                                    MFS VARIABLE TRUST TOTAL RETURN           UTILITIES                RESEARCH            INCOME
                                   ----------------------------------  -----------------------  -----------------------  ----------
NUMBER                                                     COMPOUND                 COMPOUND                 COMPOUND
OF                                                          GROWTH                   GROWTH                   GROWTH
YEARS                               PERIODS     AMOUNT       RATE        AMOUNT       RATE        AMOUNT       RATE        AMOUNT
---------------------------------  ---------  ----------  -----------  ----------  -----------  ----------  -----------  ----------
1................................  12/31/97   $11,075.94       10.76%  $11,639.65       16.40%  $12,162.73       21.63%  $12,059.86
2................................  12/31/96    13,248.20       15.10%   15,116.56       22.95%   14,435.36       20.15%   15,447.72
3................................  12/29/95    14,945.10       14.33%   17,667.92       20.89%   17,420.02       20.32%   18,968.80
4................................  12/30/94    18,771.25       17.05%   23,340.98       23.60%     N/A             N/A      N/A
5................................     N/A        N/A             N/A      N/A             N/A      N/A             N/A      N/A
Lifetime.........................  12/31/93    18,771.25       16.02%   23,340.98       22.14%   19,159.62       19.33%   20,159.61


NUMBER                              COMPOUND
OF                                   GROWTH
YEARS                                 RATE
---------------------------------  -----------
1................................       32.33%
2................................       26.12%
3................................       22.45%
4................................         N/A
5................................         N/A
Lifetime.........................       22.98%

NUMBER                              COMPOUND
OF                                   GROWTH
YEARS                                 RATE
---------------------------------  -----------
1................................       20.60%
2................................       24.29%
3................................       23.79%
4................................         N/A
5................................
Lifetime.........................       22.36%


                                                      NEUBERGER BERMAN
                      NEUBERGER BERMAN              AMT LIMITED MATURITY              OCC                      OCC
                        AMT PARTNERS                        BOND                TRUST SMALLCAP         TRUST GLOBAL EQUITY
             -----------------------------------  ------------------------  -----------------------  ------------------------
NUMBER                                COMPOUND                  COMPOUND                 COMPOUND                  COMPOUND
OF                                     GROWTH                    GROWTH                   GROWTH                    GROWTH
YEARS         PERIODS     AMOUNT        RATE        AMOUNT        RATE        AMOUNT       RATE        AMOUNT        RATE
-----------  ---------  ----------  ------------  ----------  ------------  ----------  -----------  ----------  ------------
1..........  12/31/97   $10,275.17        2.75%   $10,292.95        2.93%   $ 8,969.27      -10.31%  $11,170.37       11.70%
2..........  12/31/96    13,284.51       15.26%    10,833.00        4.08%    10,812.57        3.98%   12,559.96       12.07%
3..........  12/29/95    16,976.03       19.29%    11,141.24        3.67%    12,658.57        8.18%   14,244.98       12.52%
4..........  12/30/94    22,850.89       22.95%    12,187.74        5.07%    14,382.75        9.51%     N/A          N/A
5..........  12/31/93      N/A          N/A        12,011.95        3.73%    14,044.63        7.03%     N/A          N/A
Lifetime                 22,083.55       17.08%    24,344.45        6.30%    30,536.00       11.04%   16,737.16       13.45%


                       OCC
                  TRUST MANAGED
             ------------------------
NUMBER
OF
YEARS
-----------
1..........   10,556.92        5.62%
2..........   12,722.52       12.79%
3..........   15,405.42       15.49%
4..........   22,116.51       21.95%
5..........   22,379.65       17.48%
Lifetime      52,984.77       16.93%



* Although the subaccounts for the contracts did not commence activity until 1997, these figures are calculated as if the subaccounts had commenced activity at the same time as the corresponding underlying funds.



** For purposes of determining these investment results, CIGNA Accru ChoicePlus' 1.40% annual asset charge and administrative fee for those contracts have been taken into account. However, these examples do not assume redemption at the end of the period.

WITHDRAWAL CHARGE AND MARKET VALUE ADJUSTMENT EXAMPLES


The following example illustrates the detailed calculations for a $50,000 deposit into the fixed account with a guaranteed rate of 4.5% for a duration of five years. The intent of the example is to show the effect of the Market Value Adjustment ("MVA") and the 3% minimum guarantee under various interest rates on the calculation of the cash surrender (withdrawal) values. Any charges for optional death benefit risks are not taken into account in the example. The effect of the MVA is reflected in the index rate factor in column (2) and the minimum 3% guarantee is shown under column (4) under the "Surrender Value Calculation". The "Surrender Charge Calculation" assumes there have been no prior withdrawals and illustrates the operation of the Fifteen Percent Free provision of the contract. The "Market Value Adjustment Tables" and "Minimum Value Calculation" contain the explicit calculation of the index factors and the 3% minimum guarantee respectively. The "Annuity Value Calculation" and "Minimum Value" calculations assume the imposition of the annual $35 account fee, but that fee is waived if the annuity account value at the end of a CONTRACT YEAR is $100,000 or more. The results would be slightly different for New York contracts which have a minimum $30 annual account fee.

                           WITHDRAWAL CHARGE EXAMPLES

                     SAMPLE CALCULATIONS FOR MALE 35 ISSUE
                             CASH SURRENDER VALUES

Single Premium..............................................  $50,000
Premium Taxes...............................................  None
Withdrawals.................................................  None
Guaranteed Period...........................................  5 years
Guaranteed Interest Rate....................................  4.50%
Annuity Date................................................  Age 70
Index Rate A................................................  5.00%
Index Rate B................................................  6.00% End of contract year 1
                                                              5.50% End of contract year 2
                                                              5.00% End of contract year 3
                                                              4.00% End of contract year 4
Percentage adjustment to B..................................  0.50%

                          SURRENDER VALUE CALCULATION


                                                          (3)                     (5)
                                  (1)        (2)        ADJUSTED       (4)      GREATER       (6)         (7)
                                ANNUITY   INDEX RATE    ANNUITY      MINIMUM      OF       SURRENDER   SURRENDER
CONTRACT YEAR                    VALUE      FACTOR       VALUE        VALUE    (3) & (4)    CHARGE       VALUE
-----------------------------  ---------  ----------  ------------  ---------  ---------  -----------  ---------
1............................  $  52,215    0.944841   $   49,335   $  51,465  $  51,465   $   2,975   $  48,490
2............................  $  54,530    0.971964   $   53,001   $  52,974  $  53,001   $   2,975   $  50,026
3............................  $  56,949    0.990544   $   56,410   $  54,528  $  56,410   $   2,975   $  53,435
4............................  $  59,476    1.004785   $   59,761   $  56,129  $  59,761   $   2,550   $  57,211
5............................  $  62,118      NA       $   62,118   $  57,778  $  62,118   $   2,550   $  59,568


                           ANNUITY VALUE CALCULATION


CONTRACT YEAR
----------------------------------------
1.......................................  $50,000  X  1.045  -  $35  =  $52,215
2.......................................  $52,215  X  1.045  -  $35  =  $54,530
3.......................................  $54,530  X  1.045  -  $35  =  $56,949
4.......................................  $56,949  X  1.045  -  $35  =  $59,476
5.......................................  $59,476  X  1.045  -  $35  =  $62,118


                          SURRENDER CHARGE CALCULATION


                                                                                                      SURRENDER
CONTRACT YEAR                                                                             SC FACTOR      CHG
----------------------------------------------------------------------------------------  ---------  ------------
1.......................................................................................   0.0595       $2,975
2.......................................................................................   0.0595       $2,975
3.......................................................................................   0.0595       $2,975
4.......................................................................................   0.0510       $2,550
5.......................................................................................   0.0510       $2,550


                        MARKET VALUE ADJUSTMENT EXAMPLES

                        INTEREST RATE FACTOR CALCULATION

                                                                                    ADJ. INDEX
CONTRACT YEAR                                                  INDEX A    INDEX B        B           N        RESULT
------------------------------------------------------------  ---------  ---------  -----------  ---------  ----------
1...........................................................    5.00%      6.00%       6.50%         4       0.944841
2...........................................................    5.00%      5.50%       6.00%         3       0.971964
3...........................................................    5.00%      5.00%       5.50%         2       0.990544
4...........................................................    5.00%      4.00%       4.50%         1       1.004785
5...........................................................    5.00%       N/A         N/A         N/A        N/A

                           MINIMUM VALUE CALCULATION

CONTRACT YEAR
----------------------------------------
1.......................................  $50,000  X  1.03  -  $35  =  $51,465
2.......................................  $51,465  X  1.03  -  $35  =  $52,974
3.......................................  $52,974  X  1.03  -  $35  =  $54,528
4.......................................  $54,528  X  1.03  -  $35  =  $56,129
5.......................................  $56,129  X  1.03  -  $35  =  $57,778

ANNUITY PAYOUTS

VARIABLE ANNUITY PAYOUTS

Variable ANNUITY PAYOUTS will be determined on the basis of: (1) the dollar value of the contract on the ANNUITY COMMENCEMENT DATE; (2) the annuity tables contained in the CONTRACT; (3) the type of ANNUITY OPTION selected; and (4) the investment results of the fund(s) selected. In order to determine the amount of variable ANNUITY PAYOUTS, CIGNA makes the following calculation: first, it determines the dollar amount of the first payout; second, it credits the contract with a fixed number of ANNUITY UNITS based on the amount of the first payout; and third, it calculates the value of the ANNUITY UNITS each period thereafter. These steps are explained below. The dollar amount of the first periodic variable ANNUITY PAYOUT is determined by applying the total value of the ACCUMULATION UNITS credited under the contract valued as of the ANNUITY COMMENCEMENT date (less any premium taxes) to the annuity tables contained in the contract. The first variable annuity payout will be made on the first day of the month following the ANNUITY COMMENCEMENT date. Subsequent payouts will be made on the first day of each month in accordance with the manner of the payout selected. Amounts shown in the tables are based on the 1983 Table "a" Individual Annuity Mortality Tables, modified, with an assumed investment return at the rate of 3% per annum. The first ANNUITY PAYOUT is determined by multiplying the benefit per $1,000 of value shown in the contract tables by the number of thousands of dollars of value accumulated under the contract. These annuity tables vary according to the form of annuity selected and the age of the ANNUITANT at the ANNUITY COMMENCEMENT DATE. The 3% interest rate stated above is the measuring point for subsequent ANNUITY PAYOUTS. If the actual net investment rate (annualized) exceeds 3%, the payout will increase at a rate equal to the amount of such excess. Conversely, if the actual rate is less than 3%, ANNUITY PAYOUTS will decrease. If the assumed rate of interest were to be increased, ANNUITY PAYOUTS would start at a higher level but would decrease more rapidly or increase more slowly.

CIGNA may use sex distinct annuity tables in contracts that are not associated with employer sponsored plans and where not prohibited by law. At an annuity COMMENCEMENT DATE, the contract is credited with annuity units for each SUBACCOUNT on which variable ANNUITY PAYOUTS are based. The number of ANNUITY UNITS to be credited is determined by dividing the amount of the first periodic payout by the value of an ANNUITY UNIT in each SUBACCOUNT selected. Although the number of ANNUITY UNITS is fixed by this process, the value of such units will vary with the value of the underlying fund.

The amount of the second and subsequent periodic payout is determined by multiplying the CONTRACTOWNER'S fixed number of ANNUITY UNITS in each SUBACCOUNT by the appropriate ANNUITY UNIT value for the valuation date ending the last business day of the month prior to the date the payout is calculated.

The value of each SUBACCOUNT'S ANNUITY UNIT was established at $10.00. The ANNUITY UNIT value for each SUBACCOUNT at the end of any VALUATION DATE is determined by multiplying the SUBACCOUNT ANNUITY UNIT value for the immediately preceding VALUATION DATE by the product of:

  (a) The net investment factor of the SUBACCOUNT for the VALUATION PERIOD for which the ANNUITY UNIT value is being determined, and

  (b) A factor to neutralize the assumed investment return in the annuity table.

The value of the ANNUITY UNITS is determined as of a VALUATION DATE ending the last business day of the month prior to the date the payout is calculated.

PROOF OF AGE, SEX AND SURVIVAL


CIGNA may require proof of age, sex, or survival of any payee upon whose age, sex, or survival payments depend.



TAX ON DISTRIBUTIONS FROM QUALIFIED CONTRACTS


The following rules generally apply to distributions from contracts purchased in connection with the plans discussed above, other than 457 plans and Roth IRAs.

The portion, if any, of any contribution under a contract made by or on behalf of an individual which is not excluded from the employee's gross income (generally, the employee's own non-deductible contributions) constitutes his investment in the contract. If a distribution is made in the form of ANNUITY PAYOUTS, the employee's investment in the contract (adjusted for certain refund provisions) divided by his life expectancy (or other period for which ANNUITY PAYOUTS are expected to be made) constitutes a return of capital each year. The dollar amount of ANNUITY PAYOUTS received in any year in excess of such return is taxable as ordinary income. However, all distributions will be fully taxable once the employee is deemed to have recovered the dollar amount of his investment in the contract. Notwithstanding the above, if the employee's annuity starting date was on or before July 1, 1986 and if his investment in the contract will be recovered within three years of his annuity starting date, no amount is included in income until he has fully recovered such investment. Rules generally provide that all distributions which are not received as an annuity will be taxed as a pro rata distribution of taxable and non-taxable amounts (rather than as a distribution first of non-taxable amounts).

If a surrender of or withdrawal from the contract is effected and a distribution is made in a single payment, the proceeds may qualify for special lump-sum distribution treatment under certain qualified plans, as discussed above. Otherwise, the amount by which the payment exceeds the investment in the contract (adjusted for any prior withdrawals) allocated to that payment, if any, will be taxed as ordinary income in the year of receipt. Distributions from
Section 401(a) plans, Section 403(b) plans, IRAs, SEPs and Keoghs will be subject to a 10% penalty tax if made before age 59 1/2 unless certain other exceptions apply. Failure to meet certain minimum distribution requirements for the above plans, as well as for Section 457 plans, will result in a 50% excise tax. Various other adverse tax consequences may also be potentially applicable in certain circumstances to these types of plans.

Upon an ANNUITANT'S death, the taxation of benefits payable to his BENEFICIARY generally follow these same principles, subject to a variety of special rules.

OTHER CONSIDERATIONS

It should be understood that the foregoing comments about the federal tax consequences under these contracts are not exhaustive and that special rules are provided with respect to other tax situations not discussed herein. Further, the forgoing discussion does not address any applicable state, local, or foreign tax laws. In recent years, numerous changes have been made in the federal income tax treatment of contracts and retirement plans, which are not fully discussed above. Before any investment is made in any of the above plans, a tax advisor should be consulted.

ADVERTISING AND SALES LITERATURE

As set forth in the Prospectus, CIGNA may refer to the following organizations (and others) in its marketing materials.

A.M. BEST'S RATING SYSTEM is designed to evaluate the various factors affecting the overall performance of an insurance company in order to provide an opinion as to an insurance company's relative financial strength and ability to meet its contractual obligations. The procedure includes both a quantitative and qualitative review of each company. A.M. Best also provides certain rankings, to which CIGNA intends to refer.

DUFF & PHELPS insurance company claims paying ability (CPA) service provides purchasers of insurance company policies and contracts with analytical and statistical information on the solvency and liquidity of major U.S. licensed companies, both mutual and stock.

EAFE INDEX is prepared by Morgan Stanley Capital International (MSCI). It measures performance of securities in Europe, Australia and the Far East. The index reflects the movements of world stock markets by representing the evolution of an unmanaged portfolio. The EAFE Index offers international diversification with over 1,000 companies across 20 different countries.

LIPPER VARIABLE INSURANCE PRODUCTS PERFORMANCE ANALYSIS SERVICE is a publisher of statistical data covering the investment company industry in the United States and overseas. Lipper is recognized as the leading source of data on open-end and closed-end fund. Lipper currently tracks the performance of over 5,000 investment companies and publishes numerous specialized reports, including reports on performance and portfolio analysis, fee and expense analysis.

MOODY'S insurance claims-paying rating is a system of rating insurance company's financial strength, market leadership, and ability to meet financial obligations. The purpose of Moody's ratings is to provide investors with a simple system of gradation by which the relative quality of insurance companies may be noted.

MORNINGSTAR is an independent financial publisher offering comprehensive statistical and analytical coverage of open-end and closed-end funds and variable annuities.

STANDARD & POOR'S insurance claims-paying ability rating is an assessment of an operating insurance company's financial capacity to meet obligations under an insurance policy in accordance with the terms. The likelihood of a timely flow of funds from the insurer to the trustee for the bondholders is a key element in the rating determination for such debt issues.

VARDS (VARIABLE ANNUITY RESEARCH DATA SERVICE) provides a comprehensive guide to variable annuity contract features and historical fund performance. The service also provides a readily understandable analysis of the comparative characteristics and market performance of funds inclusive in variable contracts.

STANDARD & POOR'S INDEX -- broad-based measurement of changes in stock-market conditions based on the average performance of 500 widely held common stocks; commonly known as the Standard & Poor's (S&P 500). The selection of stocks, their relative weightings to reflect differences in the number of outstanding shares, and publication of the index itself are services of Standard & Poor's Corporation, a financial advisory, securities rating, and publishing firm.

NASDAQ-QTC PRICE INDEX -- this index is based on the National Association of Securities Dealers Automated Quotations (NASDAQ) and represents all domestic over-the-counter stocks except those traded on exchanges and those having only one market maker, a total of some 3,500 stocks. It is market value-weighted and was introduced with a base of 100.00 on February 5, 1971.

DOW JONES INDUSTRIAL AVERAGE (DJIA) -- price-weighted average of 30 actively traded blue chip stocks, primarily industrials but including American Express Company and American Telephone and Telegraph Company. Prepared and published by Dow Jones & Company, it is the oldest and most widely quoted of all the market indicators. The average is quoted in points, not dollars.

In its advertisements and other sales literature for the VAA and the SERIES funds, CIGNA intends to illustrate the advantages of the contracts in a number of ways:

COMPOUND INTEREST ILLUSTRATIONS. These will emphasize several advantages of the variable annuity contract. For example, but not by way of illustration, the literature may emphasize the potential advantage of the VARIABLE ANNUITY account over the fixed account; and the compounding effect when a client makes regular deposits to his or her contract.

INTERNET. An electronic communications network which may be used to provide information regarding CIGNA, performance of the SUBACCOUNTS and advertisement literature.


DOLLAR-COST AVERAGING. (DCA) -- You may systematically transfer on a monthly basis amounts from certain SUBACCOUNTS or the fixed side of the contract. You may elect to participate in the DCA program at the time of application or at anytime before the ANNUITY COMMENCEMENT DATE by completing an election form available from us or by telephone if we have your telephone authorization on file. The minimum amount to be dollar cost averaged is $2,000. Once elected, the program will remain in effect until the earlier of: (1) the ANNUITY COMMENCEMENT DATE; (2) the value of the amount being DCA'd is depleted; or (3) you cancel the program by written request or by telephone if we have your telephone authorization on file. Currently, there is no charge for this service. However, we reserve the right to impose one. A transfer under this program is not considered a transfer for purposes of limiting the number of transfers that may be made, or assessing any charges which may apply to transfers. We reserve the right to discontinue this program at any time. DCA does not assure a profit or protect against loss.


AUTOMATIC WITHDRAWAL SERVICE. (AWS) -- AWS provides an automatic, periodic withdrawal of CONTRACT VALUE to you. You may elect to participate in AWS at the time of application or at any time before the ANNUITY COMMENCEMENT DATE by sending a written request to our home office. The minimum CONTRACT VALUE required to establish AWS is $10,000. You may cancel or make changes to your AWS program at any time by sending a written request to our home office. If telephone authorization has been elected, certain changes may be by telephone. Notwithstanding the requirements of the program, any withdrawal must be permitted by Section 401(a)(9) of the code for qualified plans or permitted under Section 72 for non-qualified contracts. To the extent that withdrawals under AWS do not qualify for an exemption from the contingent deferred sales charge, we will assess any applicable surrender charges on those withdrawals. See Contingent deferred sales charge. Currently, there is no charge for this service. However, we reserve the right to impose one. If a charge is imposed, it will not exceed $25 per transaction or 2% of the amount withdrawn, whichever is less. We reserve the right to discontinue this service at any time.

ACCOUNT REBALANCING. Account rebalancing is an option which, if elected by the CONTRACTOWNER, restores to a pre-determined level the percentage of CONTRACT value allocated to each variable account SUBACCOUNT (e.g., 20% Money Market, 50% Growth, 30% Utilities). This pre-determined level will be the allocation initially selected when the contract was purchased, unless subsequently changed. The account rebalancing allocation may be changed at any time by submitting a request to CIGNA.

If account rebalancing is elected, all PURCHASE PAYMENTS allocated to the variable account SUBACCOUNTS must be subject to account rebalancing. The fixed account SUBACCOUNT is not available for account rebalancing.


Account rebalancing may take place on either a monthly, quarterly, semi-annual or annual basis, as selected by the CONTRACTOWNER. Once the account rebalancing option is activated, any variable account SUBACCOUNT transfers executed outside of the account rebalancing option will terminate the account rebalancing option. Any subsequent PURCHASE PAYMENT or withdrawal that modifies the account balance within each variable account SUBACCOUNT may also cause termination of the account rebalancing option. Any such termination will be confirmed to the CONTRACTOWNER. The CONTRACTOWNER may terminate the account rebalancing option or re-enroll at any time by calling or writing CIGNA.


The account rebalancing program is not available following the ANNUITY COMMENCEMENT DATE. Currently, there is no charge for this service. However, we reserve the right to impose one.


CIGNA'S CUSTOMERS. More than 5 million individuals and 7,000 employers trust CIGNA to help them plan for retirement. They're in good company with a good company, a company known for financial strength and superior service.


CIGNA offers a variety of tax-qualified and non-tax-qualified, fixed and variable, individual and group deferred annuities, and immediate annuities. All in all, CIGNA can help you achieve your financial goals. For more information, including charges and expenses; you can request a prospectus by calling the number below. Please read the prospectus carefully before you invest or send money.

CIGNA'S ASSETS, SIZE. CIGNA may discuss its general financial condition (see, for example, the reference to A.M. Best Company, above); it may refer to its assets; it may also discuss its relative size and/or ranking among companies in the industry or among any sub-classification of those companies, based upon recognized evaluation criteria (see reference to A.M. Best Company above).


FINANCIAL STATEMENTS

Financial statements for the VAA and CIGNA appear on the following pages.


The consolidated financial statements of CIGNA which are included in this Statement should be considered only as bearing on the ability of CIGNA to meet the obligations under the contracts. They should not be considered as bearing on the investment performance of the assets held in the VAA, or on the guaranteed interest rate credited by CIGNA during a guaranteed period. The financial statements of the VAA are also included.

                 (This page has been left blank intentionally.)

                                                                          CGVA-1

CG VARIABLE ANNUITY SEPARATE ACCOUNT II
STATEMENT OF ASSETS AND LIABILITY
DECEMBER 31, 1998

                                                        ALGER        ALGER
                                           ALGER        AMERICAN     AMERICAN
                                           AMERICAN     LEVERAGED    MIDCAP
                                           GROWTH       ALLCAP       GROWTH
                             COMBINED      SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
--------------------------------------------------------------------------------
ASSETS
  Investments at
     Market--Affiliated
     (Cost $13,988,940)      $ 13,988,940  $        --  $        --  $        --
  Investments at
     Market--Unaffiliated
     (Cost $471,403,945)      542,184,614   55,968,693   16,026,730   20,899,268
---------------------------  ------------  -----------  -----------  -----------
TOTAL ASSETS                  556,173,554   55,968,693   16,026,730   20,899,268
---------------------------
  Liability--Payable to
     Connecticut General
     Life Insurance Company        21,841        2,044          585          751
---------------------------  ------------  -----------  -----------  -----------
NET ASSETS                   $556,151,713  $55,966,649  $16,026,145  $20,898,517
---------------------------  ------------  -----------  -----------  -----------
                             ------------  -----------  -----------  -----------
Percent of net assets              100.00%       10.06%        2.88%        3.76%
---------------------------  ------------  -----------  -----------  -----------
                             ------------  -----------  -----------  -----------
NET ASSETS ARE REPRESENTED BY:
Flexible Payment Deferred
   Annuity Contracts:
  Units in accumulation
     period                                  1,541,099      375,796      681,032
  Annuity reserve units                          1,916           --           --
  Unit value                               $    25.130  $    28.265  $    21.127
  Value in accumulation
     period                                 38,727,241   10,621,930   14,388,375
  Annuity reserves                              48,152           --           --
                                           -----------  -----------  -----------
                                            38,775,393   10,621,930   14,388,375
                                           -----------  -----------  -----------
Flexible Payment Deferred
   Annuity Contracts--New
   York:
  Units in accumulation
     period                                    142,532       32,760       88,436
  Unit value                               $    19.287  $    18.273  $    14.616
                                           -----------  -----------  -----------
                                             2,749,036      598,615    1,292,619
                                           -----------  -----------  -----------
Flexible Payment Deferred
   Annuity
   Contracts--Choice Plus:
  Units in accumulation
     period                                    885,770      281,095      365,099
  Annuity reserve units                             --           --           --
  Unit value                               $    16.305  $    17.096  $    14.291
  Value in accumulation
     period                                 14,442,220    4,805,600    5,217,523
  Annuity reserves                                  --           --           --
                                           -----------  -----------  -----------
                                            14,442,220    4,805,600    5,217,523
                                           -----------  -----------  -----------
NET ASSETS                                 $55,966,649  $16,026,145  $20,898,517
                                           -----------  -----------  -----------
                                           -----------  -----------  -----------


See accompanying notes.

CGVA-2

                                               CIGNA
                                               VARIABLE
                             ALGER             PRODUCT         FIDELITY        FIDELITY        FIDELITY
                             AMERICAN          GROUP           VIP             VIP             VIP             FIDELITY
                             SMALL             MONEY           EQUITY-         HIGH            MONEY           VIP
                             CAPITALIZATION    MARKET          INCOME          INCOME          MARKET          OVERSEAS
                             SUBACCOUNT        SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------
ASSETS
  Investments at
     Market--Affiliated
     (Cost $13,988,940)        $        --     $  13,988,940   $          --   $          --   $          --   $          --
  Investments at
     Market--Unaffiliated
     (Cost $471,403,945)        22,840,067                --      70,683,146      27,547,926      12,396,122      11,044,565
---------------------------  ---------------   -------------   -------------   -------------   -------------   -------------
TOTAL ASSETS                    22,840,067        13,988,940      70,683,146      27,547,926      12,396,122      11,044,565
---------------------------
  Liability--Payable to
     Connecticut General
     Life Insurance Company            820             1,774           2,586           1,025             498             412
---------------------------  ---------------   -------------   -------------   -------------   -------------   -------------
NET ASSETS                     $22,839,247     $  13,987,166   $  70,680,560   $  27,546,901   $  12,395,624   $  11,044,153
---------------------------  ---------------   -------------   -------------   -------------   -------------   -------------
                             ---------------   -------------   -------------   -------------   -------------   -------------
Percent of net assets                 4.11%             2.51%          12.71%           4.95%           2.23%           1.99%
---------------------------  ---------------   -------------   -------------   -------------   -------------   -------------
                             ---------------   -------------   -------------   -------------   -------------   -------------
NET ASSETS ARE REPRESENTED BY:
Flexible Payment Deferred
   Annuity Contracts:
  Units in accumulation
     period                        937,102                --       2,472,390       1,067,376         995,194         349,723
  Annuity reserve units              3,263                --           2,300              --           4,724              --
  Unit value                   $    16.874     $          --   $      19.057   $      11.846   $      11.549   $      13.007
  Value in accumulation
     period                     15,812,844                --      47,115,281      12,643,900      11,494,035       4,548,778
  Annuity reserves                  55,066                --          43,833              --          54,557              --
                             ---------------   -------------   -------------   -------------   -------------   -------------
                                15,867,910                --      47,159,114      12,643,900      11,548,592       4,548,778
                             ---------------   -------------   -------------   -------------   -------------   -------------
Flexible Payment Deferred
   Annuity Contracts--New
   York:
  Units in accumulation
     period                        131,926                --         215,285          52,761          76,615          26,480
  Unit value                   $    11.720     $          --   $      15.087   $      11.601   $      11.056   $      12.883
                             ---------------   -------------   -------------   -------------   -------------   -------------
                                 1,546,231                --       3,247,950         612,084         847,032         341,149
                             ---------------   -------------   -------------   -------------   -------------   -------------
Flexible Payment Deferred
   Annuity
   Contracts--Choice Plus:
  Units in accumulation
     period                        417,564         1,318,393       1,631,001       1,375,652              --         554,310
  Annuity reserve units                 --                --           6,352              --              --              --
  Unit value                   $    12.992     $      10.609   $      12.382   $      10.388   $          --   $      11.102
  Value in accumulation
     period                      5,425,106        13,987,166      20,194,851      14,290,917              --       6,154,226
  Annuity reserves                      --                --          78,645              --              --              --
                             ---------------   -------------   -------------   -------------   -------------   -------------
                                 5,425,106        13,987,166      20,273,496      14,290,917              --       6,154,226
                             ---------------   -------------   -------------   -------------   -------------   -------------
NET ASSETS                     $22,839,247     $  13,987,166   $  70,680,560   $  27,546,901   $  12,395,624   $  11,044,153
                             ---------------   -------------   -------------   -------------   -------------   -------------
                             ---------------   -------------   -------------   -------------   -------------   -------------

                                                           FIDELITY
                             FIDELITY       FIDELITY       VIP II
                             VIP II         VIP II         INVESTMENT
                             ASSET          CONTRA-        GRADE
                             MANAGER        FUND           BOND
                             SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
---------------------------
ASSETS
  Investments at
     Market--Affiliated
     (Cost $13,988,940)      $         --   $         --   $          --
  Investments at
     Market--Unaffiliated
     (Cost $471,403,945)        7,080,478      7,959,228      18,713,588
---------------------------  ------------   ------------   -------------
TOTAL ASSETS                    7,080,478      7,959,228      18,713,588
---------------------------
  Liability--Payable to
     Connecticut General
     Life Insurance Company           257            305             698
---------------------------  ------------   ------------   -------------
NET ASSETS                   $  7,080,221   $  7,958,923   $  18,712,890
---------------------------  ------------   ------------   -------------
                             ------------   ------------   -------------
Percent of net assets                1.27%          1.43%           3.36%
---------------------------  ------------   ------------   -------------
                             ------------   ------------   -------------
NET ASSETS ARE REPRESENTED
Flexible Payment Deferred
   Annuity Contracts:
  Units in accumulation
     period                       376,019             --         865,985
  Annuity reserve units                --             --              --
  Unit value                 $     17.253   $         --   $      12.414
  Value in accumulation
     period                     6,487,334             --      10,750,164
  Annuity reserves                     --             --              --
                             ------------   ------------   -------------
                                6,487,334             --      10,750,164
                             ------------   ------------   -------------
Flexible Payment Deferred
   Annuity Contracts--New
   York:
  Units in accumulation
     period                        40,690             --          26,749
  Unit value                 $     14.571   $         --   $      12.153
                             ------------   ------------   -------------
                                  592,887             --         325,083
                             ------------   ------------   -------------
Flexible Payment Deferred
   Annuity
   Contracts--Choice Plus:
  Units in accumulation
     period                            --        540,648         672,178
  Annuity reserve units                --            161              --
  Unit value                 $         --   $     14.717   $      11.363
  Value in accumulation
     period                            --      7,956,549       7,637,643
  Annuity reserves                     --          2,374              --
                             ------------   ------------   -------------
                                       --      7,958,923       7,637,643
                             ------------   ------------   -------------
NET ASSETS                   $  7,080,221   $  7,958,923   $  18,712,890
                             ------------   ------------   -------------
                             ------------   ------------   -------------

                                                                          CGVA-3

CG VARIABLE ANNUITY SEPARATE ACCOUNT II
STATEMENT OF ASSETS AND LIABILITY (CONTINUED)
DECEMBER 31, 1998


                             FIDELITY
                             VIP III          MFS           MFS
                             GROWTH           EMERGING      GROWTH WITH    MFS
                             OPPORTUNITIES    GROWTH        INCOME         RESEARCH
                             SUBACCOUNT       SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
---------------------------------------------------------------------------------------
ASSETS
  Investments at Market        $        --    $        --   $         --   $         --
  Investments at Market         15,386,688      9,622,450     12,062,289     12,105,624
---------------------------  --------------   -----------   ------------   ------------
TOTAL ASSETS                    15,386,688      9,622,450     12,062,289     12,105,624
---------------------------
  Liability--Payable to
     Connecticut General
     Life Insurance Company            593            369            463            464
---------------------------  --------------   -----------   ------------   ------------
NET ASSETS                     $15,386,095    $ 9,622,081   $ 12,061,826   $ 12,105,160
---------------------------  --------------   -----------   ------------   ------------
                             --------------   -----------   ------------   ------------
Percent of net assets                 2.77%          1.73%          2.17%          2.18%
---------------------------  --------------   -----------   ------------   ------------
                             --------------   -----------   ------------   ------------
NET ASSETS ARE REPRESENTED BY:
Flexible Payment Deferred
   Annuity Contracts:
  Units in accumulation
     period                             --             --             --             --
  Annuity reserve units                 --             --             --             --
  Unit value                   $        --    $        --   $         --   $         --
  Value in accumulation
     period                             --             --             --             --
  Annuity reserves                      --             --             --             --
                             --------------   -----------   ------------   ------------
                                        --             --             --             --
                             --------------   -----------   ------------   ------------
Flexible Payment Deferred
   Annuity Contracts--New
   York:
  Units in accumulation
     period                             --             --             --             --
  Unit value                   $        --    $        --   $         --   $         --
                             --------------   -----------   ------------   ------------
                                        --             --             --             --
                             --------------   -----------   ------------   ------------
Flexible Payment Deferred
   Annuity
   Contracts--Choice Plus:
  Units in accumulation
     period                      1,100,560        642,153        873,415        924,862
  Annuity reserve units                 --            158          2,224            168
  Unit value                   $    13.980    $    14.980   $     13.775   $     13.086
  Value in accumulation
     period                     15,386,095      9,619,719     12,031,194     12,102,967
  Annuity reserves                      --          2,362         30,632          2,193
                             --------------   -----------   ------------   ------------
                                15,386,095      9,622,081     12,061,826     12,105,160
                             --------------   -----------   ------------   ------------
NET ASSETS                     $15,386,095    $ 9,622,081   $ 12,061,826   $ 12,105,160
                             --------------   -----------   ------------   ------------
                             --------------   -----------   ------------   ------------



See accompanying notes.

CGVA-4

                                                                                        AMT                          OCC
                             MFS                           MFS                          LIMITED                      ACCUMULATION
                             TOTAL          MFS            WORLD          AMT           MATURITY      AMT            GLOBAL
                             RETURN         UTILITIES      GOVERNMENTS    BALANCED      BOND          PARTNERS       EQUITY
                             SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
ASSETS
  Investments at
     Market--Affiliated
     (Cost $13,988,940)      $         --   $         --    $       --    $        --   $        --   $         --    $        --
  Investments at
     Market--Unaffiliated
     (Cost $471,403,945)       28,319,019     12,542,832     1,409,237      5,953,772     8,431,298     49,638,747     24,596,601
---------------------------  ------------   ------------   ------------   -----------   -----------   ------------   -------------
TOTAL ASSETS                   28,319,019     12,542,832     1,409,237      5,953,772     8,431,298     49,638,747     24,596,601
---------------------------
  Liability--Payable to
     Connecticut General
     Life Insurance Company         1,040            476            56            211           330          1,837            901
---------------------------  ------------   ------------   ------------   -----------   -----------   ------------   -------------
NET ASSETS                   $ 28,317,979   $ 12,542,356    $1,409,181    $ 5,953,561   $ 8,430,968   $ 49,636,910    $24,595,700
---------------------------  ------------   ------------   ------------   -----------   -----------   ------------   -------------
                             ------------   ------------   ------------   -----------   -----------   ------------   -------------
Percent of net assets                5.09%          2.26%         0.25%          1.07%         1.52%          8.93%          4.42%
---------------------------  ------------   ------------   ------------   -----------   -----------   ------------   -------------
                             ------------   ------------   ------------   -----------   -----------   ------------   -------------
NET ASSETS ARE REPRESENTED BY:
Flexible Payment Deferred
   Annuity Contracts:
  Units in accumulation
     period                       965,687        368,699       123,396        383,767       365,552      1,199,157        969,704
  Annuity reserve units                --             --            --          2,662            --            240          3,600
  Unit value                 $     16.487   $     20.132    $   10.966    $    14.141   $    11.786   $     20.654    $    16.796
  Value in accumulation
     period                    15,921,360      7,422,716     1,353,216      5,426,944     4,308,298     24,767,529     16,287,577
  Annuity reserves                     --             --            --         37,644            --          4,948         60,474
                             ------------   ------------   ------------   -----------   -----------   ------------   -------------
                               15,921,360      7,422,716     1,353,216      5,464,588     4,308,298     24,772,477     16,348,051
                             ------------   ------------   ------------   -----------   -----------   ------------   -------------
Flexible Payment Deferred
   Annuity Contracts--New
   York:
  Units in accumulation
     period                       107,676         13,036         5,167         37,595        19,648        129,434         73,728
  Unit value                 $     14.594   $     17.228    $   10.831    $    13.006   $    11.244   $     15.311    $    13.546
                             ------------   ------------   ------------   -----------   -----------   ------------   -------------
                                1,571,417        224,591        55,965        488,973       220,912      1,981,813        998,684
                             ------------   ------------   ------------   -----------   -----------   ------------   -------------
Flexible Payment Deferred
   Annuity
   Contracts--Choice Plus:
  Units in accumulation
     period                       879,083        349,663            --             --       365,947      1,881,787        624,743
  Annuity reserve units               836             --            --             --            --          7,870            175
  Unit value                 $     12.302   $     13.999    $       --    $        --   $    10.662   $     12.109    $    11.600
  Value in accumulation
     period                    10,814,915      4,895,049            --             --     3,901,758     22,787,314      7,246,939
  Annuity reserves                 10,287             --            --             --            --         95,306          2,026
                             ------------   ------------   ------------   -----------   -----------   ------------   -------------
                               10,825,202      4,895,049            --             --     3,901,758     22,882,620      7,248,965
                             ------------   ------------   ------------   -----------   -----------   ------------   -------------
NET ASSETS                   $ 28,317,979   $ 12,542,356    $1,409,181    $ 5,953,561   $ 8,430,968   $ 49,636,910    $24,595,700
                             ------------   ------------   ------------   -----------   -----------   ------------   -------------
                             ------------   ------------   ------------   -----------   -----------   ------------   -------------

                             OCC             OCC
                             ACCUMULATION    ACCUMULATION
                             MANAGED         SMALL CAP
                             SUBACCOUNT      SUBACCOUNT
---------------------------
ASSETS
  Investments at
     Market--Affiliated
     (Cost $13,988,940)       $        --      $       --
  Investments at
     Market--Unaffiliated
     (Cost $471,403,945)       80,974,423       9,981,823
---------------------------  -------------   -------------
TOTAL ASSETS                   80,974,423       9,981,823
---------------------------
  Liability--Payable to
     Connecticut General
     Life Insurance Company         2,986             360
---------------------------  -------------   -------------
NET ASSETS                    $80,971,437      $9,981,463
---------------------------  -------------   -------------
                             -------------   -------------
Percent of net assets               14.56%           1.79%
---------------------------  -------------   -------------
                             -------------   -------------
NET ASSETS ARE REPRESENTED
Flexible Payment Deferred
   Annuity Contracts:
  Units in accumulation
     period                     3,020,234         403,497
  Annuity reserve units             2,387           3,290
  Unit value                  $    17.232      $   13.778
  Value in accumulation
     period                    52,043,659       5,559,369
  Annuity reserves                 41,130          45,335
                             -------------   -------------
                               52,084,789       5,604,704
                             -------------   -------------
Flexible Payment Deferred
   Annuity Contracts--New
   York:
  Units in accumulation
     period                       289,946          43,771
  Unit value                  $    14.560      $   11.425
                             -------------   -------------
                                4,221,696         500,088
                             -------------   -------------
Flexible Payment Deferred
   Annuity
   Contracts--Choice Plus:
  Units in accumulation
     period                     2,077,415         404,367
  Annuity reserve units             5,701              --
  Unit value                  $    11.840      $    9.587
  Value in accumulation
     period                    24,597,449       3,876,671
  Annuity reserves                 67,503              --
                             -------------   -------------
                               24,664,952       3,876,671
                             -------------   -------------
NET ASSETS                    $80,971,437      $9,981,463
                             -------------   -------------
                             -------------   -------------

                                                                          CGVA-5

CG VARIABLE ANNUITY SEPARATE ACCOUNT II
STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 1998

                                                       ALGER       ALGER
                                          ALGER        AMERICAN    AMERICAN
                                          AMERICAN     LEVERAGED   MIDCAP
                                          GROWTH       ALLCAP      GROWTH
                             COMBINED     SUBACCOUNT   SUBACCOUNT  SUBACCOUNT
-----------------------------------------------------------------------------
Net Investment Income
   (Loss):
  Dividends from investment
     income                  $ 6,244,133  $   101,683  $       --  $       --
  Dividends from net
     realized gains on
     investments              25,489,712    6,213,747     438,677   1,414,073
  Mortality and expense
     guarantees
    Flexible Payment
       Deferred Annuity
       Contracts              (3,846,387)    (406,026)   (106,061)   (172,058)
    Flexible Payment
       Deferred Annuity
       Contracts--New York      (299,913)     (31,704)     (6,543)    (15,660)
    Flexible Payment
       Deferred Annuity
      Contracts--ChoicePlus   (2,084,917)    (111,387)    (28,689)    (41,967)
---------------------------  -----------  -----------  ----------  ----------
NET INVESTMENT INCOME
   (LOSS)                     25,502,628    5,766,313     297,384   1,184,388
---------------------------
Net Realized and Unrealized
   Gain (Loss) on
   Investments:
  Net realized gain (loss)
     on investments            6,165,756      849,567     519,078     533,872
  Net change in unrealized
     appreciation or
     depreciation on
     investments              22,101,438    9,601,991   4,296,832   2,800,986
---------------------------  -----------  -----------  ----------  ----------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                28,267,194   10,451,558   4,815,910   3,334,858
---------------------------  -----------  -----------  ----------  ----------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   OPERATIONS                $53,769,822  $16,217,871  $5,113,294  $4,519,246
---------------------------  -----------  -----------  ----------  ----------
                             -----------  -----------  ----------  ----------

                             FIDELITY                        MFS
                             VIP III          MFS            GROWTH
                             GROWTH           EMERGING       WITH           MFS
                             OPPORTUNITIES    GROWTH         INCOME         RESEARCH
                             SUBACCOUNT       SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
----------------------------------------------------------------------------------------
Net Investment Income
   (Loss):
  Dividends from investment
     income                    $   49,718     $         --   $         --   $     10,498
  Dividends from net
     realized gains on
     investments                  172,830           37,407             --        137,662
  Mortality and expense
     guarantees
    Flexible Payment
       Deferred Annuity
       Contracts                       --               --             --             --
    Flexible Payment
       Deferred Annuity
       Contracts--New York             --               --             --             --
    Flexible Payment
       Deferred Annuity
      Contracts--ChoicePlus      (130,089)         (77,161)       (99,779)      (110,104)
---------------------------  --------------   ------------   ------------   ------------
NET INVESTMENT INCOME
   (LOSS)                          92,459          (39,754)       (99,779)        38,056
---------------------------
Net Realized and Unrealized
   Gain (Loss) on
   Investments:
  Net realized gain (loss)
     on investments                 3,602            9,821         (4,720)        (4,895)
  Net change in unrealized
     appreciation or
     depreciation on
     investments                2,008,851        1,644,644      1,362,439      1,402,150
---------------------------  --------------   ------------   ------------   ------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                  2,012,453        1,654,465      1,357,719      1,397,255
---------------------------  --------------   ------------   ------------   ------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   OPERATIONS                  $2,104,912     $  1,614,711   $  1,257,940   $  1,435,311
---------------------------  --------------   ------------   ------------   ------------
                             --------------   ------------   ------------   ------------

See accompanying notes.

CGVA-6

                                               CIGNA
                                               VARIABLE
                             ALGER             PRODUCT       FIDELITY      FIDELITY       FIDELITY                    FIDELITY
                             AMERICAN          GROUP         VIP           VIP            VIP           FIDELITY      VIP II
                             SMALL             MONEY         EQUITY-       HIGH           MONEY         VIP           ASSET
                             CAPITALIZATION    MARKET        INCOME        INCOME         MARKET        OVERSEAS      MANAGER
                             SUBACCOUNT        SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
Net Investment Income
   (Loss):
  Dividends from investment
     income                     $       --       $459,215    $   761,351   $  1,354,003     $613,202      $146,938      $201,996
  Dividends from net
     realized gains on
     investments                 2,612,457             --      2,709,512        860,356           --       433,080       605,990
  Mortality and expense
     guarantees
    Flexible Payment
       Deferred Annuity
       Contracts                  (197,281)            --       (605,577)      (173,866)    (143,869)      (61,609)      (79,884)
    Flexible Payment
       Deferred Annuity
       Contracts--New York         (20,120)            --        (45,927)        (9,341)      (7,824)       (4,606)       (7,914)
    Flexible Payment
       Deferred Annuity
      Contracts--ChoicePlus        (50,619)      (131,218)      (190,017)      (146,321)          --       (58,700)           --
---------------------------  ---------------   -----------   -----------   ------------   -----------   -----------   -----------
NET INVESTMENT INCOME
   (LOSS)                        2,344,437        327,997      2,629,342      1,884,831      461,509       455,103       720,188
---------------------------
Net Realized and Unrealized
   Gain (Loss) on
   Investments:
  Net realized gain (loss)
     on investments                317,421            (72)       834,499       (195,421)          (1)       62,657        86,366
  Net change in unrealized
     appreciation or
     depreciation on
     investments                   223,413             --      2,151,089     (3,556,111)          --       304,272        51,248
---------------------------  ---------------   -----------   -----------   ------------   -----------   -----------   -----------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                     540,834            (72)     2,985,588     (3,751,532)          (1)      366,929       137,614
---------------------------  ---------------   -----------   -----------   ------------   -----------   -----------   -----------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   OPERATIONS                   $2,885,271       $327,925    $ 5,614,930   $ (1,866,701)    $461,508      $822,032      $857,802
---------------------------  ---------------   -----------   -----------   ------------   -----------   -----------   -----------
                             ---------------   -----------   -----------   ------------   -----------   -----------   -----------


                                           FIDELITY
                             FIDELITY      VIP II
                             VIP II        INVESTMENT
                             CONTRA-       GRADE
                             FUND          BOND
                             SUBACCOUNT    SUBACCOUNT
---------------------------
Net Investment Income
   (Loss):
  Dividends from investment
     income                  $    14,387   $   547,081
  Dividends from net
     realized gains on
     investments                 105,844        64,897
  Mortality and expense
     guarantees
    Flexible Payment
       Deferred Annuity
       Contracts                      --      (127,118)
    Flexible Payment
       Deferred Annuity
       Contracts--New York            --        (4,315)
    Flexible Payment
       Deferred Annuity
      Contracts--ChoicePlus      (64,184)      (71,542)
---------------------------  -----------   -----------
NET INVESTMENT INCOME
   (LOSS)                         56,047       409,003
---------------------------
Net Realized and Unrealized
   Gain (Loss) on
   Investments:
  Net realized gain (loss)
     on investments                 (654)      101,804
  Net change in unrealized
     appreciation or
     depreciation on
     investments               1,220,746       579,542
---------------------------  -----------   -----------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                 1,220,092       681,346
---------------------------  -----------   -----------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   OPERATIONS                $ 1,276,139   $ 1,090,349
---------------------------  -----------   -----------
                             -----------   -----------

                                                                                        AMT                         OCC
                             MFS                           MFS                          LIMITED                     ACCUMULATION
                             TOTAL          MFS            WORLD          AMT           MATURITY      AMT           GLOBAL
                             RETURN         UTILITIES      GOVERNMENTS    BALANCED      BOND          PARTNERS      EQUITY
                             SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT    SUBACCOUNT
---------------------------------------------------------------------------------------------------------------------------------
Net Investment Income
   (Loss):
  Dividends from investment
     income                  $    313,828   $     97,120      $16,404       $124,764      $435,821    $   143,619     $  270,408
  Dividends from net
     realized gains on
     investments                  368,998        441,566           --        876,321            --      4,523,996        931,011
  Mortality and expense
     guarantees
    Flexible Payment
       Deferred Annuity
       Contracts                 (200,490)       (83,217)     (17,342)       (66,503)      (59,952)      (331,816)      (213,154)
    Flexible Payment
       Deferred Annuity
       Contracts--New York        (20,851)        (3,032)        (831)        (6,334)       (2,792)       (27,975)       (13,917)
    Flexible Payment
       Deferred Annuity
      Contracts--ChoicePlus       (93,067)       (34,300)          --             --       (36,775)      (231,684)       (68,905)
---------------------------  ------------   ------------   ------------   -----------   -----------   -----------   -------------
NET INVESTMENT INCOME
   (LOSS)                         368,418        418,137       (1,769)       928,248       336,302      4,076,140        905,443
---------------------------
Net Realized and Unrealized
   Gain (Loss) on
   Investments:
  Net realized gain (loss)
     on investments               504,960        301,771        4,069        (18,816)      (28,610)       378,711        446,613
  Net change in unrealized
     appreciation or
     depreciation on
     investments                1,561,968        710,907       86,671       (343,667)      (98,320)    (3,971,984)       921,900
---------------------------  ------------   ------------   ------------   -----------   -----------   -----------   -------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                  2,066,928      1,012,678       90,740       (362,483)     (126,930)    (3,593,273)     1,368,513
---------------------------  ------------   ------------   ------------   -----------   -----------   -----------   -------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   OPERATIONS                $  2,435,346   $  1,430,815      $88,971       $565,765      $209,372    $   482,867     $2,273,956
---------------------------  ------------   ------------   ------------   -----------   -----------   -----------   -------------
                             ------------   ------------   ------------   -----------   -----------   -----------   -------------


                             OCC             OCC
                             ACCUMULATION    ACCUMULATION
                             MANAGED         SMALL CAP
                             SUBACCOUNT      SUBACCOUNT
---------------------------
Net Investment Income
   (Loss):
  Dividends from investment
     income                    $  550,957     $    31,140
  Dividends from net
     realized gains on
     investments                2,201,262         340,026
  Mortality and expense
     guarantees
    Flexible Payment
       Deferred Annuity
       Contracts                 (719,666)        (80,898)
    Flexible Payment
       Deferred Annuity
       Contracts--New York        (62,636)         (7,591)
    Flexible Payment
       Deferred Annuity
      Contracts--ChoicePlus      (267,144)        (41,265)
---------------------------  -------------   -------------
NET INVESTMENT INCOME
   (LOSS)                       1,702,773         241,412
---------------------------
Net Realized and Unrealized
   Gain (Loss) on
   Investments:
  Net realized gain (loss)
     on investments             1,388,482          75,652
  Net change in unrealized
     appreciation or
     depreciation on
     investments                  538,181      (1,396,310)
---------------------------  -------------   -------------
NET REALIZED AND UNREALIZED
   GAIN (LOSS) ON
   INVESTMENTS                  1,926,663      (1,320,658)
---------------------------  -------------   -------------
NET INCREASE IN NET ASSETS
   RESULTING FROM
   OPERATIONS                  $3,629,436     $(1,079,246)
---------------------------  -------------   -------------
                             -------------   -------------

                                                                          CGVA-7

CG VARIABLE ANNUITY SEPARATE ACCOUNT II
STATEMENT OF CHANGES IN NET ASSETS
YEARS ENDED DECEMBER 31, 1997 AND 1998


                                                        ALGER        ALGER
                                           ALGER        AMERICAN     AMERICAN
                                           AMERICAN     LEVERAGED    MIDCAP
                                           GROWTH       ALLCAP       GROWTH
                             COMBINED      SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
--------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1,
   1997                      $179,141,096  $18,174,849  $ 5,583,768  $ 9,575,698
---------------------------
Changes From Operations:
  Net investment income
     (loss)                     6,720,186     (112,868)     (94,488)      13,231
  Net realized gain (loss)
     on investments               (88,155)       1,540       19,106       24,882
  Net change in unrealized
     appreciation or
     depreciation on
     investments               36,870,405    5,050,728    1,153,622    1,532,602
---------------------------  ------------  -----------  -----------  -----------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS             43,502,436    4,939,400    1,078,240    1,570,715
---------------------------
Change From Unit
   Transactions:
  Participant deposits        139,390,683    5,337,526    1,537,063    2,637,168
  Participant transfers        21,585,744    3,181,343      280,882    2,087,535
  Participant withdrawals
     and annuity payments     (12,024,127)    (824,870)    (226,287)    (472,429)
---------------------------  ------------  -----------  -----------  -----------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS     148,952,300    7,693,999    1,591,658    4,252,274
---------------------------  ------------  -----------  -----------  -----------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS              192,454,736   12,633,399    2,669,898    5,822,989
---------------------------  ------------  -----------  -----------  -----------
NET ASSETS AT DECEMBER 31,
   1997                       371,595,832   30,808,248    8,253,666   15,398,687
---------------------------
Changes From Operations:
  Net investment income
     (loss)                    25,502,628    5,766,313      297,384    1,184,388
  Net realized gain (loss)
     on investments             6,165,756      849,567      519,078      533,872
  Net change in unrealized
     appreciation or
     depreciation on
     investments               22,101,438    9,601,991    4,296,832    2,800,986
---------------------------  ------------  -----------  -----------  -----------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS             53,769,822   16,217,871    5,113,294    4,519,246
---------------------------
  Change From Unit
     Transactions:
    Participant deposits      124,123,428    4,243,005    1,138,499    1,668,323
    Participant transfers      45,038,567    7,119,047    2,133,774    1,075,188
    Participant withdrawals
       and annuity payments   (38,375,936)  (2,421,522)    (613,088)  (1,762,927)
---------------------------  ------------  -----------  -----------  -----------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS     130,786,059    8,940,530    2,659,185      980,584
---------------------------  ------------  -----------  -----------  -----------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS              184,555,881   25,158,401    7,772,479    5,499,830
---------------------------  ------------  -----------  -----------  -----------
NET ASSETS AT DECEMBER 31,
   1998                      $556,151,713  $55,966,649  $16,026,145  $20,898,517
---------------------------  ------------  -----------  -----------  -----------
                             ------------  -----------  -----------  -----------

See accompanying notes.

CGVA-8

                                               CIGNA
                                               VARIABLE
                             ALGER             PRODUCT         FIDELITY        FIDELITY        FIDELITY
                             AMERICAN          GROUP           VIP             VIP             VIP             FIDELITY
                             SMALL             MONEY           EQUITY-         HIGH            MONEY           VIP
                             CAPITALIZATION    MARKET          INCOME          INCOME          MARKET          OVERSEAS
                             SUBACCOUNT        SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT      SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1,
   1997                        $14,394,067     $          --   $  28,183,257   $   4,883,390   $  10,602,830   $   1,894,609
---------------------------
Changes From Operations:
  Net investment income
     (loss)                        369,419            68,333       2,492,080         309,422         574,867         140,611
  Net realized gain (loss)
     on investments                (93,004)               --         (10,861)        (12,799)             --          (3,004)
  Net change in unrealized
     appreciation or
     depreciation on
     investments                 1,272,653                --       6,563,776       1,259,396              --          38,849
---------------------------  ---------------   -------------   -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS               1,549,068            68,333       9,044,995       1,556,019         574,867         176,456
---------------------------
Change From Unit
   Transactions:
  Participant deposits           3,430,738        26,057,549       9,877,589       7,265,778      25,555,964       2,765,425
  Participant transfers          1,351,675       (19,218,746)      7,616,249       4,195,306     (23,453,172)      2,324,012
  Participant withdrawals
     and annuity payments         (593,283)          (37,520)     (1,991,191)       (375,923)     (1,704,916)       (162,622)
---------------------------  ---------------   -------------   -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS        4,189,130         6,801,283      15,502,647      11,085,161         397,876       4,926,815
---------------------------  ---------------   -------------   -------------   -------------   -------------   -------------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS                 5,738,198         6,869,616      24,547,642      12,641,180         972,743       5,103,271
---------------------------  ---------------   -------------   -------------   -------------   -------------   -------------
NET ASSETS AT DECEMBER 31,
   1997                         20,132,265         6,869,616      52,730,899      17,524,570      11,575,573       6,997,880
---------------------------
Changes From Operations:
  Net investment income
     (loss)                      2,344,437           327,997       2,629,342       1,884,831         461,509         455,103
  Net realized gain (loss)
     on investments                317,421               (72)        834,499        (195,421)             (1)         62,657
  Net change in unrealized
     appreciation or
     depreciation on
     investments                   223,413                --       2,151,089      (3,556,111)             --         304,272
---------------------------  ---------------   -------------   -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS               2,885,271           327,925       5,614,930      (1,866,701)        461,508         822,032
---------------------------
  Change From Unit
     Transactions:
    Participant deposits         1,331,496        52,260,316       8,177,520       6,134,472       1,303,616       1,381,392
    Participant transfers           (7,454)      (44,591,131)      9,051,378       6,934,124       8,306,607       2,160,315
    Participant withdrawals
       and annuity payments     (1,502,331)         (879,560)     (4,894,167)     (1,179,564)     (9,251,680)       (317,466)
---------------------------  ---------------   -------------   -------------   -------------   -------------   -------------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS         (178,289)        6,789,625      12,334,731      11,889,032         358,543       3,224,241
---------------------------  ---------------   -------------   -------------   -------------   -------------   -------------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS                 2,706,982         7,117,550      17,949,661      10,022,331         820,051       4,046,273
---------------------------  ---------------   -------------   -------------   -------------   -------------   -------------
NET ASSETS AT DECEMBER 31,
   1998                        $22,839,247     $  13,987,166   $  70,680,560   $  27,546,901   $  12,395,624   $  11,044,153
---------------------------  ---------------   -------------   -------------   -------------   -------------   -------------
                             ---------------   -------------   -------------   -------------   -------------   -------------


                                                           FIDELITY
                             FIDELITY       FIDELITY       VIP II
                             VIP II         VIP II         INVESTMENT
                             ASSET          CONTRA-        GRADE
                             MANAGER        FUND           BOND
                             SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
---------------------------
NET ASSETS AT JANUARY 1,
   1997                      $  4,203,610    $       --    $  5,840,585
---------------------------
Changes From Operations:
  Net investment income
     (loss)                       510,252        (5,782)        256,473
  Net realized gain (loss)
     on investments                 5,306           (17)          2,025
  Net change in unrealized
     appreciation or
     depreciation on
     investments                  492,627        41,006         368,703
---------------------------  ------------   ------------   ------------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS              1,008,185        35,207         627,201
---------------------------
Change From Unit
   Transactions:
  Participant deposits            999,019     1,155,144       2,794,038
  Participant transfers           810,077       547,974       2,142,175
  Participant withdrawals
     and annuity payments        (355,632)      (27,303)       (316,736)
---------------------------  ------------   ------------   ------------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS       1,453,464     1,675,815       4,619,477
---------------------------  ------------   ------------   ------------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS                2,461,649     1,711,022       5,246,678
---------------------------  ------------   ------------   ------------
NET ASSETS AT DECEMBER 31,
   1997                         6,665,259     1,711,022      11,087,263
---------------------------
Changes From Operations:
  Net investment income
     (loss)                       720,188        56,047         409,003
  Net realized gain (loss)
     on investments                86,366          (654)        101,804
  Net change in unrealized
     appreciation or
     depreciation on
     investments                   51,248     1,220,746         579,542
---------------------------  ------------   ------------   ------------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS                857,802     1,276,139       1,090,349
---------------------------
  Change From Unit
     Transactions:
    Participant deposits           86,128     2,246,083       3,491,583
    Participant transfers         263,014     2,878,757       4,235,316
    Participant withdrawals
       and annuity payments      (791,982)     (153,078)     (1,191,621)
---------------------------  ------------   ------------   ------------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS        (442,840)    4,971,762       6,535,278
---------------------------  ------------   ------------   ------------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS                  414,962     6,247,901       7,625,627
---------------------------  ------------   ------------   ------------
NET ASSETS AT DECEMBER 31,
   1998                      $  7,080,221    $7,958,923    $ 18,712,890
---------------------------  ------------   ------------   ------------
                             ------------   ------------   ------------

                                                                          CGVA-9

CG VARIABLE ANNUITY SEPARATE ACCOUNT II
STATEMENT OF CHANGES IN NET ASSETS (CONTINUED)
YEARS ENDED DECEMBER 31, 1997 AND 1998


                             FIDELITY                     MFS
                             VIP III        MFS           GROWTH
                             GROWTH         EMERGING      WITH           MFS
                             OPPORTUNITIES  GROWTH        INCOME         RESEARCH
                             SUBACCOUNT     SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
-------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1,
   1997                      $         --   $        --   $         --   $         --
---------------------------
Changes From Operations:
  Net investment income
     (loss)                       (12,362)       (6,875)        52,057        (11,215)
  Net realized gain (loss)
     on investments                    57         1,644            (98)         1,277
  Net change in unrealized
     appreciation or
     depreciation on
     investments                  165,241        24,778         43,425         20,550
---------------------------  ------------   -----------   ------------   ------------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS                152,936        19,547         95,384         10,612
---------------------------
Change From Unit
   Transactions:
  Participant deposits          2,597,161     1,299,509      1,387,817      2,361,107
  Participant transfers         1,101,690       849,791      1,287,747      1,353,004
  Participant withdrawals
     and annuity payments         (20,299)      (49,758)        (6,492)       (45,052)
---------------------------  ------------   -----------   ------------   ------------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS       3,678,552     2,099,542      2,669,072      3,669,059
---------------------------  ------------   -----------   ------------   ------------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS                3,831,488     2,119,089      2,764,456      3,679,671
---------------------------  ------------   -----------   ------------   ------------
NET ASSETS AT DECEMBER 31,
   1997                         3,831,488     2,119,089      2,764,456      3,679,671
---------------------------
Changes From Operations:
  Net investment income
     (loss)                        92,459       (39,754)       (99,779)        38,056
  Net realized gain (loss)
     on investments                 3,602         9,821         (4,720)        (4,895)
  Net change in unrealized
     appreciation or
     depreciation on
     investments                2,008,851     1,644,644      1,362,439      1,402,150
---------------------------  ------------   -----------   ------------   ------------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS              2,104,912     1,614,711      1,257,940      1,435,311
---------------------------
  Change From Unit
     Transactions:
    Participant deposits        4,527,755     2,115,172      3,885,777      3,221,455
    Participant transfers       5,295,213     3,869,151      4,402,535      3,922,529
    Participant withdrawals
       and annuity payments      (373,273)      (96,042)      (248,882)      (153,806)
---------------------------  ------------   -----------   ------------   ------------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS       9,449,695     5,888,281      8,039,430      6,990,178
---------------------------  ------------   -----------   ------------   ------------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS               11,554,607     7,502,992      9,297,370      8,425,489
---------------------------  ------------   -----------   ------------   ------------
NET ASSETS AT DECEMBER 31,
   1998                      $ 15,386,095   $ 9,622,081   $ 12,061,826   $ 12,105,160
---------------------------  ------------   -----------   ------------   ------------
                             ------------   -----------   ------------   ------------

See accompanying notes.

CGVA-10

                                                                                        AMT                          OCC
                             MFS                           MFS                          LIMITED                      ACCUMULATION
                             TOTAL          MFS            WORLD          AMT           MATURITY      AMT            GLOBAL
                             RETURN         UTILITIES      GOVERNMENTS    BALANCED      BOND          PARTNERS       EQUITY
                             SUBACCOUNT     SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT    SUBACCOUNT     SUBACCOUNT
----------------------------------------------------------------------------------------------------------------------------------
NET ASSETS AT JANUARY 1,
   1997                      $  8,702,389   $  2,791,807    $1,507,463    $ 3,365,177   $ 3,663,477   $  9,696,541    $10,194,411
---------------------------
Changes From Operations:
  Net investment income
     (loss)                      (190,114)       (57,968)       13,881        163,663       165,005        302,506        752,836
  Net realized gain (loss)
     on investments                 3,460          2,162        (1,993)         8,894         1,260        (36,279)        (3,225)
  Net change in unrealized
     appreciation or
     depreciation on
     investments                2,716,983      1,313,374       (47,665)       507,948        92,716      4,735,263        718,584
---------------------------  ------------   ------------   ------------   -----------   -----------   ------------   -------------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS              2,530,329      1,257,568       (35,777)       680,505       258,981      5,001,490      1,468,195
---------------------------
Change From Unit
   Transactions:
  Participant deposits          4,951,791        697,454       205,485        794,039     1,839,438     10,686,060      4,406,191
  Participant transfers         3,826,468      1,697,348      (228,367)       772,497     1,058,558      9,775,496      3,352,013
  Participant withdrawals
     and annuity payments        (589,750)      (192,307)      (35,414)      (201,295)     (183,646)      (738,005)      (555,871)
---------------------------  ------------   ------------   ------------   -----------   -----------   ------------   -------------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS       8,188,509      2,202,495       (58,296)     1,365,241     2,714,350     19,723,551      7,202,333
---------------------------  ------------   ------------   ------------   -----------   -----------   ------------   -------------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS               10,718,838      3,460,063       (94,073)     2,045,746     2,973,331     24,725,041      8,670,528
---------------------------  ------------   ------------   ------------   -----------   -----------   ------------   -------------
NET ASSETS AT DECEMBER 31,
   1997                        19,421,227      6,251,870     1,413,390      5,410,923     6,636,808     34,421,582     18,864,939
---------------------------
Changes From Operations:
  Net investment income
     (loss)                       368,418        418,137        (1,769)       928,248       336,302      4,076,140        905,443
  Net realized gain (loss)
     on investments               504,960        301,771         4,069        (18,816)      (28,610)       378,711        446,613
  Net change in unrealized
     appreciation or
     depreciation on
     investments                1,561,968        710,907        86,671       (343,667)      (98,320)    (3,971,984)       921,900
---------------------------  ------------   ------------   ------------   -----------   -----------   ------------   -------------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS              2,435,346      1,430,815        88,971        565,765       209,372        482,867      2,273,956
---------------------------
  Change From Unit
     Transactions:
    Participant deposits        3,556,899      2,344,337        31,666        118,208     1,474,693      9,588,418      2,719,666
    Participant transfers       3,828,482      3,114,436       (21,959)       368,929       713,698      8,048,014      1,994,951
    Participant withdrawals
       and annuity payments      (923,975)      (599,102)     (102,887)      (510,264)     (603,603)    (2,903,971)    (1,257,812)
---------------------------  ------------   ------------   ------------   -----------   -----------   ------------   -------------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS       6,461,406      4,859,671       (93,180)       (23,127)    1,584,788     14,732,461      3,456,805
---------------------------  ------------   ------------   ------------   -----------   -----------   ------------   -------------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS                8,896,752      6,290,486        (4,209)       542,638     1,794,160     15,215,328      5,730,761
---------------------------  ------------   ------------   ------------   -----------   -----------   ------------   -------------
NET ASSETS AT DECEMBER 31,
   1998                      $ 28,317,979   $ 12,542,356    $1,409,181    $ 5,953,561   $ 8,430,968   $ 49,636,910    $24,595,700
---------------------------  ------------   ------------   ------------   -----------   -----------   ------------   -------------
                             ------------   ------------   ------------   -----------   -----------   ------------   -------------


                             OCC             OCC
                             ACCUMULATION    ACCUMULATION
                             MANAGED         SMALL CAP
                             SUBACCOUNT      SUBACCOUNT
---------------------------
NET ASSETS AT JANUARY 1,
   1997                       $33,126,842      $2,756,326
---------------------------
Changes From Operations:
  Net investment income
     (loss)                       942,380          84,842
  Net realized gain (loss)
     on investments                   473           1,039
  Net change in unrealized
     appreciation or
     depreciation on
     investments                7,959,980         845,266
---------------------------  -------------   -------------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS              8,902,833         931,147
---------------------------
Change From Unit
   Transactions:
  Participant deposits         16,196,357       2,555,273
  Participant transfers        11,795,604       3,078,585
  Participant withdrawals
     and annuity payments      (2,062,412)       (255,114)
---------------------------  -------------   -------------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS      25,929,549       5,378,744
---------------------------  -------------   -------------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS               34,832,382       6,309,891
---------------------------  -------------   -------------
NET ASSETS AT DECEMBER 31,
   1997                        67,959,224       9,066,217
---------------------------
Changes From Operations:
  Net investment income
     (loss)                     1,702,773         241,412
  Net realized gain (loss)
     on investments             1,388,482          75,652
  Net change in unrealized
     appreciation or
     depreciation on
     investments                  538,181      (1,396,310)
---------------------------  -------------   -------------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM OPERATIONS              3,629,436      (1,079,246)
---------------------------
  Change From Unit
     Transactions:
    Participant deposits        5,807,000       1,269,949
    Participant transfers       8,762,516       1,181,137
    Participant withdrawals
       and annuity payments    (5,186,739)       (456,594)
---------------------------  -------------   -------------
NET INCREASE (DECREASE) IN
   NET ASSETS RESULTING
   FROM UNIT TRANSACTIONS       9,382,777       1,994,492
---------------------------  -------------   -------------
TOTAL INCREASE (DECREASE)
   IN NET ASSETS               13,012,213         915,246
---------------------------  -------------   -------------
NET ASSETS AT DECEMBER 31,
   1998                       $80,971,437      $9,981,463
---------------------------  -------------   -------------
                             -------------   -------------

                                                                         CGVA-11

CG VARIABLE ANNUITY SEPARATE ACCOUNT II

NOTES TO FINANCIAL STATEMENTS

1.  ACCOUNTING POLICIES & ACCOUNT INFORMATION

    THE ACCOUNT:

    CG Variable Annuity Separate Account II (the Variable Account) is a segregated investment account of Connecticut General Life Insurance Company (CG Life) and is registered as a unit investment trust with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended. The operations of the Variable Account are part of the operations of CG Life. The assets and liabilities of the Variable Account are clearly identified and distinguished from other assets and liabilities of CG Life. The assets of the Variable Account are owned by CG Life and are not available to meet the general obligations of CG Life are held for the exclusive benefit of the participants.



    Effective January 1, 1998, CG Life contracted the administrative servicing obligations to its individual variable annuity business to The Lincoln National Life Insurance Company (Lincoln Life) and Lincoln Life & Annuity Company of New York (LLANY). Although CG Life is responsible for all policy terms and conditions, Lincoln Life and LLANY are responsible for servicing the individual annuity contracts, including the payment of benefits, oversight of investment management and contract administration.


    BASIS OF PRESENTATION:
    The accompanying financial statements have been prepared in accordance with generally accepted accounting principles for unit investment trusts.

    INVESTMENTS:

    The assets of the Variable Account are divided into variable sub-accounts each of which is invested in shares of one of twenty five portfolios of eight diversified open-end management investment companies, each portfolio with its own investment objective. The variable sub-accounts are:


    Alger American Fund:
      Alger American Growth Portfolio
      Alger American Leveraged AllCap Portfolio
      Alger American MidCap Growth Portfolio
      Alger American Small Capitalization Portfolio

    CIGNA Variable Products Group:
      CIGNA Variable Products Group Money Market

    Fidelity Variable Insurance Products Fund:
      Fidelity VIP Equity-Income Portfolio
      Fidelity VIP High Income Portfolio
      Fidelity VIP Money Market Portfolio
      Fidelity VIP Overseas Portfolio

    Fidelity Variable Insurance Products Fund II:
      Fidelity VIP II Asset Manager Portfolio
      Fidelity VIP II Contra-Fund Portfolio
      Fidelity VIP II Investment Grade Bond Portfolio

    Fidelity Variable Insurance Products Fund III:
      Fidelity VIP III Growth Opportunities Portfolio

    MFS Variable Insurance Trust:
      MFS Emerging Growth Series
      MFS Growth with Income Series
      MFS Research Series
      MFS Total Return Series
      MFS Utilities Series
      MFS World Governments Series

    Neuberger & Berman Advisers Management Trust:
      AMT Balanced Portfolio
      AMT Limited Maturity Bond Portfolio
      AMT Partners Portfolio

    OCC Accumulation Trust:
      OCC Accumulation Global Equity Portfolio
      OCC Accumulation Managed Portfolio
      OCC Accumulation Small Cap Portfolio

    Investments in the variable sub-accounts are stated at the closing net asset value per share on December 31, 1998, which approximates fair value. The difference between cost and fair value is reflected as unrealized appreciation and depreciation of investments.

    Investment transactions are accounted for on a trade date basis. The cost of investments sold is determined by the average cost method.

    DIVIDENDS:
    Dividends paid to the Variable Account are automatically reinvested in shares of the variable sub-accounts on the payable date. Dividend income is recorded on the ex-dividend date.

    FEDERAL INCOME TAXES:
    Operations of the Variable Account form a part of and are taxed with operations of CG Life, which is taxed as a "life insurance company" under the Internal Revenue Code. The Variable Account will not be taxed as a regulated investment company under Subchapter M of the Internal Revenue Code.

CGVA-12

CG VARIABLE ANNUITY SEPARATE ACCOUNT II

1.  ACCOUNTING POLICIES & ACCOUNT INFORMATION (CONTINUED)
    Using current federal income tax law, no federal income taxes are payable with respect to the Variable Account's net investment income and the net realized gain on investments.

    ANNUITY RESERVES:
    The amount of annuity reserves is determined by the actuarial assumptions which meet statutory requirements. Gains or losses resulting from the actuarial mortality experience, the responsibility of which is assumed by CG Life, are offset by transfers to or from CG Life.

2.  MORTALITY AND EXPENSE GUARANTEES & OTHER TRANSACTIONS WITH AFFILIATES
    CG Life assumes the risk that annuitants may live longer than expected and also assumes a mortality risk in connection with the death benefits of the contract. CG Life also assumes a risk that its actual administrative expenses may be higher than amounts deducted for such expenses. For all contracts sold after April 30, 1997, CG Life charges each variable sub-account the daily equivalent of 1.25%, on an annual basis, of the current value of each sub-account's assets for the assumption of these risks. All contracts sold before May 1, 1997, with the exception of contracts sold in the state of New York from May 1, 1996 to April 30, 1997 (1.25% annual fee), have an annual fee of 1.20% for mortality and expense risks.

    CG Life also deducts a daily administrative fee from assets of each variable sub-account as partial reimbursement for administrative expenses relating to the issuance and maintenance of the contract and the participant's annuity account. For all contracts sold after April 30, 1997, this charge is at an effective rate of .15%. All contracts sold before May 1, 1997, with the exception of contracts sold in the state of New York from May 1, 1996 to April 30, 1997 (.15% annual fee), have an effective rate of .10%.

    As partial compensation for administrative services provided, CG Life additionally receives a $35 ($30 on New York contracts) annuity account fee per year from each contract. This charge is deducted from the fixed or variable sub-account of the participant or on a pro-rata basis from two or more fixed or variable sub-accounts in relation to their values under the contract. Fixed sub-accounts are part of the general account of Lincoln Life and are not included in the financial statements. The annuity account fee will be waived for any contract year in which the annuity account value equals or exceeds $100,000 as of the last valuation date of the contract year. Annuity account fees for the variable sub-accounts of $125,442 were deducted for the year ended December 31, 1998.

    For contracts sold prior to May 1, 1997 (excluding contracts sold in the state of New York where the optional death benefit was not available), the participants could have, for an additional charge, selected an optional death benefit (optional death benefit fee). The optional death benefit fee will be deducted from the participant's fixed or variable sub-account or on a pro-rata basis from two or more fixed or variable sub-accounts in relation to their values under the contract on the date of each contract anniversary. The optional death benefit fees for the variable sub-accounts were $8,233 for the year ended December 31, 1998.

    Under certain circumstances, CG Life reserves the right to charge a transfer fee of up to $10 for transfers between sub-accounts. No transfer fees were deducted for the year ended December 31, 1998.

    No deduction for sales charges is made from the premium payment. However, if a cash withdrawal is made, a withdrawal charge (contingent deferred sales charge) may be assessed by CG Life. The withdrawal charge, if assessed, varies from 0-7% depending upon the duration of each contract deposit. The withdrawal charge is deducted from withdrawal proceeds for full withdrawals and reduces the remaining account value for partial withdrawals. These charges are paid to CG Life as reimbursement for services provided. These services include commissions paid to sales personnel, the cost associated with preparation of sales literature and other promotional costs and acquisition expenses. Withdrawal charges paid to CG Life for the variable sub-accounts for the year ended December 31, 1998 were $646,022.

                                                                         CGVA-13

CG VARIABLE ANNUITY SEPARATE ACCOUNT II

3.  NET ASSETS
    The following is a summary of net assets owned at December
    31, 1998.

                                                        ALGER        ALGER        ALGER
                                           ALGER        AMERICAN     AMERICAN     AMERICAN
                                           AMERICAN     LEVERAGED    MIDCAP       SMALL
                                           GROWTH       ALLCAP       GROWTH       CAPITALIZATION
                             COMBINED      SUBACCOUNT   SUBACCOUNT   SUBACCOUNT   SUBACCOUNT
-------------------------------------------------------------------------------------------------
Accumulation units           $445,734,139  $33,599,392  $ 9,624,564  $14,490,166    $18,521,671
Accumulated net investment
   income                      33,663,166    5,744,546      181,987    1,212,143      2,614,169
Accumulated net realized
   gain (loss) on
   investments                  5,973,739      842,409      516,341      553,557        193,115
---------------------------
NET UNREALIZED APPRECIATION
   (DEPRECIATION) ON
   INVESTMENTS                 70,780,669   15,780,302    5,703,253    4,642,651      1,510,292
---------------------------  ------------  -----------  -----------  -----------  ---------------
                             $556,151,713  $55,966,649  $16,026,145  $20,898,517    $22,839,247
                             ------------  -----------  -----------  -----------  ---------------
                             ------------  -----------  -----------  -----------  ---------------

                             FIDELITY
                             VIP III          MFS           MFS                           MFS
                             GROWTH           EMERGING      GROWTH WITH    MFS            TOTAL
                             OPPORTUNITIES    GROWTH        INCOME         RESEARCH       RETURN
                             SUBACCOUNT       SUBACCOUNT    SUBACCOUNT     SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------
Accumulation units             $13,128,247    $ 7,987,823   $ 10,708,502   $ 10,659,237   $ 22,663,503
Accumulated net investment
   income                           80,097        (46,629)       (47,722)        26,841        361,860
Accumulated net realized
   gain (loss) on
   investments                       3,659         11,465         (4,818)        (3,618)       511,389
---------------------------
NET UNREALIZED APPRECIATION
   (DEPRECIATION) ON
   INVESTMENTS                   2,174,092      1,669,422      1,405,864      1,422,700      4,781,227
---------------------------  --------------   -----------   ------------   ------------   ------------
                               $15,386,095    $ 9,622,081   $ 12,061,826   $ 12,105,160   $ 28,317,979
                             --------------   -----------   ------------   ------------   ------------
                             --------------   -----------   ------------   ------------   ------------

CGVA-14

                             CIGNA
                             VARIABLE        FIDELITY
                             PRODUCT         VIP            FIDELITY       FIDELITY        FIDELITY       FIDELITY
                             GROUP           EQUITY-        VIP            VIP             VIP            VIP II
                             MONEY MARKET    INCOME         HIGH INCOME    MONEY MARKET    OVERSEAS       ASSET MANAGER
                             SUBACCOUNT      SUBACCOUNT     SUBACCOUNT     SUBACCOUNT      SUBACCOUNT     SUBACCOUNT
------------------------------------------------------------------------------------------------------------------------
Accumulation units            $13,590,908    $ 53,537,215   $ 27,680,201    $10,780,984    $  9,986,645     $4,851,683
Accumulated net investment
   income                         396,330       5,273,695      2,174,954      1,614,641         590,407      1,248,426
Accumulated net realized
   gain (loss) on
   investments                        (72)        826,319       (208,461)            (1)         59,821         91,130
---------------------------
NET UNREALIZED APPRECIATION
   (DEPRECIATION) ON
   INVESTMENTS                         --      11,043,331     (2,099,793)            --         407,280        888,982
---------------------------  -------------   ------------   ------------   -------------   ------------   --------------
                              $13,987,166    $ 70,680,560   $ 27,546,901    $12,395,624    $ 11,044,153     $7,080,221
                             -------------   ------------   ------------   -------------   ------------   --------------
                             -------------   ------------   ------------   -------------   ------------   --------------


                                            FIDELITY
                             FIDELITY       VIP II
                             VIP II         INVESTMENT
                             CONTRA-FUND    GRADE BOND
                             SUBACCOUNT     SUBACCOUNT
---------------------------
Accumulation units            $6,647,577    $ 16,833,463
Accumulated net investment
   income                         50,265         707,991
Accumulated net realized
   gain (loss) on
   investments                      (671)         64,444
---------------------------
NET UNREALIZED APPRECIATION
   (DEPRECIATION) ON
   INVESTMENTS                 1,261,752       1,106,992
---------------------------  ------------   ------------
                              $7,958,923    $ 18,712,890
                             ------------   ------------
                             ------------   ------------

                                            MFS                          AMT                              OCC
                             MFS            WORLD          AMT           LIMITED          AMT             ACCUMULATION
                             UTILITIES      GOVERNMENTS    BALANCED      MATURITY BOND    PARTNERS        GLOBAL EQUITY
                             SUBACCOUNT     SUBACCOUNT     SUBACCOUNT    SUBACCOUNT       SUBACCOUNT      SUBACCOUNT
-----------------------------------------------------------------------------------------------------------------------
Accumulation units           $  9,509,690    $1,297,843    $ 4,577,415     $7,845,933     $  42,810,505    $20,058,993
Accumulated net investment
   income                         596,984        30,634      1,248,409        580,060         4,397,477      1,704,940
Accumulated net realized
   gain (loss) on
   investments                    303,624         2,179         (9,021)       (27,213)          340,365        441,290
---------------------------
NET UNREALIZED APPRECIATION
   (DEPRECIATION) ON
   INVESTMENTS                  2,132,058        78,525        136,758         32,188         2,088,563      2,390,477
---------------------------  ------------   ------------   -----------   --------------   -------------   -------------
                             $ 12,542,356    $1,409,181    $ 5,953,561     $8,430,968     $  49,636,910    $24,595,700
                             ------------   ------------   -----------   --------------   -------------   -------------
                             ------------   ------------   -----------   --------------   -------------   -------------

                             OCC             OCC
                             ACCUMULATION    ACCUMULATION
                             MANAGED         SMALLCAP
                             SUBACCOUNT      SUBACCOUNT
---------------------------
Accumulation units            $64,481,839      $9,860,140
Accumulated net investment
   income                       2,580,633         340,028
Accumulated net realized
   gain (loss) on
   investments                  1,390,030          76,477
---------------------------
NET UNREALIZED APPRECIATION
   (DEPRECIATION) ON
   INVESTMENTS                 12,518,935        (295,182)
---------------------------  -------------   -------------
                              $80,971,437      $9,981,463
                             -------------   -------------
                             -------------   -------------

                                                                         CGVA-15

CG VARIABLE ANNUITY SEPARATE ACCOUNT II

4.  PURCHASES AND SALES OF INVESTMENTS

    The aggregate cost of investments purchased and the aggregate proceeds from investments sold were as follows for 1998.

                                                                        AGGREGATE      AGGREGATE
                                                                        COST OF        PROCEEDS
                                                                        PURCHASES      FROM SALES
                                                                        ----------------------------
Alger American Growth Portfolio                                         $  19,041,150  $   4,332,263
 ---------------------------------------------------------------------
Alger American Leveraged AllCap Portfolio                                   5,425,301      2,468,146
 ---------------------------------------------------------------------
Alger American MidCap Growth Portfolio                                      5,823,255      3,657,532
 ---------------------------------------------------------------------
Alger American Small Capitalization Portfolio                               7,301,952      5,134,985
 ---------------------------------------------------------------------
CIGNA Variable Products Group Money Market                                 34,795,532     27,676,136
 ---------------------------------------------------------------------
Fidelity VIP Equity-Income Portfolio                                       22,281,006      7,314,348
 ---------------------------------------------------------------------
Fidelity VIP High Income Portfolio                                         16,563,907      2,789,019
 ---------------------------------------------------------------------
Fidelity VIP Money Market Portfolio                                        23,249,073     22,428,523
 ---------------------------------------------------------------------
Fidelity VIP Overseas Portfolio                                             5,874,677      2,194,921
 ---------------------------------------------------------------------
Fidelity VIP II Asset Manager Portfolio                                     1,299,126      1,021,521
 ---------------------------------------------------------------------
Fidelity VIP II Contra-Fund Portfolio                                       5,237,568        209,456
 ---------------------------------------------------------------------
Fidelity VIP II Investment Grade Bond Portfolio                             9,717,341      2,772,363
 ---------------------------------------------------------------------
Fidelity VIP III Growth Opportunities Portfolio                             9,850,085        307,338
 ---------------------------------------------------------------------
MFS Emerging Growth Series                                                  6,218,392        369,496
 ---------------------------------------------------------------------
MFS Growth with Income Series                                               8,232,161        292,047
 ---------------------------------------------------------------------
MFS Research Series                                                         7,431,827        403,129
 ---------------------------------------------------------------------
MFS Total Return Series                                                     9,956,245      3,125,381
 ---------------------------------------------------------------------
MFS Utilities Series                                                        6,966,777      1,688,493
 ---------------------------------------------------------------------
MFS World Governments Series                                                  176,686        271,579
 ---------------------------------------------------------------------
AMT Balanced Portfolio                                                      1,710,146        804,814
 ---------------------------------------------------------------------
AMT Limited Maturity Bond Portfolio                                         4,780,643      2,859,223
 ---------------------------------------------------------------------
AMT Partner Portfolio                                                      27,804,044      8,993,606
 ---------------------------------------------------------------------
OCC Accumulation Global Equity Portfolio                                    7,570,243      3,210,659
 ---------------------------------------------------------------------
OCC Accumulation Managed Portfolio                                         20,900,683      9,812,146
 ---------------------------------------------------------------------
OCC Accumulation Small Cap Portfolio                                        4,794,518      2,554,688
 ---------------------------------------------------------------------
                                                                        -------------  -------------
                                                                        $ 273,002,338  $ 116,691,812
                                                                        -------------  -------------
                                                                        -------------  -------------

CGVA-16

CG VARIABLE ANNUITY SEPARATE ACCOUNT II

5.  INVESTMENTS

    The following is a summary of investments owned at December
    31, 1998.

                                               SHARES      NET ASSET  VALUE OF       COST OF
                                               OUTSTANDING VALUE      SHARES         SHARES
                                               ---------------------------------------------------
Alger American Growth Portfolio                 1,051,648  $   53.22  $  55,968,693  $  40,188,391
 --------------------------------------------
Alger American Leveraged AllCap Portfolio         459,219      34.90     16,026,730     10,323,477
 --------------------------------------------
Alger American MidCap Growth Portfolio            723,910      28.87     20,899,268     16,256,617
 --------------------------------------------
Alger American Small Capitalization Portfolio     519,447      43.97     22,840,067     21,329,775
 --------------------------------------------
CIGNA Variable Products Group Money Market     13,988,940       1.00     13,988,940     13,988,940
 --------------------------------------------
Fidelity VIP Equity-Income Portfolio            2,780,612      25.42     70,683,146     59,639,815
 --------------------------------------------
Fidelity VIP High Income Portfolio              2,389,239      11.53     27,547,926     29,647,719
 --------------------------------------------
Fidelity VIP Money Market Portfolio            12,396,122       1.00     12,396,122     12,396,122
 --------------------------------------------
Fidelity VIP Overseas Portfolio                   550,851      20.05     11,044,565     10,637,285
 --------------------------------------------
Fidelity VIP II Asset Manager Portfolio           389,894      18.16      7,080,478      6,191,496
 --------------------------------------------
Fidelity VIP II Contra-Fund Portfolio             325,664      24.44      7,959,228      6,697,476
 --------------------------------------------
Fidelity VIP II Investment Grade Bond
Portfolio                                       1,443,950      12.96     18,713,588     17,606,596
 --------------------------------------------
Fidelity VIP III Growth Opportunities
Portfolio                                         672,495      22.88     15,386,688     13,212,596
 --------------------------------------------
MFS Emerging Growth Series                        448,181      21.47      9,622,450      7,953,028
 --------------------------------------------
MFS Growth with Income Series                     599,815      20.11     12,062,289     10,656,425
 --------------------------------------------
MFS Research Series                               635,466      19.05     12,105,624     10,682,924
 --------------------------------------------
MFS Total Return Series                         1,562,860      18.12     28,319,019     23,537,792
 --------------------------------------------
MFS Utilities Series                              632,837      19.82     12,542,832     10,410,774
 --------------------------------------------
MFS World Governments Series                      129,525      10.88      1,409,237      1,330,712
 --------------------------------------------
AMT Balanced Portfolio                            364,368      16.34      5,953,772      5,817,014
 --------------------------------------------
AMT Limited Maturity Bond Portfolio               610,079      13.82      8,431,298      8,399,110
 --------------------------------------------
AMT Partner Portfolio                           2,622,226      18.93     49,638,747     47,550,184
 --------------------------------------------
OCC Accumulation Global Equity Portfolio        1,594,077      15.43     24,596,601     22,206,124
 --------------------------------------------
OCC Accumulation Managed Portfolio              1,851,267      43.74     80,974,423     68,455,488
 --------------------------------------------
OCC Accumulation Small Cap Portfolio              432,114      23.10      9,981,823     10,277,005
 --------------------------------------------                         -------------  -------------
                                                                      $ 556,173,554  $ 485,392,885
                                                                      -------------  -------------
                                                                      -------------  -------------

6.  DIVERSIFICATION REQUIREMENTS

    Under the provisions of Section 817(h) of the Internal Revenue Code of 1986 (the Code), a variable annuity contract, other than a contract issued in connection with certain types of employee benefit plans, will not be treated as an annuity contract for federal tax purposes of any period for which the investments of the segregated asset account, on which the contract is based, are not adequately diversified. The Code provides that the adequately diversified requirement may be met if the underlying investments satisfy either a statutory safe harbor test or diversification requirements set forth in regulations issued by the Secretary of the Treasury. CG Life believes, based on assurances from the mutual fund managers, that the mutual funds satisfy the requirements of the regulations.

                                                                         CGVA-17

CG VARIABLE ANNUITY SEPARATE ACCOUNT II

7.  NEW VARIABLE SUB-ACCOUNTS

    The following variable sub-accounts became available as an investment option for the Variable Account contract owners during 1997:

    CIGNA Variable Products Group Money Market (effective May
    20, 1997)
    Fidelity VIP II Contra-Fund Portfolio (effective June 2,
    1997)
    Fidelity VIP III Growth Opportunities Portfolio (effective
    June 9, 1997)
    MFS Emerging Growth Series (effective June 2, 1997)
    MFS Research Series (effective June 9, 1997)
    MFS Growth and Income Series (effective June 5, 1997)

CGVA-18

REPORT OF ERNST & YOUNG LLP,
INDEPENDENT AUDITORS



Board of Directors of
The Lincoln National Life Insurance Company and
Contract Owners of CG Variable Annuity Separate Account II



We have audited the accompanying statement of assets and liability of CG Variable Annuity Separate Account II ("Variable Account") (comprised of the Alger American Growth, Alger American Leveraged AllCap, Alger American MidCap Growth, Alger American Small Capitalization, CIGNA Variable Product Group Money Market, Fidelity VIP Equity-Income, Fidelity VIP High Income, Fidelity VIP Money Market, Fidelity VIP Overseas, Fidelity VIP II Asset Manager, Fidelity VIP II Contrafund, Fidelity VIP II Investment Grade Bond, Fidelity VIP III Growth Opportunities, MFS Emerging Growth, MFS Growth with Income, MFS Research, MFS Total Return, MFS Utilities, MFS World Governments, AMT Balanced, AMT Limited Maturity Bond, AMT Partners, OCC Accumulation Global Equity, OCC Accumulation Managed, OCC Accumulation Small Cap subaccounts) as of December 31, 1998, and the related statements of operations and changes in net assets for the year then ended. These financial statements are the responsibility of the Variable Account's management. Our responsibility is to express an opinion on these financial statements based on our audit. The financial statements of CG Variable Annuity Separate Account II for the year ended December 31, 1997, were audited by other auditors whose report dated February 20, 1998, expressed an unqualified opinion on those financial statements.



We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of investments owned as of December 31, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.



In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective subaccounts constituting the CG
Variable Annuity Separate Account II at December 31, 1998, the results of their operations and the changes in their net assets for the year then ended, in conformity with generally accepted accounting principles.



                           /s/ Ernst & Young LLP



Fort Wayne, Indiana
April 2, 1999


                                                                         CGVA-19

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE BOARD OF DIRECTORS OF CONNECTICUT GENERAL
LIFE INSURANCE COMPANY AND PARTICIPANTS OF THE
CG VARIABLE ANNUITY SEPARATE ACCOUNT II

    In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of each of the sub-accounts, Alger American Fund - Alger American Growth Portfolio, Alger American Leveraged AllCap Portfolio, Alger American MidCap Growth Portfolio, Alger American Small Capitalization Portfolio; CIGNA Variable Products Group - CIGNA Variable Products Money Market Fund; Fidelity Variable Insurance Products Fund - Equity-Income Portfolio, High Income Portfolio, Money Market Portfolio, Overseas Portfolio; Fidelity Variable Insurance Products Fund II - Asset Manager Portfolio, Contrafund Portfolio, Investment Grade Bond Portfolio; Fidelity Variable Insurance Products Fund III - Growth Opportunities Portfolio; MFS Variable Insurance Trust - MFS Emerging Growth Series, MFS Growth with Income Series, MFS Research Series, MFS Total Return Series, MFS Utilities Series, MFS World Governments Series; Neuberger & Berman Advisers Management Trust - AMT Balanced Portfolio, AMT Limited Maturity Bond Portfolio, AMT Partners Portfolio; OCC Accumulation Trust - OCC Global Equity Portfolio, OCC Managed Portfolio, OCC Small Cap Portfolio (constituting the CG Variable Annuity Separate Account II, hereafter referred to as "the Account") at December 31, 1997, the results of each of their operations and the changes in each of their net assets for the periods indicated, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 1997 by correspondence with the custodians, provide a reasonable basis for the opinion expressed above.

PRICE WATERHOUSE LLP
Hartford, Connecticut
February 20, 1998

CGVA-20

                      One Financial Plaza              Telephone 860 240 2000
                      Hartford, CT 06103

PRICEWATERHOUSECOOPERS                                          [LOGO]

                       REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors and Shareholder of Connecticut General Life Insurance Company

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of income, comprehensive income and changes in shareholder's equity and of cash flows present fairly, in all material respects, the financial position of Connecticut General Life Insurance Company and its subsidiaries at December 31, 1998 and 1997, and the results of their operations and their cash flows for each of the three years in the period ended December 31, 1998, in conformity with generally accepted accounting principles. These financial statements are the responsibility of the Company's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for the opinion expressed above.

/s/ PRICEWATERHOUSECOOPERS LLP


February 9, 1999

                   CONNECTICUT GENERAL LIFE INSURANCE COMPANY
                       CONSOLIDATED STATEMENTS OF INCOME

-----------------------------------------------------------------------------------------------------
(IN MILLIONS)
-----------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,                                           1998       1997       1996
-----------------------------------------------------------------------------------------------------

REVENUES
Premiums and fees...................................................  $   5,683  $   5,376  $   5,314
Net investment income...............................................      2,637      3,139      3,199
Realized investment gains...........................................         93         45         37
Other revenues......................................................        427         10          9
                                                                      ---------  ---------  ---------
    Total revenues..................................................      8,840      8,570      8,559
                                                                      ---------  ---------  ---------
BENEFITS, LOSSES AND EXPENSES
Benefits, losses and settlement expenses............................      5,802      5,917      6,069
Policy acquisition expenses.........................................         44        122        143
Other operating expenses............................................      1,763      1,618      1,477
                                                                      ---------  ---------  ---------
    Total benefits, losses and expenses.............................      7,609      7,657      7,689
                                                                      ---------  ---------  ---------
INCOME BEFORE INCOME TAXES..........................................      1,231        913        870
                                                                      ---------  ---------  ---------
Income taxes (benefits):
  Current...........................................................        636        347        394
  Deferred..........................................................       (211)       (49)       (81)
                                                                      ---------  ---------  ---------
    Total taxes.....................................................        425        298        313
                                                                      ---------  ---------  ---------
NET INCOME..........................................................  $     806  $     615  $     557
-----------------------------------------------------------------------------------------------------
                                                                      -------------------------------

THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

                   CONNECTICUT GENERAL LIFE INSURANCE COMPANY
                          CONSOLIDATED BALANCE SHEETS

------------------------------------------------------------------------------------------------
(IN MILLIONS, EXCEPT PER SHARE AMOUNTS)
------------------------------------------------------------------------------------------------
AS OF DECEMBER 31,                                                            1998       1997
------------------------------------------------------------------------------------------------
ASSETS
Investments:
  Fixed maturities, at fair value (amortized cost, $16,820; $20,962)......  $  18,067  $  22,323
  Mortgage loans..........................................................      8,875     10,090
  Equity securities, at fair value (cost, $62; $75).......................         47         54
  Policy loans............................................................      6,091      7,146
  Real estate.............................................................        712        749
  Other long-term investments.............................................        159        166
  Short-term investments..................................................         85        173
                                                                            ---------  ---------
      Total investments...................................................     34,036     40,701
Cash and cash equivalents.................................................      1,026        923
Accrued investment income.................................................        494        602
Premiums and accounts receivable..........................................        939        811
Reinsurance recoverables..................................................      7,278      1,271
Deferred policy acquisition costs.........................................        187        834
Property and equipment....................................................        365        291
Deferred income taxes.....................................................        865        653
Goodwill and other intangibles............................................        730        474
Other assets..............................................................        236        276
Separate account assets...................................................     34,648     29,217
------------------------------------------------------------------------------------------------
      Total assets........................................................  $  80,804  $  76,053
------------------------------------------------------------------------------------------------
                                                                            --------------------
LIABILITIES
Contractholder deposit funds..............................................  $  30,614  $  30,449
Future policy benefits....................................................      8,286      8,224
Unpaid claims and claim expenses..........................................      1,286      1,225
Unearned premiums.........................................................        162        260
                                                                            ---------  ---------
      Total contractholder and insurance liabilities......................     40,348     40,158
Accounts payable, accrued expenses and other liabilities..................      2,523      2,428
Current income taxes......................................................         65         --
Separate account liabilities..............................................     34,340     29,021
------------------------------------------------------------------------------------------------
      Total liabilities...................................................     77,276     71,607
------------------------------------------------------------------------------------------------
CONTINGENCIES -- NOTE 13
SHAREHOLDER'S EQUITY
Common stock (6 shares issued and outstanding)............................         30         30
Additional paid-in capital................................................      1,072        766
Net unrealized appreciation, fixed maturities.............................        243        282
Net unrealized (depreciation), equity securities..........................        (25)       (26)
Net translation of foreign currencies.....................................          2          2
Accumulated other comprehensive income....................................        220        258
Retained earnings.........................................................      2,206      3,392
------------------------------------------------------------------------------------------------
      Total shareholder's equity..........................................      3,528      4,446
-------------------------------------------------------------------------------------------
      Total liabilities and shareholder's equity..........................  $  80,804  $  76,053
------------------------------------------------------------------------------------------------
                                                                            --------------------

THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

                   CONNECTICUT GENERAL LIFE INSURANCE COMPANY
                CONSOLIDATED STATEMENTS OF COMPREHENSIVE INCOME
                      AND CHANGES IN SHAREHOLDER'S EQUITY

---------------------------------------------------------------------------------------------------------------------
(IN MILLIONS)
---------------------------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,                   1998                      1997                      1996
---------------------------------------------------------------------------------------------------------------------
                                           Compre-      Share-       Compre-      Share-       Compre-      Share-
                                           hensive     holder's      hensive     holder's      hensive     holder's
                                           Income       Equity       Income       Equity       Income       Equity
---------------------------------------------------------------------------------------------------------------------

COMMON STOCK...........................                $      30                 $      30                 $      30
ADDITIONAL PAID-IN CAPITAL.............                    1,072                       766                       766
ACCUMULATED OTHER COMPREHENSIVE INCOME
  -- BEGINNING OF YEAR.................                      258                       191                       478
Net unrealized appreciation
  (depreciation) -- fixed maturities      $     (39)         (39)   $      69           69    $    (276)        (276)
Net unrealized appreciation
  (depreciation) -- equity
  securities...........................           1            1           (1)          (1)         (12)         (12)
                                                ---                       ---                     -----
Net unrealized appreciation
  (depreciation) on securities.........         (38)                       68                      (288)
Net translation of foreign
  currencies...........................          --           --           (1)          (1)           1            1
                                                ---                       ---                     -----
  Other comprehensive (loss) income....         (38)                       67                      (287)
                                                      -----------               -----------               -----------
ACCUMULATED OTHER COMPREHENSIVE INCOME
  -- END OF YEAR.......................                      220                       258                       191
                                                      -----------               -----------               -----------
  RETAINED EARNINGS -- BEGINNING OF
   YEAR................................                    3,392                     3,177                     3,220
  Net income...........................         806          806          615          615          557          557
  Dividends declared...................                   (1,992)                     (400)                     (600)
                                                      -----------               -----------               -----------
  RETAINED EARNINGS -- END OF YEAR.....                    2,206                     3,392                     3,177
---------------------------------------------------------------------------------------------------------------------
TOTAL COMPREHENSIVE INCOME AND
  SHAREHOLDER'S EQUITY.................  $      768   $    3,528   $      682   $    4,446   $      270   $    4,164
---------------------------------------------------------------------------------------------------------------------
                                         ----------------------------------------------------------------------------

THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

                   CONNECTICUT GENERAL LIFE INSURANCE COMPANY
                     CONSOLIDATED STATEMENTS OF CASH FLOWS

---------------------------------------------------------------------------------------------------
(IN MILLIONS)
---------------------------------------------------------------------------------------------------
FOR THE YEARS ENDED DECEMBER 31,                                      1998       1997       1996
---------------------------------------------------------------------------------------------------
CASH FLOWS FROM OPERATING ACTIVITIES
Net income........................................................  $     806  $     615  $     557
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
  Insurance liabilities...........................................         67         78         57
  Reinsurance recoverables........................................         (7)        68        (11)
  Premiums and accounts receivable................................       (179)       106         77
  Deferred income taxes, net......................................       (211)       (49)       (82)
  Other assets....................................................       (339)       (54)        43
  Deferred policy acquisition costs...............................        (12)       (97)       (92)
  Accounts payable, accrued expenses, other liabilities and
   current income taxes...........................................        149         41       (113)
  Depreciation and goodwill amortization..........................        113         88         94
  Gain on sale of business........................................       (418)        --         --
  Other, net......................................................        (50)       (99)      (151)
                                                                    ---------  ---------  ---------
    Net cash (used in) provided by operating activities...........        (81)       697        379
                                                                    ---------  ---------  ---------
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from investments sold:
  Fixed maturities................................................      2,869      1,583      1,589
  Mortgage loans..................................................      1,052        807        640
  Equity securities...............................................         15         14         13
  Real estate.....................................................         98        401        345
  Policy loans....................................................        382         --         --
  Other (primarily short-term investments)........................      6,724      6,447      3,613
Investment maturities and repayments:
  Fixed maturities................................................      2,797      2,394      2,634
  Mortgage loans..................................................        421        601        630
Investments purchased:
  Fixed maturities................................................     (3,881)    (4,339)    (3,834)
  Mortgage loans..................................................     (1,611)    (1,426)    (1,300)
  Equity securities...............................................         (7)        (9)        (3)
  Policy loans....................................................         --        (13)      (207)
  Other (primarily short-term investments)........................     (7,652)    (6,296)    (3,930)
    Net cash from disposition of business.........................      1,295         --         --
  Other, net......................................................       (274)      (102)       (94)
                                                                    ---------  ---------  ---------
  Net cash provided by investing activities.......................      2,228         62         96
                                                                    ---------  ---------  ---------
CASH FLOWS FROM FINANCING ACTIVITIES
Contractholder deposit funds:
  Deposits and interest credited..................................      7,050      7,634      7,260
  Withdrawals and benefit payments................................     (7,106)    (7,023)    (7,135)
Dividends paid to parent..........................................     (1,992)      (400)      (600)
Other, net........................................................          4        (47)        --
                                                                    ---------  ---------  ---------
    Net cash (used in) provided by financing activities...........     (2,044)       164       (475)
---------------------------------------------------------------------------------------------------
Net increase in cash and cash equivalents.........................        103        923         --
Cash and cash equivalents, beginning of year......................        923         --         --
---------------------------------------------------------------------------------------------------
Cash and cash equivalents, end of year............................  $   1,026  $     923  $      --
---------------------------------------------------------------------------------------------------
                                                                    -------------------------------
Supplemental Disclosure of Cash Information:
  Income taxes paid, net of refunds...............................  $     520  $     402  $     385
  Interest paid...................................................  $       3  $       5  $       7
---------------------------------------------------------------------------------------------------

THE NOTES TO FINANCIAL STATEMENTS ARE AN INTEGRAL PART OF THESE STATEMENTS.

                   CONNECTICUT GENERAL LIFE INSURANCE COMPANY
                         NOTES TO FINANCIAL STATEMENTS

NOTE 1 -- DESCRIPTION OF BUSINESS

  Connecticut General Life Insurance Company and its subsidiaries (the Company) provide insurance and related financial services throughout the United States and in many locations worldwide. Principal products and services include group health and life insurance and retirement and investment products and services. The Company is a wholly-owned subsidiary of Connecticut General Corporation, which is an indirect wholly-owned subsidiary of CIGNA Corporation (CIGNA).

NOTE 2 -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

  A) BASIS OF PRESENTATION: The consolidated financial statements include the accounts of the Company and all significant subsidiaries. These consolidated financial statements have been prepared in conformity with generally accepted accounting principles, and reflect management's estimates and assumptions, such as those regarding medical costs and interest rates, that affect the recorded amounts. Significant estimates used in determining contractholder and insurance liabilities, related reinsurance recoverables, and valuation allowances for investment assets are discussed throughout the Notes to Financial Statements. Certain reclassifications have been made to prior years' amounts to conform with the 1998 presentation.

  B) RECENT ACCOUNTING PRONOUNCEMENTS: The Company adopted Statement of Financial Accounting Standards (SFAS) No. 131, "Disclosures about Segments of an Enterprise and Related Information," as of December 31, 1998. SFAS No. 131 changes the way segments are structured and requires additional segment disclosures. Prior period information has been restated based on the new requirements. See Note 11 for additional information.

  In 1998, the Financial Accounting Standards Board (FASB) issued SFAS No. 133, "Accounting for Derivative Instruments and Hedging Activities." SFAS No. 133 requires that derivatives be reported on the balance sheet at fair value. Changes in fair value are recognized in net income or, for derivatives which are hedging market risk related to future cash flows, in the accumulated other comprehensive income section of shareholders' equity. Implementation is required by the first quarter of 2000, with the cumulative effect of adoption reflected in net income and accumulated other comprehensive income, as appropriate. The Company has not determined the effect or timing of implementation of this pronouncement.

  The American Institute of Certified Public Accountants (AICPA) issued Statement of Position (SOP) 97-3, "Accounting by Insurance and Other Enterprises for Insurance-Related Assessments," in 1997. SOP 97-3 provides guidance on the recognition and measurement of liabilities for guaranty fund and other insurance-related assessments. Implementation of this pronouncement, which is required by the first quarter of 1999 with the cumulative effect of adopting the SOP reflected in net income, is not expected to have a material effect on results of operations, liquidity or financial condition.

  In 1998, the AICPA issued SOP 98-1, "Accounting for the Costs of Computer Software Developed or Obtained for Internal Use." SOP 98-1 specifies the types of costs that must be capitalized and amortized over the software's expected useful life and the types of costs which must be immediately recognized as expense. Implementation of this pronouncement is required by the first quarter of 1999 and is not expected to have a material effect on results of operations, liquidity or financial condition.

  In 1998, the AICPA issued SOP 98-7, "Deposit Accounting: Accounting for Insurance and Reinsurance Contracts That Do Not Transfer Insurance Risk." SOP 98-7 provides guidance on the deposit method of accounting for insurance and reinsurance contracts that do not transfer insurance risk, except for long-duration life and health contracts. Implementation is required by the first quarter of 2000, with the cumulative effect of adopting the SOP reflected in net income in the year of adoption. The Company has not determined the effect or timing of implementation of this pronouncement.

  C) FINANCIAL INSTRUMENTS: In the normal course of business, the Company enters into transactions involving various types of financial instruments, including investments such as fixed maturities and equity securities and off-balance sheet financial instruments such as investment and loan commitments and financial guarantees. These instruments are subject to risk of loss due to interest rate and market fluctuations and most have credit risk. The Company evaluates and monitors each financial instrument individually and, where appropriate, uses certain derivative instruments or obtains collateral or other forms of security to minimize risk of loss.

  Financial instruments that are subject to fair value disclosure requirements (insurance contracts, real estate, goodwill and taxes are excluded) are carried in the financial statements at amounts that approximate fair value, except for mortgage loans and contractholder deposit funds (non-insurance products). For these financial instruments, the fair value was not materially different from the carrying amount as of December 31, 1998 and 1997. Fair values of off-balance sheet financial instruments as of December 31, 1998 and 1997 were not material.

  Fair values for financial instruments are estimates that, in many cases, may differ significantly from the amounts that could be realized upon immediate liquidation. In cases where market prices are not available, estimates of fair value are based on discounted cash flow analyses which utilize current interest rates for similar financial instruments with comparable terms and credit quality. The fair value of liabilities for contractholder deposit funds was estimated using the amount payable on demand, and for those not payable on demand, discounted cash flow analyses.

  D) INVESTMENTS: Investments in fixed maturities, which are classified as available-for-sale and carried at fair value, include bonds; asset-backed securities, including collateralized mortgage obligations (CMOs); and redeemable preferred stocks. Fixed maturities are considered impaired and written down to fair value when a decline in value is considered to be other than temporary.

  Mortgage loans are carried principally at unpaid principal balances, net of valuation reserves. Mortgage loans are considered impaired when it is probable that the Company will not collect all amounts according to the contractual terms of the loan agreement. If impaired, a valuation reserve is utilized to record any change in the fair value of the underlying collateral below the carrying value of the mortgage loan.

  Fixed maturities and mortgage loans that are delinquent or restructured to modify basic financial terms, typically to reduce the interest rate and, in certain cases, extend the term, are placed on non-accrual status. Net investment income on such investments is recognized only when payment is received.

  Real estate investments are either held for the production of income or held for sale. Real estate investments held for the production of income are carried at depreciated cost less any write-downs to fair value. Depreciation is generally calculated using the straight-line method based on the estimated useful lives of these assets.

  Real estate investments held for sale are generally those which are acquired through the foreclosure of mortgage loans. The Company's policy is to rehabilitate, re-lease and sell foreclosed properties, which generally takes two to four years or less if circumstances indicate that an immediate sale is in the best interests of the Company or policyholders. At the time of foreclosure, properties are valued at fair value less estimated costs to sell and reclassified from mortgage loans to real estate held for sale. Subsequent to foreclosure, these investments are carried at the lower of cost or current fair value less estimated costs to sell and are no longer depreciated. Adjustments to the carrying value as a result of changes in fair value subsequent to foreclosure are recorded as valuation reserves. The Company considers several methods in determining fair value for real estate, with emphasis placed on the use of discounted cash flow analyses and, in some cases, the use of third-party appraisals.

  Equity securities and short-term investments are classified as available-for-sale. Equity securities, which include common and non-redeemable preferred stocks, are carried at fair value. Short-term investments are carried at fair value, which approximates cost.

  Policy loans are generally carried at unpaid principal balances.

  Realized investment gains and losses result from sales, investment asset write-downs and changes in valuation reserves. Realized investment gains and losses do not include amounts attributable to experience-rated pension policyholders' contracts and participating life policies (policyholder share). Realized investment gains and losses are based upon specific identification of the investment assets.

  Unrealized investment gains and losses for investments carried at fair value are included in shareholder's equity net of policyholder-related amounts and deferred income taxes.

  See Note 4(F) for a discussion of the Company's accounting policies for derivative financial instruments.

  E) CASH AND CASH EQUIVALENTS: Short-term investments with a maturity of three months or less at the time of purchase are reported as cash equivalents.

  F) REINSURANCE RECOVERABLES: Reinsurance recoverables are estimates of amounts to be received from reinsurers, including amounts under reinsurance agreements with affiliated companies. Allowances are established for amounts estimated to be uncollectible. See Notes 3 and 9.

  G) DEFERRED POLICY ACQUISITION COSTS: Acquisition costs consist of commissions, premium taxes and other costs, which vary with, and are primarily related to, the production of revenues. Acquisition costs for universal life products and contractholder deposit funds are deferred and amortized in proportion to the present value of total estimated gross profits over the expected lives of the contracts. Acquisition costs for annuity and other individual life insurance products are deferred and amortized, generally in proportion to the ratio of annual revenue to the estimated total revenues over the contract periods.

  Deferred policy acquisition costs are reviewed to determine if they are recoverable from future income, including investment income. If such costs are estimated to be unrecoverable, they are expensed unless such costs are estimated to be unrecoverable as a result of treating unrealized investment gains and losses as though they had been realized. If so, a deferred acquisition cost valuation allowance may be established or adjusted, with a comparable offset in net unrealized appreciation (depreciation).

  H) PROPERTY AND EQUIPMENT: Property and equipment are carried at cost less accumulated depreciation. When applicable, cost includes interest and real estate taxes incurred during construction and other construction-related costs. Depreciation is calculated principally on the straight-line method based on the estimated useful lives of the assets. Accumulated depreciation was $490 million and $448 million at December 31, 1998 and 1997, respectively.

  I) GOODWILL AND OTHER INTANGIBLES: Goodwill represents the excess of the cost of businesses acquired over the fair value of their net assets. Other intangible assets primarily represent purchased customer lists and provider contracts. Goodwill and other intangibles are amortized over periods not exceeding 40 years. Goodwill and other intangibles are written down when not recoverable based on analysis of historical and estimated future income or undiscounted estimated cash flows of the related businesses. Amortization periods are revised if it is estimated that the remaining period of benefit of the goodwill has changed. Accumulated amortization was $143 million and $113 million at December 31, 1998 and 1997, respectively.

  J) OTHER ASSETS: Other assets consists of various insurance-related assets, principally ceded unearned premiums, reinsurance deposits and other amounts due from affiliated companies.

  K) SEPARATE ACCOUNTS: Separate account assets and liabilities are principally carried at market value and represent policyholder funds maintained in accounts having specific investment objectives. The investment income, gains and losses of these accounts generally accrue to the policyholders and, therefore, are not included in the Company's revenues and expenses.

  L) CONTRACTHOLDER DEPOSIT FUNDS: Liabilities for contractholder deposit funds consist of deposits received from customers and investment earnings on their fund balances, less administrative charges and, for universal life fund balances, mortality charges.

  M) FUTURE POLICY BENEFITS: Future policy benefits are liabilities for life, health and annuity products. Such liabilities are established in amounts adequate to meet the estimated future obligations of policies in force. These liabilities are computed using premium assumptions for group annuity policies and the net level premium method for individual life policies, and are based upon estimates as to future investment yield, mortality and withdrawals that include provisions for adverse deviation. Future policy benefits for individual life insurance and annuity policies are computed using interest rates ranging from 2% to 11%, generally graded down from 1 to 20 years. Mortality, morbidity, and withdrawal assumptions are based on either the Company's own experience or various actuarial tables.

  N) UNPAID CLAIMS AND CLAIM EXPENSES: Liabilities for unpaid claims and claim expenses are estimates of payments to be made on reported and incurred but not reported insurance claims.

  O) UNEARNED PREMIUMS: Premiums for group life and accident and health insurance are reported as earned on a pro-rata basis over the contract period. The unexpired portion of these premiums is recorded as unearned premiums.

  P) OTHER LIABILITIES: Other liabilities consist principally of postretirement and postemployment benefits and various insurance-related liabilities, including amounts related to reinsurance contracts and guaranty fund assessments that can be reasonably estimated.

  Q) TRANSLATION OF FOREIGN CURRENCIES: Foreign operations primarily utilize the local currencies as their functional currencies, and assets and liabilities are translated at the rates of exchange as of the balance sheet date. The translation gain or loss on such functional currencies, net of applicable taxes, is generally reflected in shareholder's equity. Revenues and expenses are translated at the average rates of exchange prevailing during the year.

  R) PREMIUM AND FEES, REVENUES AND RELATED EXPENSES: Premiums for group life and accident and health insurance are recognized as revenue on a pro-rata basis over their contract periods. Benefits, losses and settlement expenses are recognized when incurred.

  Revenues for investment-related products consist of net investment income and contract fees assessed against the fund balances during the period. Net investment income represents investment income on assets supporting investment-related products and is recognized as earned. Contract fees are based upon related administrative expenses and are assessed ratably over the contract year. Benefit expenses for investment-related products primarily consist of amounts credited in accordance with contract provisions.

  Premiums for individual life insurance as well as individual and group annuity products, excluding universal life and investment-related products, are recognized as revenue when due. Benefits, losses and settlement expenses are matched with premiums.

  Revenues for universal life products consist of net investment income and mortality, administration and surrender fees assessed against the fund balances during the period. Net investment income represents investment income on assets supporting universal life products and is recognized as earned. Fees for mortality are recognized ratably over the policy year. Administration fees are recognized as services are provided, and surrender charges are recognized as earned. Benefit expenses for universal life products consist of benefit claims in excess of fund balances, which are recognized when claims are filed, and amounts credited in accordance with contract provisions.

  S) PARTICIPATING BUSINESS: Certain life insurance policies contain dividend payment provisions that enable the policyholder to participate in a portion of the earnings of the Company's business. The participating insurance in force accounted for approximately 7% of total life insurance in force at December 31, 1998, 1997 and 1996.

  T) INCOME TAXES: The Company and its domestic subsidiaries are included in the consolidated United States federal income tax return filed by CIGNA. In accordance with a tax sharing agreement with CIGNA, the provision for federal income tax is computed as if the Company were filing a separate federal income tax return, except that benefits arising from tax credits and net operating and capital losses are allocated to those subsidiaries producing such attributes to the extent they are utilized in CIGNA's consolidated federal income tax provision.

  Deferred income taxes are generally recognized when assets and liabilities have different values for financial statement and tax reporting purposes. See
Note 7 for additional information.

NOTE 3 -- DISPOSITION

  As of January 1, 1998, the Company sold its individual life insurance and annuity business for cash proceeds of $1.4 billion. The sale resulted in an after-tax gain of $773 million of which $202 million was recognized upon closing of the sale. Since the principal agreement to sell this business is in the form of an indemnity reinsurance arrangement, the remaining $571 million of the gain was deferred and is being recognized at the rate that earnings from the business sold would have been expected to emerge, primarily over fifteen years on a declining basis. The Company recognized $66 million of the deferred gain in 1998.

  Revenues for this business were $972 million and $926 million for the years ended December 31, 1997 and 1996, respectively, and net income was $102 million and $67 million for the same periods. Also, as part of the transaction, the Company recorded a reinsurance recoverable from the purchaser of $5.8 billion for insurance liabilities retained, and transferred invested assets of $5.4 billion along with other assets and liabilities associated with the business. The sales agreement provides for the possibility of certain adjustments; however, any future adjustments are not expected to be material to results of operations, liquidity or financial condition.

  The Company paid a dividend of $1.4 billion to its parent in January 1998, having received prior approval of both the disposition and the dividend from the Connecticut Insurance Department (the Department).

NOTE 4 -- INVESTMENTS

  A) FIXED MATURITIES: Fixed maturities are net of cumulative write-downs of $22 million and $36 million, including policyholder share, as of December 31, 1998 and 1997, respectively.

  The amortized cost and fair value by contractual maturity periods for fixed maturities, including policyholder share, as of December 31, 1998 were as follows:

-------------------------------------------------------------------------------------------------
                                                                             Amortized       Fair
(IN MILLIONS)                                                                     Cost      Value
-------------------------------------------------------------------------------------------------
Due in one year or less..................................................   $     979   $     999
Due after one year through five years....................................       3,960       4,110
Due after five years through ten years...................................       3,512       3,723
Due after ten years......................................................       2,665       3,348
Asset-backed securities..................................................       5,704       5,887
-------------------------------------------------------------------------------------------------
Total....................................................................  $   16,820   $  18,067
-------------------------------------------------------------------------------------------------
                                                                           ----------------------

  Actual maturities could differ from contractual maturities because issuers may have the right to call or prepay obligations with or without call or prepayment penalties. Also, the Company may extend maturities in some cases.

  Gross unrealized appreciation (depreciation) for fixed maturities, including policyholder share, by type of issuer was as follows:

-----------------------------------------------------------------------------------------------------
                                                     Amortized   Unrealized     Unrealized       Fair
(IN MILLIONS)                                             Cost  Appreciation  Depreciation      Value
-----------------------------------------------------------------------------------------------------
At December 31, 1998:
  Federal government bonds.......................   $     568    $     407     $      --    $     975
  State and local government bonds...............         145           20            --          165
  Foreign government bonds.......................         147            7            (9)         145
  Corporate securities...........................      10,256          733           (94)      10,895
  Asset-backed securities........................       5,704          217           (34)       5,887
-----------------------------------------------------------------------------------------------------
Total............................................  $   16,820   $    1,384   $      (137  ) $  18,067
-----------------------------------------------------------------------------------------------------
                                                   --------------------------------------------------

-----------------------------------------------------------------------------------------------------
                                                     Amortized   Unrealized     Unrealized       Fair
(IN MILLIONS)                                             Cost  Appreciation  Depreciation      Value
-----------------------------------------------------------------------------------------------------
At December 31, 1997:
  Federal government bonds.......................   $   1,361    $     294     $      --    $   1,655
  State and local government bonds...............         178           22            (2)         198
  Foreign government bonds.......................         143            7            (1)         149
  Corporate securities...........................      13,027          860          (123)      13,764
  Asset-backed securities........................       6,253          317           (13)       6,557
-----------------------------------------------------------------------------------------------------
Total............................................  $   20,962   $    1,500   $      (139  ) $  22,323
-----------------------------------------------------------------------------------------------------
                                                   --------------------------------------------------

  Asset-backed securities include investments in CMOs as of December 31, 1998 of $2.0 billion carried at fair value (amortized cost, $2.0 billion), compared with $2.3 billion carried at fair value (amortized cost, $2.3 billion) as of December 31, 1997. Certain of these securities are backed by Aaa/AAA-rated government agencies. All other CMO securities have high quality ratings through use of credit enhancements provided by subordinated securities or mortgage insurance from Aaa/AAA-rated insurance companies. CMO holdings are concentrated in securities with limited prepayment, extension and default risk, such as planned amortization class bonds. The Company's investments in interest-only and principal-only CMOs, which are subject to interest rate risk due to accelerated prepayments, represented approximately .05% and .10% of total CMO investments at December 31, 1998 and 1997, respectively.

  At December 31, 1998, contractual fixed maturity investment commitments were $34 million. The majority of investment commitments are for the purchase of investment grade fixed maturities, bearing interest at a fixed market rate, and require no collateral. These commitments are diversified by issuer and maturity date, and it is estimated that approximately 59% will be disbursed in 1999.

  B) MORTGAGE LOANS AND REAL ESTATE: The Company's mortgage loans and real estate investments are diversified by property type and location and, for mortgage loans, by borrower. Mortgage loans are collateralized by the related properties and generally are less than 75% of the property's value at the time the original loan is made.

  At December 31, the carrying values of mortgage loans and real estate investments, including policyholder share, were as follows:

------------------------------------------------------------------------------------------------
(IN MILLIONS)                                                                 1998       1997
------------------------------------------------------------------------------------------------
Mortgage loans............................................................  $   8,875  $  10,090
                                                                            ---------  ---------
Real estate:
  Held for sale...........................................................        326        339
  Held for production of income...........................................        386        410
                                                                            ---------  ---------
Total real estate.........................................................        712        749
------------------------------------------------------------------------------------------------
Total.....................................................................  $   9,587  $  10,839
------------------------------------------------------------------------------------------------
                                                                            --------------------

  At December 31, mortgage loans and real estate investments comprised the following property types and geographic regions:

------------------------------------------------------------------------------------------------
(IN MILLIONS)                                                                 1998       1997
------------------------------------------------------------------------------------------------
Property type:
  Retail facilities.......................................................  $   3,145  $   4,153
  Office buildings........................................................      3,814      3,984
  Apartment buildings.....................................................      1,283      1,311
  Hotels..................................................................        450        498
  Other (primarily industrial)............................................        895        893
------------------------------------------------------------------------------------------------
Total.....................................................................  $   9,587  $  10,839
------------------------------------------------------------------------------------------------
                                                                            --------------------
Geographic region:
  Central.................................................................  $   3,051  $   3,484
  Pacific.................................................................      2,683      2,962
  Middle Atlantic.........................................................      1,510      1,821
  South Atlantic..........................................................      1,348      1,458
  New England.............................................................        995      1,114
------------------------------------------------------------------------------------------------
Total.....................................................................  $   9,587  $  10,839
------------------------------------------------------------------------------------------------
                                                                            --------------------

MORTGAGE LOANS

  At December 31, 1998, scheduled mortgage loan maturities were as follows: 1999 -- $.9 billion; 2000 -- $.9 billion; 2001 -- $.8 billion; 2002 -- $1.0 billion;
2003 -- $1.6 billion; and $3.7 billion thereafter. Actual maturities could differ from contractual maturities because borrowers may have the right to prepay obligations with or without prepayment penalties; the maturity date may be extended; and loans may be refinanced. During 1998 and 1997, the Company refinanced at current market rates approximately $126 million and $135 million, respectively, of its mortgage loans relating to borrowers that were unable to obtain alternative financing.

  At December 31, 1998, contractual commitments to extend credit under commercial mortgage loan agreements amounted to approximately $492 million, most of which were at a fixed market rate of interest. These commitments are generally expected to be disbursed within three months, and are diversified by property type and geographic region.

  At December 31, 1998, the Company's impaired mortgage loans were $156 million, including $24 million before valuation reserves totaling $6 million, and $132 million which had no valuation reserves. At December 31, 1997, the Company's impaired mortgage loans were $375 million, including $152 million before valuation reserves totaling $44 million, and $223 million which had no valuation reserves.

  During the year ended December 31, changes in reserves for impaired mortgage loans, including policyholder share, were as follows:

-----------------------------------------------------------------------------------------------------
(IN MILLIONS)                                                                      1998       1997
-----------------------------------------------------------------------------------------------------
Reserve balance -- January 1...................................................  $      44  $      94
Transfers to foreclosed real estate............................................        (21)       (30)
Charge-offs upon sales.........................................................         (9)       (47)
Net increase (decrease) in valuation reserves..................................         (8)        27
-----------------------------------------------------------------------------------------------------
Reserve balance -- December 31.................................................  $       6  $      44
-----------------------------------------------------------------------------------------------------
                                                                                 --------------------

  During 1998 and 1997, impaired mortgage loans, before valuation reserves, averaged approximately $285 million and $597 million, respectively. Interest income recorded and cash received on these loans were approximately $12 million and $34 million in 1998 and 1997, respectively.

REAL ESTATE

  During 1998, 1997 and 1996, non-cash investing activities included real estate acquired through foreclosure of mortgage loans, which totaled $32 million, $81 million and $107 million, respectively.

  Valuation reserves and cumulative write-downs related to real estate, including policyholder share, were $171 million and $169 million as of December 31, 1998 and 1997, respectively.

  Net income for 1998 and 1997 included net investment income of $8 million and $9 million, respectively, for real estate held for sale. Write-downs upon foreclosure and changes in valuation reserves were not material for 1998 and 1997.

  C) SHORT-TERM INVESTMENTS AND CASH EQUIVALENTS: Short-term investments and cash equivalents, in the aggregate, primarily included debt securities, principally corporate securities of $963 million at December 31, 1998 and, for 1997, principally corporate securities of $520 million and federal government securities of $443 million.

  D) NET UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENTS: Unrealized appreciation (depreciation) for investments carried at fair value as of December 31 was as follows:

--------------------------------------------------------------------------------------------------
(IN MILLIONS)                                                                   1998       1997
--------------------------------------------------------------------------------------------------
Unrealized appreciation:
  Fixed maturities..........................................................  $   1,384  $   1,500
  Equity securities.........................................................         10          8
                                                                              ---------  ---------
                                                                                  1,394      1,508
                                                                              ---------  ---------
Unrealized depreciation:
  Fixed maturities..........................................................       (137)      (139)
  Equity securities.........................................................        (25)       (29)
                                                                              ---------  ---------
                                                                                   (162)      (168)
                                                                              ---------  ---------
Less policyholder-related amounts...........................................        880        931
                                                                              ---------  ---------
Shareholder net unrealized appreciation.....................................        352        409
Less deferred income taxes..................................................        134        153
--------------------------------------------------------------------------------------------------
Net unrealized appreciation.................................................  $     218  $     256
--------------------------------------------------------------------------------------------------
                                                                              --------------------

  The components of net unrealized appreciation (depreciation) on investments for the year ended December 31 were as follows:

--------------------------------------------------------------------------------------------------------
(IN MILLIONS)                                                              1998       1997       1996
--------------------------------------------------------------------------------------------------------
Unrealized appreciation (depreciation) on investments held, net of
  taxes of $48, $37 and $(151), respectively...........................  $      89  $      69  $   (280)
Less gains realized in net income, net of taxes of $68, $-- , and $3,
  in 1998, 1997 and 1996, respectively.................................        127          1          8
--------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation).............................  $    (38)  $      68  $   (288)
--------------------------------------------------------------------------------------------------------
                                                                         -------------------------------

  E) NON-INCOME PRODUCING INVESTMENTS: At December 31, the carrying values of investments, including policyholder share, that were non-income producing during the preceding 12 months were as follows:

-----------------------------------------------------------------------------------------------------
(IN MILLIONS)                                                                      1998       1997
-----------------------------------------------------------------------------------------------------
Fixed maturities...............................................................  $      22  $      28
Mortgage loans.................................................................          2         --
Real estate....................................................................         68        141
-----------------------------------------------------------------------------------------------------
Total..........................................................................  $      92  $     169
-----------------------------------------------------------------------------------------------------
                                                                                 --------------------

  F) DERIVATIVE FINANCIAL INSTRUMENTS: The Company's investment strategy is to manage the characteristics of investment assets, such as duration, yield, currency and liquidity, to reflect the underlying characteristics of the related insurance and contractholder liabilities, which vary among the Company's principal product lines. In connection with this investment strategy, the Company's use of derivative instruments, including interest rate and currency swaps, purchased options and futures contracts, is generally limited to hedging applications to minimize market risk.

  Hedge accounting treatment requires a probability of high correlation between the changes in the market value or cash flows of the derivatives and the hedged assets or liabilities. Under hedge accounting, the changes in market value or cash flows of the derivatives and the hedged assets or liabilities are recognized in net income in the same period. If the Company's use of derivatives does not qualify for hedge accounting treatment, the derivative is recorded at fair value and changes in its fair value are recognized in net income without considering changes in the hedged asset or liability.

  The Company routinely monitors, by individual counterparty, exposure to credit risk associated with swap and option contracts and diversifies the portfolio among approved dealers of high credit quality. Futures contracts are exchange-traded and, therefore, credit risk is limited since the exchange assumes the obligations. The Company manages legal risks by following industry standardized documentation procedures and by monitoring legal developments.

  Underlying contract, notional or principal amounts associated with derivatives at December 31 were as follows:

---------------------------------------------------------------------------------------------------
(IN MILLIONS)                                                                    1998       1997
---------------------------------------------------------------------------------------------------
Interest rate swaps..........................................................  $     158  $     265
Currency swaps...............................................................        193        248
Purchased options............................................................        878        833
Written options..............................................................      1,087         --
Futures......................................................................        233         75
---------------------------------------------------------------------------------------------------

  Under interest rate swaps, the Company agrees with other parties to periodically exchange the difference between variable rate and fixed rate asset cash flows to provide stable returns for related liabilities. The Company uses currency swaps (primarily Canadian dollars, Swiss francs, German marks, Japanese yen and pounds sterling) to match the currency of investments to that of the associated liabilities. Under currency swaps, the parties exchange principal and interest amounts in two relevant currencies using agreed-upon exchange amounts.

  The net interest cash flows from interest rate and currency swaps are recognized currently as an adjustment to net investment income, and the fair value of these swaps is reported as an adjustment to the related investments.

  Using purchased options to reduce the effect of changes in interest rates or equity indexes on liabilities, the Company pays an up-front fee to receive cash flows from third parties when interest rates or equity indexes vary from specified levels. Purchased options that qualify for hedge accounting are recorded consistent with the related liabilities, at amortized cost plus adjustments based on current equity indexes, and income is reported as an adjustment to benefit expense. Purchased options that qualify for hedge accounting are reported in other assets, and fees paid are amortized to benefit expense over their contractual periods. Purchased options with underlying notional amounts of $82 million at December 31, 1997 that are designated as hedges, but do not qualify for hedge accounting, are reported in other long-term investments at fair value with changes in fair value recognized as realized investment gains and losses. There were no such options at December 31, 1998.

  The Company also writes reinsurance contracts that are accounted for as written options. The Company receives fees to pay for specified unfavorable changes in variable annuity account values based on underlying mutual fund investments when account holders elect to receive periodic income payments. These written options, along with options purchased to minimize the risks assumed, are reported at fair value in other liabilities and other assets, respectively. Changes in fair value are recognized in other revenues, or other operating expenses if there is a net loss. Fair values of written and related purchased options during 1998 and as of December 31, 1998 were not material.

  Interest rate futures are used to temporarily hedge against the changes in market values of bonds and mortgage loans to be purchased or sold. Under futures contracts, changes in the contract values are settled in cash daily with the exchange on which the instrument is traded. These changes in contract values are deferred and recorded as adjustments to the carrying value of the related bond or mortgage loan. Deferred gains and losses are amortized into net investment income over the life of the investments purchased or are recognized in full as realized investment gains and losses if investments are sold. Gains and losses on futures contracts deferred in anticipation of investment purchases were immaterial at December 31, 1998 and 1997.

  The effects of interest rate and currency swaps, purchased and written options and futures on the components of net income for 1998, 1997 and 1996 were not material.

  As of December 31, 1998 and 1997, the Company's variable interest rate investments consisted of approximately $0.6 billion and $0.7 billion of fixed maturities, respectively. As of December 31, 1998 and 1997, the Company's fixed interest rate investments consisted of $17 billion and $21.6 billion, respectively, of fixed maturities, and $8.9 billion and $10.1 billion, respectively, of mortgage loans.

  G) OTHER: As of December 31, 1998 and 1997, the Company had no concentration of investments in a single investee exceeding 10% of shareholder's equity.

NOTE 5 -- INVESTMENT INCOME AND GAINS AND LOSSES

  A) NET INVESTMENT INCOME: The components of net investment income, including policyholder share, for the year ended December 31 were as follows:

-----------------------------------------------------------------------------------------------------
(IN MILLIONS)                                                           1998       1997       1996
-----------------------------------------------------------------------------------------------------
Fixed maturities....................................................  $   1,386  $   1,648  $   1,647
Equity securities...................................................          1          8         --
Mortgage loans......................................................        739        885        921
Policy loans........................................................        459        532        548
Real estate.........................................................        142        183        227
Other long-term investments.........................................         19         17         23
Short-term investments..............................................         18         28         35
                                                                      ---------  ---------  ---------
                                                                          2,764      3,301      3,401
Less investment expenses............................................        127        162        202
-----------------------------------------------------------------------------------------------------
Net investment income...............................................  $   2,637  $   3,139  $   3,199
-----------------------------------------------------------------------------------------------------
                                                                      -------------------------------

  Net investment income attributable to policyholder contracts, which is included in the Company's revenues and is primarily offset by amounts included in benefits, losses and settlement expenses, was approximately $1.6 billion for 1998 and $1.7 billion for 1997 and 1996. Net investment income for separate accounts, which is not reflected in the Company's revenues, was $1.5 billion , $1.4 billion and $1.1 billion for 1998, 1997 and 1996, respectively.

  As of December 31, 1998, fixed maturities and mortgage loans on non-accrual status, including policyholder share, were $142 million and $97 million, including restructured investments of $76 million and $93 million, respectively. As of December 31, 1997, fixed maturities and mortgage loans on non-accrual status, including policyholder share, were $143 million and $153 million, including restructured investments of $81 million and $137 million, respectively. If interest on these investments had been recognized in accordance with their original terms, net income would have been increased by $5 million, $7 million and $15 million in 1998, 1997 and 1996, respectively.

  B) REALIZED INVESTMENT GAINS AND LOSSES: Realized gains (losses) on investments, excluding policyholder share, for the year ended December 31 were as follows:

----------------------------------------------------------------------------------------------------------------
(IN MILLIONS)                                                                 1998         1997         1996
----------------------------------------------------------------------------------------------------------------
Fixed maturities.........................................................   $      34    $      (3)   $      11
Equity securities........................................................           3            4            1
Mortgage loans...........................................................          22            4          (12)
Real estate..............................................................          10           28           15
Other....................................................................          24           12           22
                                                                                   --
                                                                                               ---          ---
                                                                                   93           45           37
Less income taxes........................................................          33            8           17
----------------------------------------------------------------------------------------------------------------
Net realized investment gains............................................  $       60   $       37   $       20
----------------------------------------------------------------------------------------------------------------
                                                                                            --------------------

  Realized investment gains and losses include impairments in the value of investments, net of recoveries, of $(5) million, $25 million and $40 million in 1998, 1997 and 1996, respectively.

  Realized investment gains for separate accounts, which are not reflected in the Company's revenues, were $494 million, $489 million and $305 million for 1998, 1997 and 1996 respectively. Realized investment gains attributable to policyholder contracts, which also are not reflected in the Company's revenues, were $201 million, $76 million and $82 million for 1998, 1997 and 1996, respectively.

  Sales of available-for-sale fixed maturities and equity securities, including policyholder share, for the year ended December 31 were as follows:

-----------------------------------------------------------------------------------------------------
(IN MILLIONS)                                                           1998       1997       1996
-----------------------------------------------------------------------------------------------------
Proceeds from sales.................................................  $   5,677  $   3,978  $   4,236
Gross gains on sales................................................  $     238  $      95  $     146
Gross losses on sales...............................................  $     (55) $    (151) $     (70)
-----------------------------------------------------------------------------------------------------

NOTE 6 -- SHAREHOLDER'S EQUITY AND DIVIDEND RESTRICTIONS

  The Department recognizes as net income and surplus (shareholder's equity) those amounts determined in conformity with statutory accounting practices prescribed or permitted by the Department, which may differ from generally accepted accounting principles. As of December 31, 1998, there were no permitted accounting practices utilized by the Company that were materially different from those prescribed by the Department.

  Capital stock of the Company at December 31, 1998 and 1997 consisted of 5,978,322 shares of common stock authorized, issued and outstanding (par value $5).

  The Company's statutory net income was $824 million, $417 million and $611 million for 1998, 1997 and 1996, respectively. Statutory surplus was $1.8 billion at December 31, 1998 and $2.2 billion at December 31, 1997. The Connecticut Insurance Holding Company Act limits the amount of annual dividends or other distributions available to shareholders of Connecticut insurance companies without the Department's prior approval. During 1998, the Company paid dividends of $2.0 billion to its parent, all of which received prior approval from the Department in accordance with requirements (see Note 3 -- Disposition). During 1997, the Company paid dividends of $400 million to its parent, of which $100 million received prior approval from the Department in accordance with requirements. Under current law, the maximum dividend distribution that may be made by the Company during 1999 without prior approval is $839 million. The amount of restricted net assets as of December 31, 1998 was approximately $2.7 billion.

NOTE 7 -- INCOME TAXES

  The Company's net deferred tax asset of $865 million and $653 million as of December 31, 1998 and 1997, respectively, reflects management's belief that the Company's taxable income in future years will be sufficient to realize the net deferred tax asset based on the Company's earnings history and its future expectations. In determining the adequacy of future taxable income, management considered the future reversal of its existing taxable temporary differences and available tax planning strategies that could be implemented, if necessary.

  In accordance with the Life Insurance Company Income Tax Act of 1959, a portion of the Company's statutory income was not subject to current income taxation but was accumulated in an account designated Policyholders' Surplus Account. Under the Tax Reform Act of 1984, no further additions may be made to the Policyholders' Surplus Account for tax years ending after December 31, 1983. The balance in the account of approximately $450 million at December 31, 1998 would result in a tax liability of $158 million only if distributed to the shareholder or if the account balance exceeded a prescribed maximum. No income taxes have been provided on this amount because, in management's opinion, the likelihood that these conditions will be met is remote. See Note 13 for a discussion of potential legislation regarding this matter.

  CIGNA's federal income tax returns are routinely audited by the Internal Revenue Service, and provisions are made in CIGNA's financial statements in anticipation of the results of these audits. CIGNA resolved all issues relative to the Company arising out of audits for 1991 through 1993, which resulted in an increase to net income of $13 million in 1997.

  In management's opinion, adequate tax liabilities have been established for all years. Income taxes and deferred tax balances for the year ended December 31, 1998 reflect state income taxes.

  The tax effects of temporary differences which give rise to deferred income tax assets and liabilities as of December 31 were as follows:

---------------------------------------------------------------------------------------------------
(IN MILLIONS)                                                                    1998       1997
---------------------------------------------------------------------------------------------------
Deferred tax assets:
  Other insurance and contractholder liabilities.............................  $     119  $     400
  Employee and retiree benefit plans.........................................        214        196
  Deferred gain on sale of business..........................................        290         --
  Investments, net...........................................................        356        262
  Policy acquisition expenses................................................        111         --
  Other......................................................................         --         63
                                                                               ---------        ---
  Total deferred tax assets..................................................      1,090        921
                                                                               ---------        ---
Deferred tax liabilities:
  Policy acquisition expenses................................................         --         38
  Depreciation...............................................................         67         77
  Unrealized appreciation on investments.....................................        134        153
  Other......................................................................         24         --
                                                                               ---------        ---
  Total deferred tax liabilities.............................................        225        268
---------------------------------------------------------------------------------------------------
                                                                               --------------------
Net deferred income tax asset................................................  $     865  $     653
---------------------------------------------------------------------------------------------------
                                                                               --------------------

  The components of income taxes for the year ended December 31 were as follows:

--------------------------------------------------------------------------------------------------------
(IN MILLIONS)                                                              1998       1997       1996
--------------------------------------------------------------------------------------------------------
Current taxes:
  U.S. income..........................................................  $     617  $     344  $     391
  Foreign income.......................................................          5          3          3
  State income.........................................................         14         --         --
                                                                         ---------        ---        ---
                                                                               636        347        394
                                                                         ---------        ---        ---
Deferred taxes (benefits):
  U.S. income..........................................................       (205)       (49)       (81)
  State income.........................................................         (6)        --         --
                                                                         ---------        ---        ---
                                                                              (211)       (49)       (81)
                                                                         ---------        ---        ---
Total income taxes.....................................................  $     425  $     298  $     313
--------------------------------------------------------------------------------------------------------
                                                                         -------------------------------

State income taxes were not material in years prior to 1998.

  Total income taxes for the year ended December 31 differs from the amount computed using the nominal federal income tax rate of 35% for the following reasons:

----------------------------------------------------------------------------------------------------------
(IN MILLIONS)                                                                1998       1997       1996
----------------------------------------------------------------------------------------------------------
Tax expense at nominal rate..............................................  $     431  $     320  $     305
Tax-exempt interest income...............................................         (4)        (5)        (5)
Dividends received deduction.............................................        (13)        (7)        (7)
Amortization of goodwill.................................................          5          4          4
State income tax (net of federal income tax benefit).....................          5         --         --
Resolved federal tax audit issues........................................         --        (13)        --
Other....................................................................          1         (1)        16
----------------------------------------------------------------------------------------------------------
Total income taxes.......................................................  $     425  $     298  $     313
----------------------------------------------------------------------------------------------------------
                                                                           -------------------------------

NOTE 8 -- PENSION AND OTHER POSTRETIREMENT BENEFITS PLANS

  A) PENSION AND OTHER POSTRETIREMENT BENEFIT PLANS: The Company provides pension and certain health care and life insurance benefits to eligible retired employees and agents, spouses and other eligible dependents through various plans. The expenses of retirement plans are allocated to the Company along with other benefit cost allocations.

  Pension benefits are provided through a plan sponsored by CIGNA covering most domestic employees and by a separate pension plan for former agents. CIGNA funds the pension plans at least at the minimum amount required by the Employee Retirement Income Security Act of 1974. Allocated pension cost for the Company was $19 million, $24 million and $26 million in 1998, 1997 and 1996, respectively. The plans had deposits with the Company totaling approximately $2.8 billion and $2.5 billion at December 31, 1998 and 1997, respectively.

  Expense for postretirement benefits other than pensions allocated to the Company totaled $2 million for 1998 and 1997 and $9 million for 1996. The other postretirement benefit liability included in accounts payable, accrued expenses and other liabilities as of December 31, 1998 and 1997 was $387 million and $412 million, including no net intercompany payables for 1998 and $39 million for 1997 for services provided by affiliates' employees.

  B) CAPITAL ACCUMULATION PLANS: CIGNA sponsors various capital accumulation plans in which employee contributions on a pre-tax basis (401(k)) are supplemented by CIGNA matching contributions. These contributions are invested, at the election of the employee, in one or more of the following investments:
CIGNA common stock fund, several CIGNA and non-CIGNA mutual funds, and a fixed-income fund. In addition, beginning in 1999, CIGNA may provide additional matching contributions, depending on its annual performance, which would be invested in the CIGNA common stock fund. The Company's allocated expense for such plans totaled $22 million for 1998, $15 million for 1997 and $16 million for 1996.

NOTE 9 -- REINSURANCE

  In the normal course of business, the Company enters into agreements, primarily relating to short-duration contracts, to assume and cede reinsurance with other insurance companies. Reinsurance is ceded primarily to limit losses from large exposures and to permit recovery of a portion of direct losses, although ceded reinsurance does not relieve the originating insurer of primary liability. The Company evaluates the financial condition of its reinsurers and monitors concentrations of credit risk arising from similar geographic regions, activities, or economic characteristics of its reinsurers. In connection with the sale of the Company's individual life insurance and annuity business (as discussed in Note 3), the reinsurance recoverable from Lincoln National Corporation at December 31, 1998 was $6.0 billion.

  Failure of reinsurers to indemnify the Company, as a result of reinsurer insolvencies and disputes, could result in losses. As of December 31, 1998 and 1997 there were no allowances for uncollectible amounts. Future charges for unrecoverable reinsurance may materially affect results of operations in future periods; however, such amounts are not expected to have a material adverse effect on the Company's liquidity or financial condition.

  The effects of reinsurance on net earned premiums and fees for the year ended December 31 were as follows:

-----------------------------------------------------------------------------------------------------
(IN MILLIONS)                                                           1998       1997       1996
-----------------------------------------------------------------------------------------------------
SHORT-DURATION CONTRACTS
Premiums and fees:
  Direct............................................................  $   3,763  $   3,119  $   2,940
  Assumed...........................................................        286        255        135
  Ceded.............................................................       (237)      (266)      (166)
-----------------------------------------------------------------------------------------------------
Net earned premiums and fees                                          $   3,812  $   3,108  $   2,909
-----------------------------------------------------------------------------------------------------
                                                                      -------------------------------
LONG-DURATION CONTRACTS
Premiums and fees:
  Direct............................................................  $   1,998  $   1,979  $   1,997
  Assumed...........................................................        564        522        601
  Ceded.............................................................       (691)      (233)      (193)
-----------------------------------------------------------------------------------------------------
Net earned premiums and fees........................................  $   1,871  $   2,268  $   2,405
-----------------------------------------------------------------------------------------------------
                                                                      -------------------------------

  The effects of reinsurance on written premiums and fees for short-duration contracts were not materially different from the amounts shown in the above table. Benefits, losses and settlement expenses for 1998, 1997 and 1996 were net of reinsurance recoveries of $699 million, $340 million and $359 million, respectively.

  For the year ended December 31, 1998, ceded premiums and reinsurance recoveries associated with the individual life insurance and annuity business sold were $741 million and $550 million, respectively.

NOTE 10 -- LEASES AND RENTALS

  Rental expenses for operating leases, principally with respect to buildings, amounted to $42 million, $76 million and $68 million in 1998, 1997 and 1996, respectively.

  As of December 31, 1998, future net minimum rental payments under non-cancelable operating leases were $168 million, payable as follows: 1999 -- $41 million; 2000 -- $29 million; 2001 -- $22 million; 2002 -- $19 million; and
$57 million thereafter.

NOTE 11 -- SEGMENT INFORMATION

  Operating segments are based on the Company's internal reporting structure and generally reflect differences in products. The Company presents segment information as follows:

    - EMPLOYEE HEALTH CARE, LIFE AND DISABILITY BENEFITS, which combines the Company's Health Care and Group Insurance divisions, offers traditional indemnity and cost containment products and services as well as alternative funding arrangements, such as administrative services only and minimum premium plans.

    - EMPLOYEE RETIREMENT BENEFITS AND INVESTMENT SERVICES provides investment products and professional services primarily to sponsors of qualified pension, profit-sharing and retirement savings plans. This segment also provides certain corporate and variable life insurance products.

  Other Operations consist of gain recognition related to the sale of the individual life insurance and annuity business (and, for prior years, results of the sold business, see Note 3), corporate life insurance on which policy loans are outstanding (also called leveraged corporate life insurance), reinsurance operations, settlement annuity business and certain new business initiatives.

  The Company uses operating income (net income excluding after-tax realized investment results) to measure the financial results of its segments. Operating income is determined on a basis consistent with the accounting policies for the consolidated financial statements, except that interest expense on corporate debt is not allocated to segments. The Company allocates substantially all other corporate general, administrative and systems expenses to segments on systematic bases. Income taxes are generally computed as if each segment were filing separate income tax returns.

  The Company's operations are not materially dependent on one or a few customers, brokers or agents. Summarized segment financial information for the year ended and as of December 31 was as follows:

--------------------------------------------------------------------------------------------------
(IN MILLIONS)                                                        1998       1997       1996
--------------------------------------------------------------------------------------------------
EMPLOYEE HEALTH CARE, LIFE AND DISABILITY BENEFITS
Premiums and fees and other revenues.............................  $   5,012  $   4,307  $   4,256
Net investment income............................................        290        286        291
                                                                   ---------  ---------  ---------
Segment revenues.................................................      5,302      4,593      4,547
Income tax expense...............................................        114        108        126
Operating income.................................................        195        190        189
Assets under management:
  Invested assets................................................      3,519      3,761      3,281
  Separate account...............................................      1,702      1,440      1,176
                                                                   ---------  ---------  ---------
Total............................................................  $   5,221  $   5,201  $   4,457
--------------------------------------------------------------------------------------------------

EMPLOYEE RETIREMENT BENEFITS AND INVESTMENT SERVICES
Premiums and fees and other revenues.............................  $     239  $     205  $     257
Net investment income............................................      1,605      1,653      1,686
                                                                   ---------  ---------  ---------
Segment revenues.................................................      1,844      1,858      1,943
Income tax expense...............................................        113         99         86
Operating income.................................................        245        229        185
Assets under management:
  Invested assets................................................     20,511     20,759     20,303
  Separate account...............................................     30,717     26,678     20,604
                                                                   ---------  ---------  ---------
Total............................................................  $  51,228  $  47,437  $  40,907
--------------------------------------------------------------------------------------------------

OTHER OPERATIONS
Premiums and fees and other revenues.............................  $     859  $     874  $     810
Net investment income............................................        742      1,200      1,222
                                                                   ---------  ---------  ---------
Segment revenues.................................................      1,601      2,074      2,032
Income tax expense...............................................        165         83         84
Operating income.................................................        306        159        163
Assets under management:
  Invested assets................................................     10,006     16,181     16,193
  Separate account...............................................      2,229      1,099        775
                                                                   ---------  ---------  ---------
Total............................................................  $  12,235  $  17,280  $  16,968
--------------------------------------------------------------------------------------------------

REALIZED INVESTMENT GAINS
Realized investment gains........................................  $      93  $      45  $      37
Income tax expense...............................................         33          8         17
                                                                   ---------  ---------  ---------
Realized investment gains (losses), net of taxes.................  $      60  $      37  $      20
--------------------------------------------------------------------------------------------------

TOTAL
Premiums and fees and other revenues.............................  $   6,110  $   5,386  $   5,323
Net investment income............................................      2,637      3,139      3,199
Realized investment gains........................................         93         45         37
                                                                   ---------  ---------  ---------
Total revenues...................................................      8,840      8,570      8,559
Income tax expense...............................................        425        298        313
Operating income.................................................        746        578        537
Realized investment gains (losses), net of taxes.................         60         37         20
Net income.......................................................        806        615        557
Assets under management:
  Invested assets................................................     34,036     40,701     39,777
  Separate account...............................................     34,648     29,217     22,555
                                                                   ---------  ---------  ---------
Total............................................................  $  68,684  $  69,918  $  62,332
--------------------------------------------------------------------------------------------------

  Premiums and fees and other revenues by product type for the year ended December 31 were as follows:

-----------------------------------------------------------------------------------------------------
(IN MILLIONS)                                                              1998       1997       1996
-----------------------------------------------------------------------------------------------------
Medical and Dental Indemnity........................................  $   3,566  $   2,883  $   2,726
Group Life..........................................................      1,363      1,355      1,467
Other...............................................................      1,181      1,148      1,130
-------------------------------------------------------------------------------------------
Total premiums and fees and other revenues..........................  $   6,110  $   5,386  $   5,323
-----------------------------------------------------------------------------------------------------
                                                                      -------------------------------

  For the year ended December 31, 1998, 1997 and 1996, the change in net translation of foreign currencies reflects increases of $2 million for 1998 and 1997, and $3 million for 1996.

  Premiums and fees and other revenues by geographic region for the year ended December 31 were as follows:

-----------------------------------------------------------------------------------------------------
(IN MILLIONS)                                                              1998       1997       1996
-----------------------------------------------------------------------------------------------------
Domestic............................................................  $   6,068  $   5,356  $   5,291
Foreign.............................................................         42         30         32
-----------------------------------------------------------------------------------------------------
Total premiums and fees and other revenues..........................  $   6,110  $   5,386  $   5,323
-----------------------------------------------------------------------------------------------------
                                                                      -------------------------------

  The Company's aggregate foreign exchange transaction losses and foreign long-lived assets for the year ended and as of December 31, 1998, 1997 and 1996 were not material.

NOTE 12 -- RELATED PARTY TRANSACTIONS

  The Company has assumed the settlement annuity and group pension business written by Life Insurance Company of North America (LINA), an affiliate. Reserves held by the Company with respect to this business were $1.7 billion at December 31, 1998 and 1997.

  The Company cedes long-term disability business to LINA. Reinsurance recoverables from LINA at December 31, 1998 and 1997 were $834 million and $869 million, respectively.

  Effective January 1, 1998, the Company assumed insurance reserves totaling $85 million, along with a corresponding amount of invested and other assets, under a coinsurance arrangement assigned from Healthsource Insurance Company, an affiliate. In addition, the Company was assigned the responsibility for administering self-funded employee benefit plan products from Healthsource Provident Administrators, Inc. (HPA), another affiliate. As part of this assignment, net assets of approximately $304 million were transferred to the Company from HPA.

  The Company had lines of credit available from affiliates totaling $600 million at December 31, 1998 and 1997. All borrowings are payable upon demand with interest rates equivalent to CIGNA's average monthly short-term borrowing rate plus 1/4 of 1%. Interest expense was $1.5 million, $0.2 million and $1.0 million for 1998, 1997 and 1996, respectively. As of December 31, 1998 and 1997, there were no borrowings outstanding under such lines.

  The Company extended lines of credit to affiliates totaling $600 million at December 31, 1998 and 1997. All loans are payable upon demand with interest rates equivalent to CIGNA's average monthly short-term borrowing rate. There were no amounts outstanding as of December 31, 1998 or 1997.

  The Company, together with other CIGNA subsidiaries, has entered into a pooling arrangement known as the CIGNA Corporate Liquidity Account (the Account) for the purpose of maximizing earnings on funds available for short-term investments. Withdrawals from the Account, up to the total amount of the participant's investment in the Account, are allowed on a demand basis. As of December 31, 1998 and 1997, the Company had a balance in the Account of $1.1 billion and $484 million, respectively.

  CIGNA allocates to the Company its share of operating expenses incurred at the corporate level. The Company also allocates a portion of its operating expenses to affiliated companies on whose behalf it performs certain administrative services.

NOTE 13 -- CONTINGENCIES

  A) FINANCIAL GUARANTEES: The Company is contingently liable for financial guarantees provided in the ordinary course of business on the repayment of principal and interest on certain industrial revenue bonds. The contractual amounts of financial guarantees reflect the Company's maximum exposure to credit loss in the event of nonperformance. To limit the Company's exposure in the event of default of any guaranteed obligation, various programs are in place to ascertain the creditworthiness of guaranteed parties and to monitor this status on a periodic basis.

  The industrial revenue bonds guaranteed directly by the Company have remaining maturities of up to 17 years. The guarantees provide for payment of debt service only as it becomes due; consequently, an event of default would not cause an acceleration of scheduled principal and interest payments. The principal amount of the bonds guaranteed by the Company at December 31, 1998 and 1997 was $85 million and $202 million, respectively. Revenues in connection with industrial revenue bond guarantees are derived principally from equity participations in the related projects and are included in net investment income as earned. During 1998, 1997 and 1996, this income was not material. Loss reserves for financial guarantees are established when a default has occurred or when the Company believes that a loss has been incurred. There were no losses for industrial revenue bonds in 1998, 1997 or 1996.

  The Company has entered into specialty life reinsurance contracts that guarantee payments for specified unfavorable changes in variable annuity account values based on underlying mutual fund investments if account holders expire or elect to receive periodic income payments. For those accounts with mortality risk, reserves are established in amounts adequate to meet the estimated future obligations using various assumptions as to equity market conditions, premiums, mortality and lapse rates, including provision for adverse deviation. As of December 31, 1998 and 1997, the amount of recorded liabilities was $52 million and $29 million, respectively. Although these guarantees may adversely affect the Company's results of operations in future periods, they are not expected to have a material adverse effect on the Company's liquidity or financial condition.

  The Company also guarantees a minimum level of benefits for certain separate account contracts and, in the event that separate account assets are insufficient to fund minimum policy benefits, the Company is obligated to fund the difference. As of December 31, 1998 and 1997, the amount of minimum benefit guarantees for separate account contracts was $5.1 billion and $4.6 billion, respectively. Reserves in addition to the separate account liabilities are established when the Company believes a payment will be required under one of these guarantees. No such reserves were required as of December 31, 1998 and 1997. Guarantee fees are part of the overall management fee charged to separate accounts and are recognized in income as earned.

  Although the ultimate outcome of any loss contingencies arising from the Company's financial guarantees may adversely affect results of operations in future periods, they are not expected to have a material adverse effect on the Company's liquidity or financial condition.

  B) REGULATORY AND INDUSTRY DEVELOPMENTS: The Company's businesses are subject to a changing social, economic, legal, legislative and regulatory environment that could affect them. Some of the changes include initiatives to restrict insurance pricing and the application of underwriting standards and revise federal tax laws. Some of the more significant issues are discussed below.

  In early 1999, the Administration proposed a federal budget that would eliminate the deferral of taxation of certain statutory income of life insurance companies. As discussed in Note 7, the Company has not provided taxes on $450 million of such income. If the budget provision is enacted, the Company will record additional income tax expense of $158 million to reflect this liability. The proposed federal budget also would limit the deduction of interest expense on the general indebtedness of corporations owning non-leveraged corporate life insurance policies covering the lives of officers, employees or directors. If this latter provision is enacted as proposed, the Company does not anticipate that it will have a material effect on its consolidated results of operations, liquidity, or financial condition, although it could have a material adverse effect on the results of operations of the Employee Retirement Benefits and Investment Services segment.

  In 1996, Congress passed legislation that phases out over a three-year period the tax deductibility of policy loan interest for most leveraged corporate life insurance products. For 1998 and 1997, revenues of $556 million and $591 million, respectively, and net income of $42 million and $44 million, respectively, were from leveraged corporate life insurance products that are affected by this legislation. The Company does not expect this legislation to have a material adverse effect on its consolidated results of operations, liquidity or financial condition.

  In 1998, the NAIC adopted standardized statutory accounting principles. Since these principles have not been adopted by most of the insurance departments of various jurisdictions in which the Company's insurance subsidiaries are domiciled, the timing and effects of implementation have not yet been determined.

  The Company is contingently liable for possible assessments under regulatory requirements pertaining to potential insolvencies of unaffiliated insurance companies and other insurance-related assessments. Mandatory assessments, which are subject to statutory limits, can be partially recovered through a reduction in future premium taxes in some states. The Company recorded no pre-tax charges for 1998, and $17 million and $26 million for 1997 and 1996, respectively, for estimated guaranty fund and other insurance-related assessments before giving effect to future premium tax recoveries. Although future assessments and payments may adversely affect results of operations in future periods, such amounts are not expected to have a material adverse effect on the Company's liquidity or financial condition.

  The eventual effect on the Company of the changing environment in which it operates remains uncertain.

  C) LITIGATION: The Company is routinely engaged in litigation incidental to its business. While the outcome of all litigation involving the Company, including insurance-related litigation, cannot be determined, litigation is not expected to result in losses that differ from recorded reserves by amounts that would be material to results of operations, liquidity or financial condition.

                           PART C.  OTHER INFORMATION

ITEM 24.  FINANCIAL STATEMENTS AND EXHIBITS*

(a) Financial Statements provided in the Statement of Additional Information.


     (1)
       Registrant

       (A) Statement of assets and liability as of December 31, 1998.



       (B) Statement of operations for the year ended December 31, 1998.


       (C) Statements of changes in net assets for the years ended December 31, 1997 and 1998.

       (D) Notes to Financial Statements -- December 31, 1998.



     (2)
       Depositor

       (A) Consolidated Statements of Operations for the Years Ended December 31, 1998, 1997, and 1996.


       (B) Consolidated Balance Sheets as of December 31, 1998 and 1997.


       (C) Consolidated Statements of Comprehensive Income and Changes in Shareholders' Equity for the Years Ended December 31, 1998, 1997, and 1996.


       (D) Consolidated Statements of Cash Flows for the Years Ended December 31, 1998, 1997, and 1996.

       (E) Notes to Financial Statements.



(b) Exhibits

     (1)
       Resolution of Board of Directors Authorizing Establishment of Registrant. Incorporated herein by reference to Post-Effective Amendment No. 8 to this Form N-4 Registration Statement.

     (2)
       Not Applicable

     (3)
       Selling Agreement among Connecticut General Life Insurance Company, Sagemark Consulting, Inc. as principal underwriter, and selling dealers. Incorporated herein by reference to Post-Effective Amendment No. 8 to this form N-4 Registration Statement.


    (4a)
       Form of Connecticut General Life Insurance Company Variable Annuity Contract Form Number AN 421A, together with Form of Certificate Form Number AN 422A and Optional Methods of Settlement Riders (Form Numbers AR 421X, AR 421X-U, AR 422 and AR 422). Incorporated herein by reference to Post-Effective Amendment No. 5 to this Form N-4 Registration
       Statement filed February 29, 1996.

    (4b)
       Form of Connecticut General Life Insurance Company Variable Annuity Contract Form Number AN425 together with Form of Certificate Form Number AN 426, Optional Methods of Settlement Riders (Form Numbers AR 425 and AR
       426), Nursing Care Rider (Form Number AR 314), CRT Rider (Form Number B10322) incorporated herein by reference to Post-Effective
       Amendment No. 7 to this Form N-4 Registration Statement filed
       April 22, 1997.

    (5a)
       Forms of Application or Order to Purchase Which May Be Used in Connection with the Contract and Certificate Shown As Exhibits (4), (4a) and (4b) (Form Numbers B 10279, 10280 and 10281) incorporated herein by reference to Post-Effective Amendment No. 5 to this Form N-4 Registration
       Statement filed February 29, 1996.

    (5b)
       Form of Application (Order to Purchase) which may be used in Connection with the Contract and Certificate shown as Exhibits (4b) incorporated herein by reference to Post-Effective Amendment No. 7 to this Form N-4 Registration Statement filed April 22, 1997.

     (6)
      (A) Certificate of Incorporation (Charter) of Connecticut General Life Insurance Company, as amended incorporated herein by reference to Post-Effective Amendment No. 2 to this Form N-4 Registration Statement under the Securities Act of 1933 (File No. 33-83020) filed June 21, 1995.

      (B) By-Laws of Connecticut General Life Insurance Company incorporated herein by reference to Post-Effective Amendment No. 2 to this Form N-4 Registration Statement under the Securities Act of 1933
      (File No. 33-83020) filed June 21, 1995.


     (7)
       Not Applicable

     (8)
       Not Applicable


     (9)
      Opinion and Consent of Mark A. Parsons, Esq., Chief Counsel, Retirement and Investment Services Division, of CIGNA Corporation incorporated herein by reference to Post-Effective Amendment No. 8 to this Form N-4 Registration Statement filed April 24, 1998.

    (10)

      (A)  Consent of PricewaterhouseCoopers LLP


       (B) Consent of Ernst & Young LLP

    (11)
       Not Applicable

    (12)
       Not Applicable

    (13)
       Not Applicable

    (14)
       Not Applicable

ITEM 25.  DIRECTORS AND OFFICERS OF THE DEPOSITOR


    The principal business address of each of the directors and officers of Connecticut General Life Insurance Company (the "Company") is the Company's Home Office, 900 Cottage Grove Road, Hartford, Connecticut 06152.

DIRECTORS AND OFFICERS OF DEPOSITOR


NAME                            POSITIONS AND OFFICES WITH DEPOSITOR
------------------------------  ---------------------------------------------
Thomas C. Jones                 President and Director
                                (Principal Executive Officer)
John Wilkinson                  Vice President and Actuary
                                (Principal Financial Officer)
Robert E. Wahlman               Vice President
                                (Principal Accounting Officer)
Susan L. Cooper                 Corporate Secretary
Andrew G. Helming               Secretary
Stephen C. Stachelek            Vice President and Treasurer
William M. Pastore              Director and Chairman of the Board
Harold W. Albert                Director
Robert W. Burgess               Director
John Cannon, III                Director and Chief Counsel
Joseph M. Fitzgerald            Director and Senior Vice President
Carol M. Olsen                  Director and Senior Vice President
John E. Pacy                    Director and Senior Vice President
Marc L. Preminger               Director and Senior Vice President
Patricia L. Rowland             Director and Senior Vice President
W. Allen Schaffer, MD           Director and Senior Vice President


ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

    There follows a chart of persons controlled by or under common control with the Depositor. The consolidated financial statements of the Depositor include the accounts of the Depositor and its wholly-owned subsidiaries.

                               CIGNA CORPORATION
              (A Delaware corporation and ultimate parent company)

     Incorporated by reference to Form 10-K Report of CIGNA Corporation for the year ended December 31, 1998, file no. 1-8323, filed on March 26, 1999.



ITEM 27.  NUMBER OF PURCHASERS



    As of March 31, 1999 there were 5,845 Contract Owners of variable annuity contracts funded through Registrant.

ITEM 28.  INDEMNIFICATION

    Indemnification of directors, officers, employees and agents of the Depositor is governed, effective January 1, 1997, by Sections 33-770 through 33-778 of the Connecticut Stock Corporation Act. ("Act"). The Act sets forth the fullest indemnification which a Connecticut corporation such as Depositor is permitted to provide. The Act also permits a corporation to purchase and maintain insurance with respect to liabilities asserted against or incurred by persons in the capacity or status of directors, officers, employees or agents regardless of whether direct indemnification by the corporation would be permitted. The Act allows a corporation to adopt provisions in its certificate of incorporation narrowing the scope of indemnification which would otherwise be permitted by the Act, and Depositor is currently considering amending its certificate of incorporation to provide for narrower indemnification. Until and unless such an amendment is adopted, Depositor is obligated to provide the fullest indemnification permitted by the Act, on condition that a determination has been made by Depositor's Board of Directors (or, in special circumstances, by shareholders or special legal counsel) that the person to be indemnified acted in good faith, reasonably believed his conduct was in the corporation's best interest, and had no reasonable cause to believe his conduct was unlawful.

ITEM 29.  PRINCIPAL UNDERWRITER


     The Registrant's principal underwriter is Sagemark Consulting, Inc. (Sagemark). Sagemark also acts as the general distributor of certain other variable annuity contracts and variable life insurance policies issued by the Company, and by CIGNA Life Insurance Company. Sagemark is located at 350 Church Street, Hartford, CT 06103.


    The investment companies for which CFA acts as a principal underwriter are:

       CG Variable Annuity Separate Account
       CG Variable Annuity Separate Account II
       CG Variable Life Insurance Separate Account I
       CG Variable Life Insurance Separate Account II
       CIGNA Variable Annuity Separate Account I


DIRECTORS AND OFFICERS OF PRINCIPAL UNDERWRITER


  NAME                                     POSITIONS AND OFFICES WITH DEPOSITOR
  ------------------------------  -------------------------------------------------------

  J. Michael Hemp                  President
  Todd R. Stephenson               Senior Vice President and Chief
                                     Operating Officer
  Carolyn P. Brody                 Vice President
  Joy P. McConnell                 Vice President
  Priscilla S. Brown               Vice President
  Philip L. Holstein               Vice President
  Karen R. Matheson                Director and Vice President
  John M. Behrendt                 Vice President
  Janet C. Whitney                 Vice President and Treasurer
  Robert A. Picarello              Chief Counsel and Assistant Secretary
  H. Edward Cohen                  Assistant Vice President
  Karen E. Goldman                 Assistant Vice President
  C. Suzanne Womack                Secretary
  Gil L. Bearman                   Assistant Secretary
  Brian S. Becker                  Assistant Secretary
  Renee L. Beeks                   Assistant Secretary
  Gail Black                       Assistant Treasurer
  Walter W. Bonham, Jr.            Assistant Treasurer


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

    The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder are maintained by Connecticut General Life Insurance Company at its Home Office at 900 Cottage Grove Road, Bloomfield, Connecticut (mailing address: Hartford, CT 06152).

ITEM 31.  MANAGEMENT SERVICES

    All management policies are discussed in Part A or Part B.

ITEM 32.  UNDERTAKINGS

    (a) Registrant undertakes that it will file a post effective amendment to this registration statement under the Securities Act of 1933 as frequently as necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as Premium Payments under the Contracts may be accepted.

    (b) Registrant undertakes that it will include either (i) a postcard or similar written communication affixed to or included in the Prospectus that the applicant can remove to send for a Statement of Additional Information or (ii) a space in the Contract application or order to purchase that an applicant can check to request a Statement of Additional Information.

    (c) Registrant undertakes to deliver promptly, upon written or oral request made to Connecticut General Life Insurance Company at the address or phone number listed in the Prospectus, any Statement of Additional Information and any financial statements required by Form N-4 to be made available to applicants or owners.

FEES AND CHARGES REPRESENTATION

    The Company represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

SECTION 403(b) REPRESENTATION

    Registrant represents that it is relying on a no-action letter dated November 28, 1988, to the American Council of Life Insurance (Ref. No. IP-6-88), regarding Sections 22(e), 27(c)(1) and 27(d) of the Investment Company Act of 1940, in connection with redeemability restrictions on Section 403(b) Contracts, and that paragraphs numbered (1) through (4) of that letter will be complied with.

                                   SIGNATURES


As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Post-Effective Amendment No. 9 to its Registration Statement on Form N-4 (File No. 33-83020) to be signed on its behalf by the undersigned thereunto duly authorized, in the Town of Bloomfield and State of Connecticut on the 30th day of April, 1999. Registrant certifies that this amendment meets all of the requirements for effectiveness pursuant to Rule 485(b) under the Securities Act of 1933.

                                  CG VARIABLE ANNUITY SEPARATE ACCOUNT II
                                  (REGISTRANT)

                                  By  /s/ John Wilkinson
                                      -----------------------------------
                                      John Wilkinson
                                      Vice President
                                      Connecticut General Life Insurance Company

                                  CONNECTICUT GENERAL LIFE INSURANCE COMPANY
                                  (DEPOSITOR)

                                  By  /s/ John Wilkinson
                                      -----------------------------------
                                      John Wilkinson
                                      Vice President

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 9 to this Registration Statement (File No. 33-83020) has been signed below on April 30, 1999 by the following persons, as officers and directors of the Depositor, in the capacities indicated:


SIGNATURE                               TITLE
---------                               -----

                                *       President and Director
----------------------------------      (Principal Executive
Thomas C. Jones                         Officer)

                                *       Vice President and Actuary
----------------------------------      (Principal Financial
John Wilkinson                          Officer)

                                *       Vice President
----------------------------------      (Principal Accounting
Robert E. Wahlman                       Officer)

                                *
----------------------------------      Director
Harold W. Albert

                                *
----------------------------------      Director
Robert W. Burgess


----------------------------------      Director
John Cannon, III

                                *
----------------------------------      Director
Joseph M. Fitzgerald


----------------------------------      Director
William M. Pastore

                                *
----------------------------------      Director
Carol M. Olsen

                                *
----------------------------------      Director
John E. Pacy

                                *
----------------------------------      Director
Marc L. Preminger

                                *
----------------------------------      Director
Patricia L. Rowland

                                *
----------------------------------      Director
W. Allen Schaffer, M.D.

                                     *By /s/ John Wilkinson
                                         ------------------------------------
                                         John Wilkinson
                                         Attorney-in-Fact
(A Majority of the Directors)

                               POWER OF ATTORNEY*


    We, the undersigned directors and officers of Connecticut General Life Insurance Company, hereby severally constitute and appoint John Wilkinson, Mark
A. Parsons and David C. Kopp, and each of them individually, our true and lawful attorneys-in-fact, with full power to them and each of them to sign for us, in our names and in the capacities indicated below, any and all amendments to Registration Statement No. 33-83020 filed with the Securities and Exchange Commission under the Securities Act of 1933, on behalf of the Company in its own name or in the name of one of its Separate Accounts, hereby ratifying and confirming our signatures as they may be signed by either of our attorneys-in-fact to any such Registration Statement.


    WITNESS our hands and common seal on this 30th day of April, 1999.


             SIGNATURE                              TITLE
-----------------------------------  -----------------------------------

        /S/ THOMAS C. JONES
-----------------------------------  President and Director
          Thomas C. Jones             (Principal Executive Officer)

        /S/ JOHN WILKINSON
-----------------------------------  Vice President and Actuary
          John Wilkinson              (Principal Financial Officer)

     /S/ DOMINIC A. DELLAVOLPE
-----------------------------------  Assistant Vice President
       Dominic A. DellaVolpe          (Principal Accounting Officer)

       /S/ HAROLD W. ALBERT
-----------------------------------  Director
         Harold W. Albert

       /S/ ROBERT W. BURGESS
-----------------------------------  Director
         Robert W. Burgess

          /S/ JOHN G. DAY
-----------------------------------  Director
            John G. Day

     /S/ JOSEPH M. FITZGERALD
-----------------------------------  Director
       Joseph M. Fitzgerald

       /S/ H. EDWARD HANWAY
-----------------------------------  Director
         H. Edward Hanway

        /S/ CAROL M. OLSEN
-----------------------------------  Director
          Carol M. Olsen

         /S/ JOHN E. PACY
-----------------------------------  Director
           John E. Pacy

       /S/ MARC L. PREMINGER
-----------------------------------  Director
         Marc L. Preminger

      /S/ PATRICIA L. ROWLAND
-----------------------------------  Director
        Patricia L. Rowland

    /S/ W. ALLEN SCHAFFER, M.D.
-----------------------------------  Director
      W. Allen Schaffer, M.D.